UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

PNC Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — 46.4%
Consumer Discretionary — 6.0%
Aaron’s	4,180	$98
Amazon.com*	1,246	216
BorgWarner*	2,830	220
Buckle	2,210	86
Chipotle Mexican Grill*	680	167
Coach	5,554	305
Coinstar*	4,000	171
Dorman Products*	1,270	44
Goodyear Tire & Rubber*	15,112	214
Limited Brands	5,950	191
Lowe’s	20,921	547
McDonald’s	4,110	311
O’Reilly Automotive*	4,200	233
Penn National Gaming*	3,430	123
Starbucks	5,930	196
Starwood Hotels & Resorts Worldwide	3,190	195
Strayer Education	800	110
Target	5,634	296
Tiffany	4,563	281
Time Warner	6,346	242
Time Warner Cable	5,535	400
Tractor Supply	4,720	246
Universal Electronics*	3,680	100
Viacom, Cl B	6,660	297
WMS Industries*	2,870	114
Wyndham Worldwide	6,940	217

		5,620

Consumer Staples — 4.9%
Coca-Cola	5,750	367
Corn Products International	2,500	122
CVS Caremark	16,223	536
Energizer Holdings*	6,837	457
Estee Lauder, Cl A	1,850	175
General Mills	8,131	302
Hershey	5,480	287
Kimberly-Clark	2,754	181
Kroger	13,145	301
Philip Morris International	5,130	322
Procter & Gamble	9,774	616
TreeHouse Foods*	2,350	123
Walgreen	5,830	253
Wal-Mart Stores	10,293	535

		4,577

Energy — 4.8%
Apache	3,572	445
ATP Oil & Gas*	7,580	154
Atwood Oceanics*	2,790	127
Chevron	8,362	868
ConocoPhillips	5,341	416
Contango Oil & Gas*	3,280	201
ExxonMobil	11,260	963
FMC Technologies*	3,830	360
National Oilwell Varco	3,560	283
Newfield Exploration*	3,010	219
Oil States International*	2,590	188
World Fuel Services	5,880	244

		4,468

	Number of Shares	Value (000)

Financials — 6.4%
Allstate	10,782	$343
American Express	4,020	175
Ameriprise Financial	3,600	228
Amtrust Financial Services	13,500	260
Bank of the Ozarks	5,600	241
Blackstone Group LP	5,050	90
Chubb	6,982	424
CVB Financial	10,080	84
Discover Financial Services	6,436	140
Glacier Bancorp	9,600	150
Goldman Sachs Group	1,276	209
Investment Technology Group*	9,190	176
JPMorgan Chase	13,741	641
Lincoln National	14,390	456
Morgan Stanley	8,771	260
Northern Trust	7,266	375
Portfolio Recovery Associates*	4,170	348
Prosperity Bancshares	3,090	126
Public Storage REIT	1,550	174
RLI	2,450	141
Travelers	6,849	410
Virtus Investment Partners*	1,830	107
Wells Fargo	9,912	320
World Acceptance*	2,390	143

		6,021

Healthcare — 5.3%
Allergan	2,540	188
Almost Family*	3,440	134
AmerisourceBergen	7,300	277
Baxter International	4,482	238
Bio-Reference Labs*	6,800	142
Catalyst Health Solutions*	4,560	206
Celgene*	2,740	146
Gilead Sciences*	5,110	199
Johnson & Johnson	9,992	614
Medco Health Solutions*	3,250	200
Merck	20,354	663
MWI Veterinary Supply*	1,290	89
PAREXEL International*	7,900	186
Pfizer	45,240	871
St. Jude Medical	6,390	306
UnitedHealth Group	12,041	513

		4,972

Industrials — 6.6%
Allegiant Travel*	3,610	149
APAC Customer Services*	30,500	179
Avery Dennison	8,902	355
Babcock & Wilcox*	5,661	191
BE Aerospace*	7,840	264
Caterpillar	3,650	376
CSX	4,880	364
Cummins	2,434	246
Curtiss-Wright	4,420	163
Dover	4,300	276
Eaton	2,880	319
Esterline Technologies*	3,010	216
General Dynamics	6,055	461
General Electric	41,798	874
Houston Wire & Cable	8,210	110
ICF International*	2,750	62

See Notes to Schedules of Investments	1

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
DOMESTIC COMMON STOCKS — continued
Industrials — continued
Illinois Tool Works	6,441	$349
Joy Global	2,830	276
Pall	5,480	298
Regal-Beloit	2,620	191
United Parcel Service, Cl B	2,280	168
United Technologies	4,020	336

		6,223

Information Technology — 8.9%
Apple*	2,747	970
Cisco Systems*	22,666	421
Corning	13,140	303
Dell*	8,317	132
eBay*	6,360	213
Ebix*	6,660	175
EMC*	9,030	246
Finisar*	1,310	54
Google, Cl A*	785	481
Hewlett-Packard	4,431	193
Informatica*	5,570	262
Intel	17,128	368
International Business Machines	5,879	952
Liquidity Services*	6,000	96
Littelfuse	800	42
Mastercard, Cl A	1,454	350
Microsoft	35,464	943
Monolithic Power Systems*	11,020	170
NetApp*	3,920	202
Oracle	14,420	474
OSI Systems*	4,010	151
QUALCOMM	7,130	425
Rofin-Sinar Technologies*	2,350	91
Smith Micro Software*	13,340	125
TriQuint Semiconductor*	3,010	43
Tyler Technologies*	6,060	134
Visa, Cl A	2,938	215
Wright Express*	2,150	110

		8,341

Materials — 1.4%
Balchem	2,980	107
Celanese, Series A	5,295	220
Compass Minerals International	1,670	156
Eastman Chemical	3,200	299
International Paper	2,621	73
Mosaic	3,470	298
Newmont Mining	2,280	126

		1,279

Telecommunication Services — 0.7%
AT&T	18,195	517
Atlantic Tele-Network	3,800	148

		665

Utilities — 1.4%
Calpine*	16,021	242
Exelon	11,358	474
NextEra Energy	5,860	325
NRG Energy*	8,450	169

	Number of Shares	Value (000)

UGI	4,750	$152

		1,362

Total Domestic Common Stocks (Cost $38,135)		43,528

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	13,500	27
Freddie Mac	6,900	14

Total Preferred Stocks
(Cost $375)		41

FOREIGN COMMON STOCKS — 8.3%
Consumer Discretionary — 0.8%
ASOS PLC (United Kingdom)*	1,988	61
Burberry Group (United Kingdom)	1,550	30
Compass Group PLC (United Kingdom)	7,574	68
Domino’s Pizza UK & IRL PLC (United Kingdom)	4,834	37
ElringKlinger AG (Germany)	1,025	34
Gildan Activewear (Canada)	3,350	107
Intime Department Store Group (China)	35,857	49
Li & Fung (Hong Kong)	12,819	78
LVMH Moet Hennessy Louis Vuitton SA (France)#	519	82
Nitori Holdings (Japan)	1,021	90
Nokian Renkaat OYJ (Finland)	1,400	57
PDG Realty SA Empreendimentos e Participacoes (Brazil)	6,082	33

		726

Consumer Staples — 0.5%
Anheuser-Busch Inbev NV, ADR (Belgium)	804	45
Hengan International Group (China)	3,842	28
Jeronimo Martins SGPS SA (Portugal)	3,904	63
Koninklijke Ahold NV (Netherlands)	3,133	42
L’Oreal SA (France)	400	47
Nestle SA (Switzerland)	2,649	150
Reckitt Benckiser Group PLC (United Kingdom)	1,018	53
Tesco PLC (United Kingdom)	8,441	55

		483

Energy — 1.8%
Bankers Petroleum (Canada)*	7,190	70
BG Group PLC (United Kingdom)	5,826	142
Cairn Energy PLC (United Kingdom)*	8,489	59
Core Laboratories NV (Netherlands)	2,338	241
Ensco International PLC, ADR (United
Kingdom)	2,010	113
Nabors Industries (Bermuda)*	15,849	451
Noble (Switzerland)	11,075	495
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	555	47
Tullow Oil PLC (United Kingdom)	2,473	58

		1,676

Financials — 0.8%
E-House China Holdings, ADR (China)	4,372	53
FirstService (Canada)*	7,210	226

2	See Notes to Schedules of Investments

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Financials — continued
Glorious Property Holdings (Hong Kong)	95,033	$26
HSBC Holdings PLC, ADR (United Kingdom)	850	47
IG Group Holdings PLC (United Kingdom)	9,084	66
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	36
Montpelier Re Holdings (Bermuda)	7,190	145
Ratos AB, Cl B (Sweden)	1,100	41
Schroders PLC (United Kingdom)	2,000	58
Standard Chartered PLC (United Kingdom)	2,606	69

		767

Healthcare — 1.1%
Abcam PLC (United Kingdom)	7,223	43
Cochlear (Australia)	768	61
Covidien PLC (Ireland)	5,370	276
DiaSorin SpA (Italy)	1,595	72
Elekta AB (Sweden)#	1,099	42
Genomma Lab Internacional SA de CV (Mexico)*	14,006	31
Novo Nordisk A/S, ADR (Denmark)	973	123
Roche Holdings AG (Switzerland)	358	54
Shire PLC, ADR (Ireland)	2,731	232
Sonova Holding AG (Switzerland)	165	22
Teva Pharmaceutical Industries, ADR (Israel)	1,556	78

		1,034

Industrials — 0.9%
ABB, ADR (Switzerland)	2,558	63
FANUC (Japan)	704	110
Hexagon AB, Cl B (Sweden)#	2,400	53
Komatsu (Japan)	1,400	43
Metso OYJ (Finland)	837	43
Michael Page International PLC (United Kingdom)	4,727	40
Mitsubishi (Japan)	1,633	45
Nabtesco (Japan)	2,000	48
Nidec (Japan)	480	45
Rational AG (Germany)	136	29
Ritchie Bros Auctioneers (Canada)	5,590	142
Schneider Electric SA (France)	350	58
Weir Group PLC (United Kingdom)	2,151	60
Zhuzhou CSR Times Electric (China)	16,574	56

		835

Information Technology — 1.3%
ARM Holdings PLC, ADR (United Kingdom)	3,817	115
Axis Communications AB (Sweden)	1,997	42
Canon, ADR (Japan)	1,317	64
Dassault Systemes SA (France)	550	42
Gree (Japan)#	4,450	73
Kakaku.com (Japan)	11	64
Marvell Technology Group (Bermuda)*	8,050	147
Open Text (Canada)*	3,630	214
Opera Software ASA (Norway)#	9,380	47
SAP AG, ADR (Germany)	1,682	102
Temenos Group AG (Switzerland)*#	2,709	103
Tencent Holdings (China)	3,791	101
Wirecard AG (Germany)#	3,815	63

		1,177

Materials — 0.9%
Antofagasta PLC (United Kingdom)	4,308	99

	Number of Shares	Value (000)

China Resources Cement Holdings (Hong Kong)*	38,518	$30
Eldorado Gold (Canada)	2,821	48
Kuraray (Japan)	5,081	72
Midas Holdings (Singapore)#	51,370	30
Northgate Minerals (Canada)*	43,520	125
Real Gold Mining (China)*#	25,920	39
Rio Tinto PLC, ADR (United Kingdom)	2,105	150
Syngenta AG, ADR (Switzerland)	1,878	126
Vale SA, ADR (Brazil)#	2,892	99
Yara International ASA (Norway)	800	42

		860

Telecommunication Services — 0.0%
Telenor ASA (Norway)	2,948	49

		49

Utilities — 0.2%
Centrica PLC (United Kingdom)	10,113	56
GCL Poly Energy Holdings (Hong Kong)	131,256	67
Red Electrica SA (Spain)	1,139	61

		184

Total Foreign Common Stocks
(Cost $6,570)		7,791

EXCHANGE TRADED FUNDS — 10.2%
iShares MSCI EAFE Value Index Fund	96,958	5,317
iShares MSCI Emerging Markets Index Fund	57,711	2,642
SPDR S&P 500 ETF Trust	12,000	1,598

Total Exchange Traded Funds
(Cost $10,545)		9,557

FOREIGN EQUITY CERTIFICATE — 0.0%
Financials — 0.0%
Yes Bank, (India), Issued by J.P. Morgan Structured Products B.V., Expires 09/21/15	3,530	20

Total Foreign Equity Certificate (Cost $26)		20

	Par (000)
ASSET BACKED SECURITIES — 2.4%
Automotive — 0.7%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A
4 1.780%, 12/15/15	$215	215
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A
4 5.160%, 03/17/14	246	251
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A
3 1.310%, 01/20/14	195	196

		662

Credit Card — 0.4%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	330	335

See Notes to Schedules of Investments	3

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
Utilities — 1.3%
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	$126	$129
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	543	582
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	470	557

		1,268

Total Asset Backed Securities
(Cost $2,139)		2,265

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	739
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	378	393

Total Collateralized Mortgage Obligations (Cost $1,052)		1,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	170	177
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	189	191
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	787

Total Commercial Mortgage-Backed Securities
(Cost $1,087)		1,155

CORPORATE BONDS — 11.1%
Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	70	70
Johnson Controls
5.700%, 03/01/41	55	56

		126

Cable — 0.5%
Comcast
5.700%, 05/15/18	70	77
DIRECTV Holdings LLC
4.600%, 02/15/21	115	113
Historic TW
6.625%, 05/15/29	65	70
NBCUniversal Media LLC
5.150%, 04/30/20 144A	110	113
News America
6.650%, 11/15/37	75	80
News America Holdings
8.450%, 08/01/34	25	30

		483

	Par (000)	Value (000)

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	$95	$104

Energy — 1.1%
Anadarko Petroleum
8.700%, 03/15/19	75	92
BP Capital Markets PLC
3.625%, 05/08/14	70	73
ConocoPhillips
5.750%, 02/01/19	125	142
EQT
8.125%, 06/01/19	30	36
Hess
5.600%, 02/15/41	70	68
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	110	118
Nexen
5.875%, 03/10/35	110	100
ONEOK Partners LP
6.125%, 02/01/41	75	75
Petrobras International Finance
3.875%, 01/27/16	85	86
Suncor Energy
6.100%, 06/01/18	85	97
Sunoco
9.625%, 04/15/15	60	72
Weatherford International
5.125%, 09/15/20	70	71

		1,030

Financials — 3.2%
American Express
7.000%, 03/19/18	100	117
Ameriprise Financial
7.300%, 06/28/19	90	108
Bank of America
6.500%, 08/01/16	40	45
Bank of America (MTN)
5.650%, 05/01/18	200	211
Bank of Nova Scotia
4.375%, 01/13/21	90	90
Barclays Bank PLC
6.750%, 05/22/19	125	140
BNY Mellon (MTN)
2.500%, 01/15/16	75	75
Capital One Bank USA NA
6.500%, 06/13/13	75	82
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	90	101
Citigroup
5.125%, 05/05/14	175	188
6.010%, 01/15/15	35	38
First Niagara Financial Group
6.750%, 03/19/20	80	87
General Electric Capital
2.100%, 01/07/14	160	161
4.625%, 01/07/21	35	35
5.300%, 02/11/21	35	36
General Electric Capital (MTN)
3.500%, 06/29/15	15	15
Goldman Sachs Group
5.950%, 01/18/18	225	244

4	See Notes to Schedules of Investments

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
HSBC Bank USA NA 4.625%, 04/01/14	$135	$143
International Lease Finance 6.500%, 09/01/14 144A	50	54
JPMorgan Chase
6.125%, 06/27/17	150	165
6.000%, 01/15/18	35	39
Mellon Funding 5.500%, 11/15/18	100	110
Merrill Lynch (MTN) 6.875%, 04/25/18	20	23
Morgan Stanley 4.000%, 07/24/15	125	128
Rabobank Nederland 2.125%, 10/13/15	90	87
Santander US Debt SA Unipersonal 3.724%, 01/20/15 144A	100	96
Societe Generale 2.500%, 01/15/14 144A	115	114
USB Capital XIII Trust 6.625%, 12/15/39	100	105
Wachovia Capital Trust III 5.800%, 03/15/42 (C)	110	100
Westpac Banking 3.000%, 08/04/15	60	60

		2,997

Food, Beverage & Tobacco — 0.3%
Anheuser-Busch InBev Worldwide 7.750%, 01/15/19 144A	125	155
Kraft Foods 5.375%, 02/10/20	85	90

		245

Healthcare — 0.2%
Abbott Laboratories 5.125%, 04/01/19	100	109
Merck 3.875%, 01/15/21	60	59

		168

Industrials — 0.5%
CRH America 4.125%, 01/15/16	75	76
L-3 Communications 4.950%, 02/15/21	70	71
Lockheed Martin 4.250%, 11/15/19	40	40
Thermo Fisher Scientific 3.200%, 05/01/15	100	102
United Technologies 4.500%, 04/15/20	120	125

		414

Insurance — 0.8%
AON 3.500%, 09/30/15	65	65
Berkshire Hathaway Finance 4.250%, 01/15/21	150	150
Hartford Financial Services Group 6.300%, 03/15/18	50	54

	Par (000)	Value (000)
MetLife
7.717%, 02/15/19	$40	$49
6.400%, 12/15/36	65	62
Principal Financial Group 8.875%, 05/15/19	125	159
Prudential Financial (MTN) 7.375%, 06/15/19	80	95
Reinsurance Group of America 6.450%, 11/15/19	95	103

		737

Materials — 0.4%
ArcelorMittal 7.000%, 10/15/39	80	84
Dow Chemical 8.550%, 05/15/19	95	120
EI du Pont de Nemours 3.625%, 01/15/21	115	109
Vale Overseas 4.625%, 09/15/20	65	64

		377

Real Estate Investment Trusts — 0.5%
AMB Property LP
4.500%, 08/15/17	15	15
6.625%, 12/01/19	75	84
CommonWealth REIT
5.875%, 09/15/20	70	72
Digital Realty Trust LP
4.500%, 07/15/15	85	88
Realty Income 6.750%, 08/15/19	100	115
Simon Property Group LP 5.875%, 03/01/17	85	95

		469

Retail — 0.5%
AutoZone 4.000%, 11/15/20	80	74
Home Depot 5.875%, 12/16/36	85	86
Kohl’s 6.875%, 12/15/37	50	58
Kroger 6.400%, 08/15/17	130	149
Safeway 3.950%, 08/15/20	50	48
Wal-Mart Stores 5.250%, 09/01/35	75	75
		490

Technology — 0.3%
KLA-Tencor 6.900%, 05/01/18	100	110
Oracle 6.125%, 07/08/39	75	81
Xerox 6.400%, 03/15/16	105	119

		310

See Notes to Schedules of Investments	5

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 0.5%
AT&T
6.300%, 01/15/38	$155	$161
GTE
6.940%, 04/15/28	200	225
Telefonica Emisiones SAU
3.992%, 02/16/16	115	115

		501

Transportation — 0.2%
Burlington Northern Santa Fe
5.750%, 03/15/18	75	84
Ryder System (MTN)
3.150%, 03/02/15	75	76

		160

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 0.9%
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	230	236
Goldman Sachs Group (TLGP) (FDIC)
3.250%, 06/15/12	225	233
JPMorgan Chase (TLGP) (FDIC)
2.125%, 12/26/12	230	236
Wells Fargo (MTN) (TLGP) (FDIC)
0.522%, 06/15/12 (C)	135	135

		840

Utilities — 1.0%
Appalachian Power
4.950%, 02/01/15	165	176
Bruce Mansfield Unit
6.850%, 06/01/34	98	103
Dominion Resources
6.400%, 06/15/18	100	115
Exelon Generation LLC
5.750%, 10/01/41	95	89
Midamerican Energy Holdings
6.125%, 04/01/36	75	80
Nisource Finance
6.400%, 03/15/18	100	112
Progress Energy
7.050%, 03/15/19	65	77
Puget Sound Energy
5.757%, 10/01/39	100	101
Toledo Edison
7.250%, 05/01/20	60	71
Xcel Energy
4.700%, 05/15/20	5	5

		929

Total Corporate Bonds
(Cost $9,952)		10,380

MUNICIPAL BONDS — 0.2%
Ohio — 0.1%
Ohio State University (RB)
4.910%, 06/01/40	100	92

	Par (000)	Value (000)

Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$55	$55

Total Municipal Bonds
(Cost $153)		147

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 8.2%
Federal National Mortgage Association — 7.3%
7.000%, 06/01/31	6	7
7.000%, 01/01/33	11	13
7.000%, 10/01/33	7	8
6.000%, 09/01/36	595	652
5.500%, 02/01/32	72	77
5.500%, 07/01/33	12	13
5.500%, 12/01/33	167	180
5.500%, 05/01/35	97	105
5.500%, 12/01/36	650	699
5.500%, 09/01/37	270	290
5.500%, 08/01/38	411	439
5.000%, 07/01/20	22	24
5.000%, 09/01/33	27	29
5.000%, 11/01/33	298	315
5.000%, 08/01/35	25	26
5.000%, 11/01/35	255	269
5.000%, 12/01/35	234	247
5.000%, 03/01/40	523	550
5.000%, 08/01/40	406	426
4.500%, 10/01/20	256	270
4.500%, 03/01/21	201	213
4.500%, 09/01/35	276	283
4.500%, 06/01/40	807	826
4.500%, 01/01/41	594	607
4.000%, 02/01/41	299	295

		6,863

Government National Mortgage Association — 0.9%
6.500%, 09/15/28	8	9
6.500%, 07/15/32	15	17
6.000%, 08/15/32	9	10
6.000%, 02/15/33	49	54
5.000%, 06/15/39	482	513
4.500%, 08/15/39	251	260

		863

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $7,452)		7,726

6	See Notes to Schedules of Investments

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bond — 0.8%
4.500%, 02/15/36	$700	$709

U.S. Treasury Notes — 5.8%
3.000%, 09/30/16	55	57
2.625%, 08/15/20	630	592
2.250%, 01/31/15	185	189
1.375%, 04/15/12	1,010	1,022
1.375%, 01/15/13	520	527
1.250%, 10/31/15	1,020	986
1.125%, 12/15/11	375	378
1.000%, 07/31/11	1,710	1,716

		5,467
Total U.S. Treasury Obligations (Cost $6,233)		6,176

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.6%
PNC Advantage Institutional Money Market Fund, Class I†	3,413,191	$3,413
Total Affiliated Money Market Fund (Cost $3,413)		3,413
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.5% (Cost $87,132)		93,331
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Affiliated Money Market Fund — 0.2%
Institutional Money Market Trust†	150,336	150
Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $150)		150
TOTAL INVESTMENTS — 99.7%
(Cost $87,282)**		93,481
Other Assets & Liabilities – 0.3%		303
TOTAL NET ASSETS — 100.0%		$93,784

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $87,782.

Gross unrealized appreciation (000)	$9,281
Gross unrealized depreciation (000)	(3,582)

Net unrealized appreciation (000)	$5,699

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 64 (000).
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total market value of illiquid securities is $36 (000) and represents 0.0% of net assets as of February 28, 2011.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $532 (000) and represents 0.6% of net assets as of February 28, 2011.

  Please see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	1	$235	03/18/11	$ 8
Nikkei 225®	1	122	03/11/11	5

		$357		$13

Cash in the amount of $22,637 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments	7

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 3,413,191	$ –	$ –	$ 3,413,191
Asset Backed Securities	–	2,265,520	–	2,265,520
Collateralized Mortgage Obligations	–	1,132,190	–	1,132,190
Commercial Mortgage-Backed Securities	–	1,154,835	–	1,154,835
Corporate Bonds	–	10,379,582	–	10,379,582
Domestic Common Stocks	43,527,624		–	43,527,624
Exchange Traded Funds	9,557,563	–	–	9,557,563
Foreign Common Stocks	4,233,778	3,520,836	36,316	7,790,929
Foreign Equity Certificate		19,874		19,874
Municipal Bond	–	146,675	–	146,675
Preferred Stocks	41,121	–	–	41,121
Short Term Investments Purchased With Collateral From Securities Loaned	–	150,336	–	150,336
U.S. Government Agency Mortgage- Backed Obligations	–	7,725,835	–	7,725,835
U.S. Treasury Obligations	–	6,176,193	–	6,176,193

Total Assets – Investments in Securities	$60,773,277	$32,671,877	$36,316	$93,481,470

Other Financial Instruments
Futures Contracts	$ 13	$ –	$ –	$ 13

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock
Balance, 05/31/10	$41,053
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(4,737)
Purchases	–
Sales	–
Transfers in and/or out of Level 3	–
Paydowns

Balance, 02/28/11	$36,316

8	See Notes to Schedules of Investments

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.3%
Consumer Discretionary — 11.5%
Accor SA (France)	5,232	$246
Adidas AG (Germany)	7,698	494
ASOS PLC (United Kingdom)*	52,963	1,623
Barratt Developments PLC (United Kingdom)*	2,319,446	4,050
Bellway PLC (United Kingdom)	288,027	3,152
Burberry Group (United Kingdom)	44,450	866
Christian Dior SA (France)#	25,000	3,604
Compass Group PLC (United Kingdom)	200,976	1,808
Daimler AG (Germany)	8,679	613
Domino’s Pizza UK & IRL PLC (United Kingdom)	147,975	1,117
Duni AB (Sweden)	305,700	3,167
ElringKlinger AG (Germany)	28,357	938
Espirit Holdings (Hong Kong)	79,605	393
Intime Department Store Group (China)	951,087	1,303
Li & Fung (Hong Kong)	356,099	2,176
LVMH Moet Hennessy Louis Vuitton SA (France)#	14,209	2,241
Nitori Holdings (Japan)	28,039	2,483
Nokian Renkaat OYJ (Finland)	40,302	1,636
PDG Realty SA Empreendimentos e Participacoes (Brazil)	165,662	902
Persimmon PLC (United Kingdom)	428,250	3,276
Suzuki Motor (Japan)	55,000	1,307
Taylor Wimpey PLC (United Kingdom)*	5,330,465	3,427
Toyota Motor (Japan)	17,000	794
Volkswagen AG (Germany)	6,022	1,024

		42,640

Consumer Staples — 7.6%
Anheuser-Busch Inbev NV, ADR (Belgium)#	22,167	1,242
Asahi Breweries (Japan)	153,600	2,969
Diageo PLC (United Kingdom)	26,606	520
Greencore Group PLC (Ireland)	1,601,855	2,608
Hengan International Group (China)	116,965	866
Jeronimo Martins SGPS SA (Portugal)#	109,599	1,757
Koninklijke Ahold NV (Netherlands)	108,944	1,463
L’Oreal SA (France)	11,000	1,280
MEIJI Holdings (Japan)	64,334	3,033
Metro AG (Germany)	14,836	1,087
Nestle SA (Switzerland)	98,856	5,597
Reckitt Benckiser Group PLC (United Kingdom)	43,336	2,234
Tesco PLC (United Kingdom)	334,288	2,196
Unicharm (Japan)	21,300	825
Unilever NV (Netherlands)	15,370	464

		28,141

Energy — 8.3%
Bankers Petroleum (Canada)*	184,446	1,790
BG Group PLC (United Kingdom)	190,491	4,639
Cairn Energy PLC (United Kingdom)*	232,092	1,612
Canadian Natural Resources (Canada)	8,870	447
ENI SpA (Italy)	10,134	247
Paladin Energy (Australia)*	127,585	648
Petroleo Brasileiro SA, ADR (Brazil)	24,149	849
ProSafe SE (Norway)	466,620	3,518
Royal Dutch Shell PLC, Cl A (Netherlands)	48,247	1,736
Sasol (South Africa)	74,150	4,060
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	15,360	1,310
Suncor Energy (Canada)	16,584	779

	Number of Shares	Value (000)

Technip SA (France)#	37,600	$3,716
Thai Oil PCL (Thailand)	1,330,750	3,210
Total SA (France)	8,602	527
Tullow Oil PLC (United Kingdom)	66,659	1,557

		30,645

Financials — 14.4%
AIA Group (Hong Kong)*	105,499	308
Anglo Irish Bank PLC (Ireland) (A) (B) (C)	435,474	–
AXA SA (France)	47,822	1,005
Banco Santander Brasil SA (Brazil)*	57,100	689
Banco Santander SA (Spain)	100,846	1,242
Bank of China (China)	803,994	426
Bank of Yokohama (Japan)	108,993	588
Barclays PLC (United Kingdom)	400	2
BNP Paribas (France)	22,908	1,788
Credit Suisse Group AG (Switzerland)	21,066	974
Deutsche Boerse AG (Germany)	7,186	553
DnB NOR ASA (Norway)	270,244	4,183
E-House China Holdings, ADR (China)	113,761	1,387
Glorious Property Holdings (Hong Kong)	2,572,779	695
Hannover Rueckversicherung AG (Germany)	65,500	3,817
HSBC Holdings PLC (United Kingdom)	173,169	1,907
HSBC Holdings PLC, ADR (United Kingdom)	23,000	1,267
ICICI Bank, ADR (India)	1,332	58
IG Group Holdings PLC (United Kingdom)	256,348	1,867
ING Groep NV (Netherlands)*	39,817	500
Investor AB, Cl B (Sweden)	158,745	3,653
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	327
KBC Groep NV (Belgium)	61,800	2,585
Lloyds Banking Group PLC (United Kingdom)*	2,684,903	2,711
Mitsubishi Estate (Japan)#	20,500	420
Mitsubishi UFJ Financial Group (Japan)	130,900	727
Muenchener Rueckversicherung AG (Germany)	20,700	3,461
Nomura Holdings (Japan)	153,969	976
Prudential PLC (United Kingdom)	99,331	1,149
Ratos AB, Cl B (Sweden)	31,000	1,157
Schroders PLC (United Kingdom)	56,000	1,630
Sony Financial Holdings (Japan)	180	767
Standard Chartered PLC (United Kingdom)	71,838	1,900
State Bank of India, GDR (India)	19,400	2,255
Sumitomo Realty & Development (Japan)	26,000	701
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	4,060
UniCredit SpA (Italy)	422,202	1,086
Wharf Holdings (Hong Kong)	10,000	66
Zurich Financial Services AG (Switzerland)	1,367	397

		53,284

Healthcare — 5.9%
Abcam PLC (United Kingdom)	199,757	1,184
Bayer AG (Germany)	7,078	550
Cie Generale d’Optique Essilor International SA (France)	16,175	1,156
Cochlear (Australia)	20,347	1,607
DiaSorin SpA (Italy)	39,010	1,758
Elekta AB (Sweden)#	28,444	1,085
Fresenius SE & Co KGaA (Germany)	7,032	643
Genomma Lab Internacional SA de CV (Mexico)*#	395,232	875
Novartis AG (Switzerland)	62,255	3,498
Novo Nordisk A/S, ADR (Denmark)	27,092	3,431

See Notes to Schedules of Investments	9

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
Roche Holdings AG (Switzerland)	10,583	$1,596
Shire PLC, ADR (Ireland)	10,670	907
Sonova Holding AG (Switzerland)	4,819	641
Teva Pharmaceutical Industries, ADR (Israel)	39,938	2,001
Transgene SA (France)*	48,205	843

		21,775

Industrials — 15.3%
ABB, ADR (Switzerland)	72,021	1,765
AP Moller - Maersk A/S (Denmark)#	46	456
BBA Aviation PLC (United Kingdom)	264,205	956
Brambles (Australia)	49,136	357
Camillo Eitzen ASA (Norway)	167,583	311
Capita Group PLC (United Kingdom)	36,966	436
CSR (China)	277,586	310
Daikin Industries (Japan)	12,000	407
Demag Cranes AG (Germany)#	31,639	1,523
European Aeronautic Defence and Space (Netherlands)	22,323	646
Fanuc (Japan)	23,235	3,629
G4S PLC (Copenhagen Exchange) (United Kingdom)	14,850	63
G4S PLC (London Exchange) (United Kingdom)	80,550	346
Hexagon AB, Cl B (Sweden)#	68,000	1,502
Hutchison Whampoa (Hong Kong)	66,090	781
Iino Kaiun Kaisha (Japan)	422,000	2,303
International Consolidated Airlines Group (United Kingdom)*	56,655	207
Komatsu (Japan)	36,400	1,117
Kone Oyj, Cl B (Finland)#	65,900	3,597
Konecranes Oyj (Finland)	86,782	3,891
Koninklijke Philips Electronics NV (Netherlands)	36,716	1,200
Larsen & Toubro Ltd. (India)	4,580	155
Metso OYJ (Finland)	23,080	1,194
Michael Page International PLC (United Kingdom)	123,600	1,034
Midas Holdings (Singapore)#	1,482,071	867
Mitsubishi (Japan)	72,845	2,027
Nabtesco (Japan)	54,500	1,299
Nidec (Japan)	14,547	1,357
Nippon Yusen KK (Japan)	740,000	3,273
Rational AG (Germany)	3,768	800
Safran SA (France)	25,011	890
Schneider Electric SA (France)	17,320	2,869
Siemens AG (Germany)	16,978	2,295
SMC (Japan)	3,000	515
Tognum AG (Germany)	129,200	3,244
Trevi Finanziaria SpA (Italy)#	179,741	2,365
Vinci SA (France)	11,870	714
Weir Group PLC (United Kingdom)	59,528	1,659
YIT Oyj (Finland)	91,799	2,642
Zhuzhou CSR Times Electric (China)	463,195	1,560

		56,562

Information Technology — 10.2%
ARM Holdings PLC, ADR (United Kingdom)#	105,274	3,187
Autonomy PLC (United Kingdom)*	18,799	502
Axis Communications AB (Sweden)#	66,866	1,419
Baidu.com, ADR (China)*	5,186	628
Canon, ADR (Japan)#	38,443	1,856

	Number of Shares	Value (000)

Cap Gemini SA (France)	10,889	$637
Dassault Systemes SA (France)	14,450	1,107
Gree (Japan)#	114,630	1,871
Infosys Technologies, ADR (India)	19,100	1,274
Kakaku.com (Japan)	253	1,483
Opera Software ASA (Norway)#	258,494	1,298
Research In Motion (Canada)*#	13,805	911
Samsung Electronics (South Korea)	5,170	4,240
SAP AG (Germany)	9,690	586
SAP AG, ADR (Germany)	45,700	2,760
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	166,674	2,048
Telefonaktiebolaget LM Ericsson (Sweden)	42,896	551
Temenos Group AG (Switzerland)*#	75,707	2,871
Tencent Holdings (China)	111,368	2,961
Wincor Nixdorf AG (Germany)	44,850	3,759
Wirecard AG (Germany)#	106,101	1,767

		37,716

Materials — 16.1%
Antofagasta PLC (United Kingdom)	117,996	2,702
BASF (Germany)	44,300	3,694
BHP Billiton PLC (United Kingdom)	39,554	1,568
BHP Billiton, ADR (Australia)#	36,700	3,472
China Resources Cement Holdings (Hong Kong)*#	1,021,661	783
CRH PLC (Ireland)	99,594	2,294
Eldorado Gold (Canada)	77,808	1,327
GCL Poly Energy Holdings (Hong Kong)	3,620,068	1,833
Imerys SA (France)	26,535	1,864
Kinross Gold (Canada)	8,427	134
Kuraray (Japan)	141,771	2,014
Linde AG (Germany)	8,767	1,340
Lynas (Australia)*#	292,864	590
Methanex (Canada)#	108,200	3,148
Metorex (South Africa)*	1,225,612	1,003
Potash of Saskatchewan (Canada)	24,354	1,500
Real Gold Mining (China)*#	717,476	1,085
Rio Tinto PLC (United Kingdom)	26,783	1,886
Rio Tinto PLC, ADR (United Kingdom)	57,630	4,096
Showa Denko KK (Japan)	1,381,000	3,045
Smurfit Kappa Group PLC (Ireland)*	342,700	4,256
Solvay SA (Belgium)#	24,050	2,820
Sumitomo Metal Industries (Japan)#	77,000	196
Symrise AG (Germany)	120,930	3,177
Syngenta AG (Switzerland)	3,180	1,068
Syngenta AG, ADR (Switzerland)	49,258	3,316
Taiyo Nippon Sanso (Japan)	29,994	268
ThyssenKrupp AG (Germany)	11,780	492
Vale SA, ADR (Brazil)	24,009	719
Vale SA, ADR (Brazil)#	78,648	2,692
Yara International ASA (Norway)	21,500	1,142

		59,524

Telecommunication Services — 2.9%
America Movil SAB de CV, ADR (Mexico)	9,814	564
France Telecom SA (France)	14,280	316
KDDI (Japan)#	419	2,721
Mobile Telesystems OJSC, ADR (Russia)	17,118	322
MTN Group (South Africa)	17,849	315
SK Telecom (South Korea)	20,200	2,919
Softbank (Japan)	18,400	757

10	See Notes to Schedules of Investments

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Telecommunication Services — continued
Telefonica SA (Spain)	28,844	$733
Telenor ASA (Norway)	81,800	1,357
Vodafone Group PLC (United Kingdom)	251,038	713

		10,717

Utilities — 2.1%
Centrica PLC (United Kingdom)	285,277	1,578
Kansai Electric Power (Japan)	103,000	2,705
National Grid PLC (United Kingdom)	99,921	929
Red Electrica SA (Spain)	31,620	1,699
Veolia Environnement (France)	22,521	741

		7,652

Total Foreign Common Stocks (Cost $310,914)		348,656

EXCHANGE TRADED FUND — 0.2%
iShares MSCI EAFE Index Fund#	10,130	624

Total Exchange Traded Fund (Cost $614)		624

FOREIGN RIGHTS — 0.0%
Financials — 0.0%
Wharf Holdings (Hong Kong)*	745	1

Total Foreign Rights (Cost $0)		1

FOREIGN EQUITY CERTIFICATE — 0.1%
Financials — 0.1%
Yes Bank, (India), Issued by J.P. Morgan Structured Products B.V., Expires 09/21/15	93,992	529

Total Foreign Equity Certificate (Cost $698)		529

AFFILIATED MONEY MARKET FUND — 4.7%
PNC Advantage Institutional Money Market Fund, Class I†	17,401,580	17,402

Total Affiliated Money Market Fund (Cost $17,402)		17,402

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.3% (Cost $329,628)		367,212

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.0%
Affiliated Money Market Fund — 8.0%
Institutional Money Market Trust†	29,817,300	$29,817

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $29,817)		29,817
TOTAL INVESTMENTS — 107.3% (Cost $359,445)**		397,029
Other Assets & Liabilities – (7.3)%		(27,134)
TOTAL NET ASSETS — 100.0%		$369,895

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $362,240.

Gross unrealized appreciation (000)	$73,878
Gross unrealized depreciation (000)	(39,089)

Net unrealized appreciation (000)	$34,789

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 36,553 (000).
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is $327 (000) and represents 0.1% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)		Expiration Date	Unrealized Appreciation (000)

DAX Index Future	29	$6,803		03/18/11	$236
Nikkei 225®	27	3,292		03/11/11	129

			$10,095			$365

Cash in the amount of $648,392 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments	11

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$17,402	$ –	$ –	$ 17,402
Exchange Traded Fund	624	–	–	624
Foreign Common Stocks	65,506	282,823	327	348,656
Foreign Equity Certificate	–	529	–	529
Foreign Rights	–	1	–	1
Short Term Investments Purchased With Collateral From Securities Loaned	–	29,817	–	29,817

Total Assets – Investments in Securities	$83,532	$313,170	$327	$397,029

Other Financial Instruments

Futures Contracts	$ 365	$ –	$ –	$ 365

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock
Balance, 05/31/10	$370
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(43)
Purchases	–
Sales	–
Transfers in and/or out of Level 3	–

Balance, 02/28/11	$327

12	See Notes to Schedules of Investments

At February 28, 2011, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks, Rights and
Equity Certificates
United Kingdom	18.4%	$67,884
Japan	13.1	48,434
Germany	10.4	38,616
France	6.9	25,543
Switzerland	5.9	21,725
Sweden	4.5	16,593
Finland	3.5	12,960
Norway	3.2	11,808
China	2.8	10,526
Ireland	2.7	10,065
Canada	2.7	10,038
South Korea	1.9	7,159
Hong Kong	1.9	7,035
Australia	1.8	6,673
Belgium	1.8	6,647
Netherlands	1.6	6,007
Brazil	1.6	5,853
Italy	1.5	5,456
South Africa	1.4	5,379
India	1.1	4,270
Denmark	1.1	3,888
Spain	1.0	3,674
Thailand	0.9	3,210
Taiwan	0.6	2,048
Israel	0.5	2,001
Portugal	0.5	1,757
Mexico	0.4	1,438
Austria	0.4	1,310
Singapore	0.2	867
Russia	0.1	322

Total Foreign Common Stocks, Rights and Equity Certificates	94.4	349,186
Exchange Traded Fund	0.2	624
Affiliated Money Market Fund	4.7	17,402

Total Investments Before Collateral for Loaned Securities	99.3	367,212
Short Term Investments Held as Collateral for Loaned Securities	8.1	29,817

Total Investments	107.4	397,029
Other Assets and Liabilities	(7.4)	(27,134)

Net Assets	100.0%	$369,895

See Notes to Schedules of Investments	13

PNC Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 10.5%
Amazon.com*	1,398	$242
Coach	5,994	329
Dollar Tree*	4,662	235
Limited Brands	9,150	293
Mattel	10,680	268
Starbucks	9,180	303
Tiffany	4,330	266
Viacom, Cl B	6,154	275

		2,211

Consumer Staples — 9.8%
Coca-Cola	4,180	267
General Mills	8,008	297
Hershey	6,200	324
J.M. Smucker	3,778	260
Procter & Gamble	6,264	395
Walgreen	5,480	238
Wal-Mart Stores	5,244	273

		2,054

Energy — 12.1%
Apache	1,508	188
Chevron	6,190	642
Core Laboratories NV (Netherlands)	2,160	223
ExxonMobil	7,337	627
National Oilwell Varco	7,840	624
Newfield Exploration*	3,130	228

		2,532

Financials — 14.2%
American Express	3,863	168
Ameriprise Financial	5,495	348
Bank of America	14,305	204
Capital One Financial	6,018	300
Chubb	4,551	276
Citigroup*	62,870	294
Equity Residential REIT	3,630	200
JPMorgan Chase	11,340	530
T. Rowe Price Group	4,530	304
Wells Fargo	11,172	360

		2,984

Healthcare — 11.1%
Allergan	3,910	290
AmerisourceBergen	8,164	309
Covidien PLC (Ireland)	6,458	332
Johnson & Johnson	3,639	224
Merck	4,331	141
Pfizer	22,111	425
Shire PLC, ADR (United Kingdom)	3,631	309
UnitedHealth Group	7,270	310

		2,340

Industrials — 11.5%
Cooper Industries PLC, Cl A	5,826	375
Cummins	2,129	215
Deere	3,150	284
Dover	5,040	324
Eaton	2,630	291
General Electric	15,334	321
Union Pacific	3,105	296

	Number of Shares	Value (000)

United Technologies	3,740	$313

		2,419

Information Technology — 19.7%
Apple*	2,574	909
eBay*	6,540	219
EMC*	12,893	351
Google, Cl A*	719	441
Hewlett-Packard	4,460	195
Intel	9,613	206
International Business Machines	2,556	414
Microsoft	16,640	442
Oracle	13,223	435
QUALCOMM	5,530	330
Texas Instruments	5,880	209

		4,151

Materials — 3.9%
Celanese, Series A	7,075	293
E.I. DuPont de Nemours	5,330	293
PPG Industries	2,594	229

		815

Telecommunication Services — 2.2%
AT&T	8,756	249
CenturyTel	5,300	218

		467

Utilities — 2.4%
Northeast Utilities	5,820	198
Wisconsin Energy	5,130	304

		502
Total Common Stocks (Cost $16,533)		20,475

EXCHANGE TRADED FUND — 2.0%
SPDR S&P 500 ETF Trust	3,211	427

Total Exchange Traded Fund (Cost $415)		427

AFFILIATED MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Class I†	99,785	100

Total Affiliated Money Market Fund (Cost $100)		100

14	See Notes to Schedules of Investments

Value (000)

TOTAL INVESTMENTS — 99.9%
(Cost $17,048)**	$21,002
Other Assets & Liabilities – 0.1%	31
TOTAL NET ASSETS — 100.0%	$21,033

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $17,190.

Gross unrealized appreciation (000)	$3,974
Gross unrealized depreciation (000)	(162)

Net unrealized appreciation (000)	$3,812

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 100	$–	$–	$ 100
Common Stocks	20,475	–	–	20,475
Exchange Traded Fund	427	–	–	427

Total Assets – Investments in Securities	$21,002	$–	$–	$21,002

See Notes to Schedules of Investments	15

PNC Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.6%
Consumer Discretionary — 15.0%
Amazon.com*	6,759	$1,171
BorgWarner*	15,190	1,179
Chipotle Mexican Grill*	3,650	894
Coach	29,930	1,644
Limited Brands	32,060	1,027
McDonald’s	22,052	1,669
O’Reilly Automotive*	22,940	1,275
Starbucks	31,850	1,050
Starwood Hotels & Resorts Worldwide	17,860	1,091
Tiffany	24,621	1,516
Viacom, Cl B	35,960	1,606
Wyndham Worldwide	36,790	1,151
		15,273

Consumer Staples — 8.4%
Coca-Cola	31,556	2,017
Estee Lauder, Cl A	9,990	943
Hershey	30,050	1,572
Philip Morris International	27,572	1,731
Walgreen	31,410	1,361
Wal-Mart Stores	17,078	888
		8,512

Energy — 10.9%
Core Laboratories NV (Netherlands)	12,468	1,289
ExxonMobil	60,656	5,188
FMC Technologies*	20,430	1,921
National Oilwell Varco	19,090	1,519
Newfield Exploration*	16,370	1,192
		11,109

Financials — 3.0%
American Express	20,730	903
Ameriprise Financial	19,720	1,249
Public Storage REIT	8,410	944
		3,096

Healthcare — 10.7%
Allergan	13,708	1,017
AmerisourceBergen	41,021	1,555
Celgene*	15,009	797
Covidien PLC (Ireland)	28,910	1,487
Gilead Sciences*	27,830	1,085
Medco Health Solutions*	17,940	1,106
Shire PLC, ADR (Ireland)	12,670	1,077
St. Jude Medical	34,850	1,668
UnitedHealth Group	26,060	1,110
		10,902

Industrials — 14.1%
Caterpillar	20,090	2,068
CSX	25,810	1,927
Cummins	13,287	1,344
Dover	22,920	1,473
Eaton	15,330	1,698
Joy Global	15,140	1,474
Pall	29,350	1,595
United Parcel Service, Cl B	12,480	921
United Technologies	21,643	1,808
		14,308

	Number of Shares	Value (000)

Information Technology — 31.5%
Apple*	14,558	$5,142
Cisco Systems*	49,729	923
Corning	71,523	1,649
eBay*	34,250	1,148
EMC*	48,739	1,326
Google, Cl A*	4,180	2,564
Hewlett-Packard	23,841	1,040
Informatica*	29,230	1,374
Intel	91,960	1,974
International Business Machines	25,511	4,130
Marvell Technology Group (Bermuda)*	43,459	794
Microsoft	124,150	3,300
NetApp*	21,140	1,092
Oracle	75,926	2,498
QUALCOMM	37,410	2,229
Visa, Cl A	11,465	838
		32,021

Materials — 5.0%
Celanese, Series A	28,881	1,197
Eastman Chemical	17,520	1,636
Mosaic	18,390	1,579
Newmont Mining	12,590	696
		5,108

Total Common Stocks
(Cost $78,650)		100,329

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Class I†	1,330,790	1,331

Total Affiliated Money Market Fund (Cost $1,331)		1,331

TOTAL INVESTMENTS — 99.9%
(Cost $79,981)**		101,660
Other Assets & Liabilities – 0.1%		53
TOTAL NET ASSETS — 100.0%		$101,713

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $80,086.

Gross unrealized appreciation (000)	$22,678
Gross unrealized depreciation (000)	(1,104)

Net unrealized appreciation (000)	$21,574

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

16	See Notes to Schedules of Investments

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	3	$988	03/18/11	$6

Cash in the amount of $90,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 1,331	$–	$–	$ 1,331
Common Stocks	100,329	–	–	100,329

Total Assets – Investments in Securities	$101,660	$–	$–	$101,660

Other Financial Instruments

Futures Contracts	$6	$–	$–	$ 6

Total Assets - Other Financial Instruments	$6	$–	$–	$ 6

See Notes to Schedules of Investments	17

PNC Large Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 8.9%
Goodyear Tire & Rubber*	161,389	$2,288
Lowe’s	223,117	5,839
Target	59,741	3,139
Time Warner	68,339	2,611
Time Warner Cable	59,124	4,268

		18,145

Consumer Staples — 14.4%
CVS Caremark	172,798	5,713
Energizer Holdings*	73,014	4,880
General Mills	86,599	3,216
Kimberly-Clark	29,622	1,952
Kroger	140,225	3,211
Procter & Gamble	104,400	6,582
Wal-Mart Stores	76,048	3,953

		29,507

Energy — 14.5%
Apache	38,105	4,749
Chevron	89,483	9,284
ConocoPhillips	57,350	4,466
Ensco PLC, ADR (United Kingdom)	21,574	1,210
Nabors Industries (Bermuda)*	169,302	4,820
Noble (Switzerland)	118,011	5,276

		29,805

Financials — 19.1%
Allstate	114,018	3,624
Blackstone Group LP	53,944	960
Chubb	74,580	4,526
Discover Financial Services	69,783	1,518
Goldman Sachs Group	13,648	2,235
JPMorgan Chase	146,790	6,854
Lincoln National	153,069	4,855
Morgan Stanley	93,706	2,781
Northern Trust	77,604	4,002
Travelers	72,876	4,367
Wells Fargo	106,524	3,437

		39,159

Healthcare — 14.0%
Baxter International	47,853	2,543
Johnson & Johnson	106,316	6,532
Merck	217,124	7,072
Pfizer	483,104	9,295
UnitedHealth Group	76,920	3,275

		28,717

Industrials — 11.6%
Avery Dennison	95,112	3,797
Babcock & Wilcox*	61,335	2,071
General Dynamics	63,988	4,871
General Electric	446,468	9,340
Illinois Tool Works	68,765	3,720

		23,799

Information Technology — 6.8%
Cisco Systems*	141,562	2,627
Dell*	88,860	1,407
International Business Machines	12,329	1,996

	Number of Shares	Value (000)

Mastercard, Cl A	15,532	$3,736
Microsoft	133,644	3,552
Visa, Cl A	8,618	630

		13,948

Materials — 0.4%
International Paper	28,124	781

Telecommunication Services — 2.7%
AT&T	194,311	5,515

Utilities — 6.3%
Calpine*	171,095	2,589
Exelon	121,111	5,057
NextEra Energy	62,580	3,471
NRG Energy*	90,234	1,804

		12,921

Total Common Stocks (Cost $194,002)		202,297
AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Class I†	2,691,024	2,691

Total Affiliated Money Market Fund (Cost $2,691)		2,691

TOTAL INVESTMENTS — 100.0% (Cost $196,693)**		204,988
Other Assets & Liabilities – 0.0%		102
TOTAL NET ASSETS — 100.0%		$205,090

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $197,769.

Gross unrealized appreciation (000)	$21,751
Gross unrealized depreciation (000)	(14,532)

Net unrealized appreciation (000)	$7,219

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

18	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 2,691	$–	$–	$ 2,691
Common Stocks	202,297	–	–	202,297

Total Assets – Investments in Securities	$204,988	$–	$–	$204,988

See Notes to Schedules of Investments	19

PNC Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.1%
Consumer Discretionary — 5.2%
Abercrombie & Fitch, Cl A	34,350	$1,971
Apollo Group, Cl A*	38,355	1,736
Skechers USA, Class A*	128,869	2,678

		6,385

Consumer Staples — 15.4%
Campbell Soup	53,248	1,792
Energizer Holdings*	43,265	2,891
Hormel Foods	52,960	1,451
J.M. Smucker	21,859	1,505
Kroger	186,877	4,280
Molson Coors Brewing, Cl B	54,779	2,505
Safeway	198,136	4,323

		18,747

Energy — 13.7%
Arch Coal	58,289	1,955
Diamond Offshore Drilling	36,791	2,878
Frontier Oil	62,869	1,754
Noble (Switzerland)	123,122	5,505
Penn Virginia	144,570	2,352
Rowan*	53,080	2,265

		16,709

Financials — 27.9%
Assurant	94,777	3,851
Chubb	40,653	2,467
Cincinnati Financial	28,567	973
Everest Re Group (Bermuda)	52,177	4,625
Investment Technology Group*	267,926	5,131
Loews	45,040	1,948
Northern Trust	79,090	4,079
PartnerRe (Bermuda)	44,770	3,550
People’s United Financial	64,189	846
Reinsurance Group of America	63,722	3,848
Transatlantic Holdings	52,113	2,654

		33,972

Healthcare — 7.6%
Coventry Health Care*	43,920	1,326
Mednax*	13,014	845
St. Jude Medical	68,324	3,271
Zimmer Holdings*	61,978	3,864

		9,306

Industrials — 10.5%
FTI Consulting*	95,790	3,160
Harsco	70,852	2,421
Oshkosh*	79,810	2,847
Southwest Airlines	43,670	517
Spirit Aerosystems Holdings, Cl A*	145,727	3,787

		12,732
Information Technology — 8.5%
Ingram Micro, Cl A*	197,735	3,941
Verigy (Singapore)*	133,846	1,736
Western Union	212,338	4,669

		10,346

	Number of Shares	Value (000)
Utilities — 8.3%
Edison International	116,242	$4,315
GenOn Energy*	425,533	1,723
PG&E	58,445	2,692
Xcel Energy	56,097	1,343

		10,073

Total Common Stocks (Cost $108,746)		118,270

AFFILIATED MONEY MARKET FUND — 3.0%
PNC Advantage Institutional Money Market Fund, Class I†	3,583,913	3,584

Total Affiliated Money Market Fund (Cost $3,584)		3,584

TOTAL INVESTMENTS — 100.1% (Cost $112,330)**		121,854

Other Assets & Liabilities – (0.1)%		(64)

TOTAL NET ASSETS — 100.0%		$121,790

* Non-income producing security
**Aggregate cost for Federal income tax purposes is (000) $115,627.
Gross unrealized appreciation (000)	$12,726
Gross unrealized depreciation (000)	(6,499)

Net unrealized appreciation (000)	$6,227

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

20	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 3,584	$–	$–	$ 3,584
Common Stocks	$118,270	$–	$–	$118,270

Total Assets – Investments in Securities	$121,854	$–	$–	$121,854

Other Financial Instruments

See Notes to Schedules of Investments	21

PNC Multi-Factor Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 13.0%
AFC Enterprises*	6,823	$101
Cheesecake Factory (The)*	7,002	203
Children’s Place Retail Stores (The)*	1,907	87
Core-Mark Holding*	2,824	96
Cracker Barrel Old Country Store	1,994	99
DSW, Cl A*	5,587	227
Federal-Mogul*	3,397	71
Iconix Brand Group*	7,416	164
Lincoln Educational Services	11,663	181
Retail Ventures*	8,284	145
Sally Beauty Holdings*	5,595	73
Sonic Automotive, Cl A	9,406	135
Steven Madden*	1,546	67
Ulta Salon Cosmetics & Fragrance*	3,606	151
Wolverine World Wide	3,622	133

		1,933

Consumer Staples — 2.1%
Nash Finch	2,265	91
Prestige Brands Holdings*	13,180	145
SunOpta (Canada)*	10,556	73

		309

Energy — 6.2%
Alliance Resource Partners LP	1,521	117
CARBO Ceramics	845	105
Complete Production Services*	4,447	128
Genesis Energy LP	6,135	179
Holly	2,798	160
MarkWest Energy Partners LP	2,489	112
SEACOR Holdings*	1,212	115

		916

Financials — 18.5%
American Equity Investment Life Holding	9,609	127
American Safety Insurance Holdings*	6,107	130
Ashford Hospitality Trust REIT*	13,155	136
Banco Macro SA, ADR (Argentina)	2,251	94
CapitalSource REIT	13,943	106
Cash America International	3,075	131
Dime Community Bancshares	7,766	120
Fulton Financial	6,432	70
Getty Realty REIT	3,047	90
Great Southern Bancorp	4,974	107
Grupo Financiero Galicia SA, ADR (Argentina)*	10,748	154
Meadowbrook Insurance Group	19,578	199
Nelnet, Cl A	7,240	162
Newcastle Investment REIT*	18,770	158
PHH*	4,258	105
Prosperity Bancshares	3,617	148
Signature Bank*	2,944	153
SVB Financial Group*	2,034	110
Symetra Financial	10,567	151
UMB Financial	2,181	87
Urstadt Biddle Properties, Cl A REIT	4,731	92
Western Alliance Bancorp*	14,692	119

		2,749

Healthcare — 13.6%
AMERIGROUP*	2,203	126
Analogic	3,486	189

	Number of Shares	Value (000)

Atrion	413	$73
Catalyst Health Solutions*	1,265	57
Chemed	1,943	127
Healthspring*	3,583	135
HMS Holdings*	1,670	126
Invacare	5,488	162
Kindred Healthcare*	7,629	190
Magellan Health Services*	1,613	78
Medicis Pharmaceutical, Cl A	6,730	216
Neogen*	2,174	81
Par Pharmaceutical*	5,564	172
PharMerica*	14,391	169
Universal American*	5,367	111

		2,012

Industrials — 15.8%
Alamo Group	4,864	142
Alaska Air Group*	2,097	125
Amerco*	756	73
Applied Industrial Technologies	4,830	155
Atlas Air Worldwide Holdings*	1,647	112
China Yuchai International (Singapore)	3,218	89
CLARCOR	1,535	63
EnerSys*	2,260	80
Esterline Technologies*	2,915	209
Gardner Denver	1,493	109
Genesee & Wyoming, Cl A*	1,111	58
Global Power Equipment Group*	4,471	100
Graco	3,640	148
Heico	1,334	74
HUB Group, Cl A*	3,855	135
Interline Brands*	5,201	114
M&F Worldwide*	4,283	106
MasTec*	6,184	115
Seaboard	54	125
Thomas & Betts*	1,369	76
Watts Water Technologies, Cl A	3,394	133

		2,341

Information Technology — 18.2%
Acme Packet*	3,553	267
ADTRAN	3,239	147
Amtech Systems*	5,108	117
Black Box	4,640	177
Coherent*	2,970	184
Entropic Communications*#	9,812	91
ePlus*	5,708	162
Lawson Software*	17,442	177
MIPS Technologies*	12,355	150
Netscout Systems*	6,004	150
Plantronics	2,805	98
Quest Software*	3,021	81
Rackspace Hosting*	4,418	163
Riverbed Technology*	3,598	149
Skyworks Solutions*	3,385	122
Smith Micro Software*	4,033	38
TIBCO Software*	10,394	256
Tyler Technologies*	5,024	111
Viasat*	1,560	65

		2,705

22	See Notes to Schedules of Investments

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 7.6%
Balchem	2,308	$83
Boise*	10,744	97
Clearwater Paper*	1,364	108
Innospec*	9,408	252
Neenah Paper	2,963	58
PolyOne*	5,941	82
Rockwood Holdings*	5,785	269
Silgan Holdings	4,678	171

		1,120

Telecommunication Services — 0.8%
Cogent Communications Group*	8,490	125
Utilities — 3.2%
El Paso Electric	3,899	110
Nicor	3,887	205
NorthWestern	3,425	102
South Jersey Industries	952	52

		469

Total Common Stocks
(Cost $10,704)		14,679

AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market
Fund, Class I†	143,512	143

Total Affiliated Money Market Fund
(Cost $143)		143

Total Investments Before Short Term Investments Purchased with
Collateral from Securities Loaned – 100.0%
(Cost $10,847)		14,822
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Affiliated Money Market Fund — 0.7%
PNC Government Money Market Fund†	94,604	95

Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $95)		95

TOTAL INVESTMENTS — 100.7%
(Cost $10,942)**		14,917

Other Assets & Liabilities – (0.7)%		(97)

TOTAL NET ASSETS — 100.0%		$14,820

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $11,036.
Gross unrealized appreciation (000)	$3,969
Gross unrealized depreciation (000)	(88)

Net unrealized appreciation (000)	$3,881

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 95 (000).

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	23

PNC Multi-Factor Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 143	$–	$–	$ 143
Common Stocks	14,679	–	–	14,679
Short Term Investments Purchased
With Collateral From Securities
Loaned	95	–	–	95

Total Assets – Investments in Securities	$14,917	$–	$–	$14,917

24	See Notes to Schedules of Investments

PNC Multi-Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 18.3%
Carter’s*	8,675	$249
Cheesecake Factory (The)*	9,197	267
Deckers Outdoor*	7,097	627
Domino’s Pizza*	7,320	123
DSW, Cl A*	11,844	481
Federal-Mogul*	5,895	124
Fossil*	2,113	162
Jo-Ann Stores*	4,009	243
Lincoln Educational Services	15,862	246
Monro Muffler Brake	14,538	475
Movado Group*	13,960	196
PF Chang’s China Bistro	3,076	143
Polaris Industries	4,183	316
Retail Ventures*	28,008	490
Sally Beauty Holdings*	29,517	383
Sotheby’s	2,822	139
Tenneco*	4,034	161
Tractor Supply	3,176	165
Ulta Salon Cosmetics & Fragrance*	6,061	253
Unifi*	14,753	280
Wolverine World Wide	4,890	180

		5,703

Consumer Staples — 1.8%
Boston Beer, Cl A*	1,888	175
Nu Skin Enterprises, Cl A	5,900	188
United Natural Foods*	5,010	213

		576

Energy — 7.3%
Clayton Williams Energy*	4,546	482
Complete Production Services*	8,378	241
Core Laboratories NV (Netherlands)	2,090	216
CVR Energy*	16,881	319
Dril-Quip*	1,726	133
Duncan Energy Partners LP	9,420	384
Tesco*	14,534	267
World Fuel Services	5,910	245

		2,287

Financials — 4.7%
Allied World Assurance Holdings (Bermuda)	6,669	412
American Equity Investment Life Holding	17,496	231
Credit Acceptance*	4,376	309
First Cash Financial Services*	15,583	510

		1,462

Healthcare — 15.5%
AMERIGROUP*	3,991	229
Assisted Living Concepts, Cl A*	3,976	143
Atrion	1,651	291
Catalyst Health Solutions*	7,754	351
Cooper Companies (The)	3,733	231
Corvel*	4,589	227
Dionex*	2,315	273
Haemonetics*	5,867	362
Harvard Bioscience*	110,144	479
Impax Laboratories*	7,552	155
Integra LifeSciences Holdings*	3,342	168
Medicis Pharmaceutical, Cl A	8,601	276
Orexigen Therapeutics*#	24,304	79

	Number of Shares	Value (000)

Owens & Minor	4,555	$142
Par Pharmaceutical*	6,298	194
QLT (Canada)*	28,911	195
Sciclone Pharmaceuticals*	43,122	191
STERIS	6,728	228
US Physical Therapy*	15,045	297
Young Innovations	10,903	345

		4,856

Industrials — 19.0%
Actuant, Cl A	4,842	137
Applied Industrial Technologies	3,475	111
Belden	9,791	359
China Yuchai International (Singapore)	15,744	437
Consolidated Graphics*	4,107	224
Corporate Executive Board (The)	3,438	138
EnerSys*	14,854	527
Fly Leasing, ADR (Ireland)	17,870	240
Gardner Denver	4,182	306
Genesee & Wyoming, Cl A*	2,467	128
Hawaiian Holdings*	25,426	169
Herman Miller	13,866	374
Interface, Cl A	7,532	126
Nordson	1,487	162
Polypore International*	7,793	455
Raven Industries	3,320	180
Seaboard	196	455
Teledyne Technologies*	2,690	141
Thomas & Betts*	7,731	428
Toro	3,049	190
Twin Disc	9,923	321
Wabtec	5,867	333

		5,941

Information Technology — 25.8%
Acme Packet*	2,814	212
ADTRAN	3,013	137
Ariba*	18,294	566
Blackbaud	7,733	206
Ceva*	11,811	269
Coherent*	4,776	295
Dice Holdings*	25,122	345
Diodes*	4,597	133
Entropic Communications*#	31,043	288
Finisar*	7,786	319
Jack Henry & Associates	12,566	401
Loral Space & Communications*	4,987	377
MIPS Technologies*	19,292	235
Monotype Imaging Holdings*	18,171	243
NCR*	9,913	189
Netscout Systems*	8,464	212
Opnet Technologies	13,467	459
OSI Systems*	3,149	119
Progress Software*	17,042	500
Riverbed Technology*	8,752	361
Skyworks Solutions*	10,801	388
Smith Micro Software*	22,952	215
TIBCO Software*	23,551	580
Travelzoo*	3,895	154
ValueClick*	15,144	226
VeriFone Systems*	13,777	626

		8,055

See Notes to Schedules of Investments	25

PNC Multi-Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 5.8%
Brush Engineered Materials*	3,937	$172
Clearwater Paper*	3,596	285
Innospec*	13,791	370
Minerals Technologies	3,520	228
Neenah Paper	14,357	280
PolyOne*	8,477	118
Rockwood Holdings*	3,621	169
Westlake Chemical	3,733	178

		1,800

Telecommunication Services — 0.4%
USA Mobility	8,194	122

Utilities — 1.4%
Cia Paranaense de Energia, ADR (Brazil)	8,698	222
IDACORP	5,937	224

		446

Total Common Stocks (Cost $21,764)		31,248

AFFILIATED MONEY MARKET FUND — 0.3%
PNC Advantage Institutional Money Market Fund, Class I†	113,948	114

Total Affiliated Money Market Fund (Cost $114)		114
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.3% (Cost $21,878)		31,362

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.3%
Affiliated Money Market Fund — 1.3%
PNC Government Money Market Fund†	387,719	388

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $388)		388
TOTAL INVESTMENTS — 101.6%
(Cost $22,266)**		31,750
Other Assets & Liabilities – (1.6)%		(491)
TOTAL NET ASSETS — 100.0%		$31,259

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $22,306.

Gross unrealized appreciation (000)	$9,768
Gross unrealized depreciation (000)	(324)

Net unrealized appreciation (000)	$9,444

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 388 (000).

    Please see Investment Abbreviations and Definitions on Page 107.

26	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)

Affiliated Money Market Fund	$ 114	$–	$–	$ 114
Common Stocks	31,248	–	–	31,248
Short Term Investments Purchased With Collateral From Securities Loaned	388	–	–	388

Total Assets – Investments in Securities	$31,750	$–	$–	$31,750

See Notes to Schedules of Investments	27

PNC Multi - Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.4%
Consumer Discretionary — 8.0%
Bluegreen*	36,881	$158
Clear Channel Outdoor Holdings*	16,962	250
Columbia Sportswear	2,808	176
Core-Mark Holding*	8,185	278
CROCS*	18,232	322
Dick’s Sporting Goods*	8,194	304
Fossil*	2,248	173
Genesco*	7,604	301
ITT Educational Services*	2,610	198
Mediacom Communications*	43,652	385
Signet Jewelers (Bermuda)*	6,605	290
Spartan Motors	23,386	148
Wendy’s/Arby’s Group, Cl A	35,269	168

		3,151

Consumer Staples — 4.5%
B&G Foods	12,278	184
BJ’s Wholesale Club*	6,840	331
Del Monte Foods	19,802	375
Ruddick	8,471	311
TreeHouse Foods*	4,872	254
United Natural Foods*	7,412	315

		1,770

Energy — 9.6%
BP Prudhoe Bay Royalty Trust#	6,043	689
BreitBurn Energy Partners LP	7,912	176
Cheniere Energy Partners LP#	18,924	429
Core Laboratories NV (Netherlands)	4,478	463
Hugoton Royalty Trust#	20,600	451
Oil States International*	5,064	369
Permian Basin Royalty Trust#	28,283	617
Sabine Royalty Trust#	2,720	176
Western Refining*	23,180	377

		3,747

Financials — 34.1%
Allied World Assurance Holdings (Bermuda)	10,875	671
American Equity Investment Life Holding	69,282	914
American Safety Insurance Holdings*	19,529	417
Ares Capital	9,781	174
Arlington Asset Investment REIT	10,512	295
Ashford Hospitality Trust REIT*	74,666	770
Aspen Insurance Holdings (Bermuda)	6,721	199
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	38,438	646
Banco Macro SA, ADR (Argentina)	3,792	159
BRE Properties REIT	6,039	287
Cash America International	8,878	379
Citizens & Northern	20,713	325
City Holding	16,100	551
Community Bank System	14,529	366
Evercore Partners	11,102	383
Extra Space Storage REIT	22,572	446
FBL Financial Group, Cl A	9,542	298
Grupo Financiero Galicia SA, ADR (Argentina)*	39,229	564
Hatteras Financial REIT	19,786	585
Horace Mann Educators	24,305	412
International Bancshares	9,777	187
LTC Properties REIT	16,556	484
MarketAxess Holdings	11,094	237

	Number of Shares	Value (000)

Montpelier Re Holdings (Bermuda)	11,665	$235
National Health Investors REIT	6,464	307
National Retail Properties REIT	10,251	263
NBT Bancorp	10,621	236
Portfolio Recovery Associates*	2,322	193
Prosperity Bancshares	8,741	357
Senior Housing Properties Trust REIT	21,073	517
Signature Bank*	8,877	461
Symetra Financial	11,804	169
TCF Financial	12,983	211
UDR REIT	8,338	203
World Acceptance*	7,259	434

		13,335

Healthcare — 5.5%
Emergency Medical Services, Cl A*	2,832	179
Healthspring*	13,249	499
Invacare	5,773	171
Mednax*	4,594	298
Metropolitan Health Networks*	36,201	180
Questcor Pharmaceuticals*	22,580	292
Skilled Healthcare Group, Cl A*	25,819	354
US Physical Therapy*	8,619	170

		2,143

Industrials — 14.7%
51job, ADR*	5,092	304
Alamo Group	18,708	545
Alaska Air Group*	5,731	341
Astronics*	25,512	550
Atlas Air Worldwide Holdings*	3,163	216
China Yuchai International (Singapore)	9,387	260
Consolidated Graphics*	3,519	192
Ducommun	23,281	521
EMCOR Group*	11,771	375
EnPro Industries*	14,899	591
Fly Leasing, ADR (Ireland)	14,044	188
Kennametal	4,477	172
Lennox International	3,934	191
Pacer International*	17,039	93
Park-Ohio Holdings*	13,769	304
Regal-Beloit	6,850	500
Sauer-Danfoss*	5,385	164
Standex International	7,289	250

		5,757

Information Technology — 9.6%
ADTRAN	11,832	538
Anixter International*	4,950	355
Ariba*	6,916	214
Brightpoint*	26,493	334
Ceva*	7,911	180
Entropic Communications*#	31,254	289
GT Solar International*	17,175	184
KEMET*	42,653	593
Lattice Semiconductor*	47,486	315
MercadoLibre (Argentina)*	3,860	254
MIPS Technologies*	12,671	154
Spreadtrum Communications, ADR*	8,130	162
Symmetricom*	31,569	179

		3,751

28	See Notes to Schedules of Investments

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 7.2%
Hecla Mining*	15,259	$155
Minerals Technologies	8,564	556
Rock-Tenn, Cl A#	4,516	310
Rockwood Holdings*	8,526	397
Schnitzer Steel Industries, Cl A	6,496	417
Sensient Technologies	9,423	314
Westlake Chemical	7,815	374
WR Grace*	7,815	297

		2,820

Telecommunication Services — 1.7%
IDT, Cl B	17,670	460
Nortel Inversora SA, ADR PFD B*	6,578	194

		654

Utilities — 5.5%
Amerigas Partners LP	6,644	321
Cleco	6,620	214
El Paso Electric	12,335	347
Ferrellgas Partners LP	9,804	278
Nicor	5,057	267
NorthWestern	14,512	431
Piedmont Natural Gas	10,435	306

		2,164
Total Common Stocks (Cost $30,077)		39,292

AFFILIATED MONEY MARKET FUND — 0.1%
PNC Advantage Institutional Money Market Fund, Class I†	54,048	$54

Total Affiliated Money Market Fund (Cost $54)		54
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.5% (Cost $30,131)		39,346

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.7%
Affiliated Money Market Fund — 7.7%
PNC Government Money Market Fund†	3,007,226	3,007

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $3,007)		3,007
TOTAL INVESTMENTS — 108.2% (Cost $33,138)**		42,353

Other Assets & Liabilities – (8.2)%		(3,202)

TOTAL NET ASSETS — 100.0%		$39,151

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $33,381.

Gross unrealized appreciation (000)	$9,353
Gross unrealized depreciation (000)	(381)

Net unrealized appreciation (000)	$8,972

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 3,007 (000).

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	29

PNC Multi-Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 54	$–	$–	$ 54
Common Stocks	39,292	–	–	39,292
Short Term Investments Purchased With Collateral From Securities Loaned	3,007	–	–	3,007

Total Assets – Investments in Securities	$42,353	$–	$–	$42,353

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Rights

Balance, 05/31/10	$ 33
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	1
Net Purchases/Sales	(34)
Transfers in and/or out of Level 3	–

Balance, 02/28/11	$ –

30	See Notes to Schedules of Investments

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 10.6%
Abercrombie & Fitch, Cl A	943	$54
Amazon.com*	3,735	647
Apollo Group, Cl A*	1,611	73
AutoNation*	658	22
AutoZone*	286	74
Bed Bath & Beyond*	2,529	122
Best Buy	4,260	137
Big Lots*	794	33
Cablevision Systems, Cl A	2,562	94
CarMax*	2,365	84
Carnival (Panama)	4,753	203
CBS, Cl B	7,290	174
Coach	3,140	172
Comcast, Cl A	29,336	756
D. R. Horton	2,968	35
Darden Restaurants	1,470	69
DeVry	665	36
DIRECTV, Cl A*	9,045	416
Discovery Communications, Cl A*	3,058	132
Expedia	2,280	45
Family Dollar Stores	1,348	68
Ford Motor*	39,908	601
Fortune Brands	1,666	103
GameStop, Cl A*	1,656	33
Gannett	3,326	55
Gap	5,222	118
Genuine Parts	1,660	87
Goodyear Tire & Rubber*	1,802	26
H&R Block	3,311	50
Harley-Davidson	1,997	82
Harman International Industries	756	37
Hasbro	1,466	66
Home Depot	17,140	642
International Game Technology	2,793	46
Interpublic Group*	5,299	70
JC Penney	2,610	91
Johnson Controls	7,035	287
Kohl’s*	3,254	175
Leggett & Platt	1,516	35
Lennar, Cl A	1,747	35
Limited Brands	3,238	104
Lowe’s	14,601	382
Macy’s	4,480	107
Marriott International, Cl A	3,124	123
Mattel	3,849	96
McDonald’s	11,407	863
McGraw-Hill	3,544	137
Meredith	385	14
NetFlix*	496	103
New York Times, Cl A*	1,090	11
Newell Rubbermaid	3,061	59
News, Cl A	24,653	428
NIKE, Cl B	3,927	350
Nordstrom	1,792	81
Omnicom Group	3,491	178
O’Reilly Automotive*	1,270	71
Polo Ralph Lauren	779	99
priceline.com*	576	261
Pulte Homes*	3,664	25
RadioShack	1,827	27
Ross Stores	1,307	94

	Number of Shares	Value (000)

Scripps Networks Interactive, Cl A	981	$51
Sears Holdings*#	470	39
Sherwin-Williams	1,025	84
Stanley Black & Decker	1,628	123
Staples	7,528	160
Starbucks	7,673	253
Starwood Hotels & Resorts Worldwide	1,955	119
Target	7,546	397
Tiffany	1,192	73
Time Warner	12,048	460
Time Warner Cable	3,845	278
TJX	4,348	217
Urban Outfitters*	1,129	43
VF	903	86
Viacom, Cl B	6,605	295
Walt Disney	20,028	876
Washington Post, Cl B#	81	35
Whirlpool	896	74
Wyndham Worldwide	1,586	50
Wynn Resorts	648	80
Yum! Brands	5,028	253

		13,744

Consumer Staples — 10.0%
Altria Group	22,194	563
Archer-Daniels-Midland	6,338	236
Avon Products	4,648	129
Brown-Forman, Cl B	1,091	75
Campbell Soup	2,009	68
Clorox	1,489	101
Coca-Cola	24,278	1,552
Coca-Cola Enterprises	3,698	97
Colgate-Palmolive	4,965	390
ConAgra Foods	4,672	108
Constellation Brands, Cl A*	1,828	37
Costco Wholesale	4,334	324
CVS Caremark	13,364	442
Dean Foods*	2,082	22
Dr Pepper Snapple Group	2,445	88
Estee Lauder, Cl A	1,507	142
General Mills	6,671	248
H.J. Heinz	3,372	169
Hershey	2,061	108
Hormel Foods	1,458	40
J.M. Smucker	1,276	88
Kellogg	2,641	142
Kimberly-Clark	4,046	267
Kraft Foods, Cl A	18,125	577
Kroger	6,512	149
Lorillard	1,863	143
McCormick	1,394	66
Mead Johnson Nutrition	2,185	131
Molson Coors Brewing, Cl B	2,082	95
PepsiCo	16,437	1,042
Philip Morris International	19,141	1,202
Procter & Gamble	29,286	1,847
Reynolds American	4,257	146
Safeway	4,916	107
Sara Lee	6,663	114
SUPERVALU	2,254	20
Sysco	6,273	174
Tyson Foods, Cl A	3,229	60

See Notes to Schedules of Investments	31

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	9,076	$393
Wal-Mart Stores	20,784	1,080
Whole Foods Market	1,564	92

		12,874

Energy — 13.0%
Anadarko Petroleum	5,424	444
Apache	4,019	501
Baker Hughes	4,477	318
Cabot Oil & Gas	523	24
Cameron International*	2,578	153
Chesapeake Energy	7,764	277
Chevron	21,286	2,209
ConocoPhillips	15,426	1,201
Consol Energy	2,466	125
Denbury Resources*	3,185	77
Devon Energy	4,608	421
Diamond Offshore Drilling	763	60
El Paso	9,376	174
EOG Resources	2,719	305
ExxonMobil	54,113	4,628
FMC Technologies*	1,269	119
Halliburton	9,699	455
Helmerich & Payne	1,108	72
Hess	3,207	279
Marathon Oil	7,574	376
Massey Energy	1,118	71
Murphy Oil	2,380	175
Nabors Industries (Bermuda)*	2,093	60
National Oilwell Varco	4,453	354
Newfield Exploration*	1,444	105
Noble	2,755	123
Noble Energy	2,093	194
Occidental Petroleum	8,511	868
Peabody Energy	2,938	192
Pioneer Natural Resources	847	87
QEP Resources	1,892	75
Range Resources	1,713	93
Rowan*	1,340	57
Schlumberger (Netherland)	14,642	1,368
Southwestern Energy*	3,699	146
Spectra Energy	6,935	186
Sunoco	797	33
Tesoro*	340	8
Valero Energy	6,133	173
Williams	6,330	192

		16,778

Financials — 16.1%
ACE (Switzerland)	3,553	225
Aflac	5,136	302
Allstate	5,693	181
American Express	11,607	506
American International Group*	1,073	40
Ameriprise Financial	2,644	167
AON	3,459	182
Apartment Investment & Management, Cl A REIT	1,787	46
Assurant	1,498	61
AvalonBay Communities REIT	956	116
Bank of America	108,928	1,557

	Number of Shares	Value (000)

BB&T	7,143	$197
Berkshire Hathaway, Cl B*	18,660	1,629
BNY Mellon	12,573	382
Boston Properties REIT	1,518	146
Capital One Financial	5,035	251
CB Richard Ellis Group, Cl A*	3,751	94
Charles Schwab	10,414	198
Chubb	3,225	196
Cincinnati Financial	1,705	58
Citigroup*	318,633	1,491
CME Group	666	207
Comerica	1,900	74
Discover Financial Services	6,047	131
E*Trade Financial*	2,244	36
Equity Residential REIT	3,164	174
Federated Investors, Cl B#	1,562	43
Fifth Third Bancorp	10,001	146
First Horizon National*	2,393	27
Franklin Resources	1,578	198
Genworth Financial, Cl A*	5,330	70
Goldman Sachs Group	5,591	916
Hartford Financial Services Group	4,727	140
HCP REIT	2,870	109
Health Care REIT	1,590	83
Host Hotels & Resorts REIT	7,220	133
Hudson City Bancorp	5,595	64
Huntington Bancshares	10,328	71
IntercontinentalExchange*	781	100
Invesco	5,069	136
Janus Capital Group	3,065	41
JPMorgan Chase	42,829	2,000
KeyCorp	11,266	103
Kimco Realty REIT	4,475	87
Legg Mason	1,960	71
Leucadia National	2,114	70
Lincoln National	3,392	108
Loews	3,082	133
M&T Bank	1,312	115
Marsh & McLennan	5,811	177
Marshall & Ilsley	5,744	45
MetLife	9,463	448
Moody’s	2,780	89
Morgan Stanley	16,041	476
NASDAQ OMX Group*	2,040	58
Northern Trust	2,341	121
NYSE Euronext	2,824	104
People’s United Financial	3,972	52
Plum Creek Timber REIT	1,781	75
PNC Financial Services Group†	5,659	349
Principal Financial Group	3,324	114
Progressive	7,518	157
Prologis REIT	6,097	99
Prudential Financial	5,134	338
Public Storage REIT	1,537	172
Regions Financial	14,134	108
Simon Property Group REIT	3,267	359
SLM*	6,471	96
State Street	5,387	241
SunTrust Banks	5,693	172
T. Rowe Price Group	2,754	184
Torchmark	1,104	72
Travelers	4,849	291
U.S. Bancorp	20,757	576

32	See Notes to Schedules of Investments

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Unum Group	3,394	$90
Ventas REIT	1,711	95
Vornado Realty Trust REIT	1,773	165
Wells Fargo	56,103	1,810
XL Group PLC (Bermuda)	3,369	79
Zions Bancorp	1,991	46

		20,869

Healthcare — 10.4%
Abbott Laboratories	16,186	779
Aetna	4,325	162
Allergan	2,927	217
AmerisourceBergen	2,898	110
Amgen*	9,328	479
Baxter International	6,019	320
Becton Dickinson	2,375	190
Biogen Idec*	2,484	170
Boston Scientific*	15,983	114
Bristol-Myers Squibb	17,810	460
Cardinal Health	3,645	152
CareFusion*	2,367	65
Celgene*	4,650	247
Cephalon*	1,258	71
Cerner*	742	75
CIGNA	2,997	126
Coventry Health Care*	2,641	80
CR Bard	904	88
DaVita*	1,062	84
DENTSPLY International	1,469	55
Eli Lilly	10,773	372
Express Scripts*	5,342	300
Forest Laboratories*	3,749	121
Genzyme*	2,481	187
Gilead Sciences*	8,606	335
Hospira*	1,752	93
Humana*	2,332	152
Intuitive Surgical*	348	114
Johnson & Johnson	28,852	1,773
Laboratory Corporation of America Holdings*	1,039	94
Life Technologies*	1,881	100
McKesson	2,681	213
Medco Health Solutions*	4,641	286
Medtronic	11,454	457
Merck	32,137	1,047
Mylan*	4,389	100
Patterson	993	33
PerkinElmer	1,237	33
Pfizer	84,531	1,626
Quest Diagnostics	1,433	81
St. Jude Medical	3,557	170
Stryker	3,282	208
Tenet Healthcare*	5,200	37
Thermo Fisher Scientific*	4,066	227
UnitedHealth Group	12,094	515
Varian Medical Systems*	1,233	85
Waters*	1,281	106
Watson Pharmaceuticals*	1,283	72
WellPoint*	4,325	288
Zimmer Holdings*	2,069	129

		13,398

	Number of Shares	Value (000)

Industrials — 10.9%
3M	7,645	$705
Avery Dennison	1,130	45
Boeing	7,617	549
C.H. Robinson Worldwide	1,749	127
Caterpillar	6,540	673
Cintas	1,297	36
CSX	4,005	299
Cummins	2,042	207
Danaher	5,613	284
Deere	4,368	394
Dover	2,022	130
Dun & Bradstreet	520	42
Eaton	1,761	195
Emerson Electric	8,159	487
Equifax	1,305	47
Expeditors International of Washington	2,233	107
Fastenal	1,574	98
FedEx	3,518	317
Flowserve	596	74
Fluor	1,882	133
General Dynamics	4,230	322
General Electric	113,441	2,373
Goodrich	1,309	113
Honeywell International	8,107	469
Illinois Tool Works	5,552	300
Ingersoll Rand PLC	3,044	138
Iron Mountain	1,367	36
ITT	1,910	111
Jacobs Engineering Group*	1,359	68
Joy Global	1,106	108
L-3 Communications Holdings	1,440	114
Lockheed Martin	3,083	244
Masco	3,941	54
Norfolk Southern	3,862	253
Northrop Grumman	3,371	225
PACCAR	3,614	181
Pall	999	54
Parker Hannifin	1,739	155
Pitney Bowes	1,381	35
Precision Castparts	1,548	219
Quanta Services*	2,318	53
Raytheon	4,294	220
Republic Services	3,282	97
Robert Half International	1,064	34
Rockwell Automation	1,486	130
Rockwell Collins	1,675	108
Roper Industries	1,001	84
RR Donnelley & Sons	2,229	42
Ryder System	526	25
Snap-On	391	22
Southwest Airlines	8,141	96
Stericycle*	768	66
Textron	2,941	80
Tyco International (Switzerland)	5,084	231
Union Pacific	5,285	504
United Parcel Service, Cl B	10,434	770
United Technologies	9,783	817
W.W. Grainger	605	81
Waste Management	5,026	186

		14,167

See Notes to Schedules of Investments	33

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — 18.9%
Adobe Systems*	5,469	$189
Advanced Micro Devices*	3,686	34
Agilent Technologies*	3,586	151
Akamai Technologies*	1,999	75
Altera	3,379	141
Amphenol, Cl A	1,868	107
Analog Devices	3,228	129
Apple*	9,718	3,432
Applied Materials	12,384	203
Autodesk*	2,452	103
Automatic Data Processing	5,231	261
BMC Software*	1,824	90
Broadcom, Cl A	5,041	208
CA	3,979	99
Cisco Systems*	59,060	1,096
Citrix Systems*	2,054	144
Cognizant Technology Solutions, Cl A*	2,961	228
Computer Sciences	1,925	93
Compuware*	4,066	46
Corning	16,757	386
Dell*	18,684	296
eBay*	12,318	413
Electronic Arts*	2,242	42
EMC*	21,534	586
F5 Networks*	921	109
Fidelity National Information Services	2,869	93
First Solar*	586	86
Fiserv*	1,559	99
FLIR Systems	1,689	55
Google, Cl A*	2,665	1,635
Harris	1,356	63
Hewlett-Packard	24,601	1,073
Intel	61,292	1,316
International Business Machines	13,288	2,151
Intuit*	2,927	154
Jabil Circuit	2,048	44
JDS Uniphase*	2,234	55
Juniper Networks*	5,461	240
KLA-Tencor	1,775	87
Lexmark International, Cl A*	1,375	52
Linear Technology	2,411	83
LSI*	6,584	41
Mastercard, Cl A	1,074	258
McAfee*	1,660	80
MEMC Electronic Materials*	4,339	59
Microchip Technology#	2,035	75
Micron Technology*	11,262	125
Microsoft	78,576	2,089
Molex	2,249	63
Monster Worldwide*	1,348	23
Motorola Mobility Holdings*	2,530	76
Motorola Solutions*	2,891	112
National Semiconductor	3,885	60
NetApp*	3,891	201
Novell*	3,736	22
Novellus Systems*	1,461	58
NVIDIA*	5,145	117
Oracle	40,913	1,346
Paychex	3,389	114
QUALCOMM	17,213	1,026
Red Hat*	2,037	84
SAIC*	3,064	50

	Number of Shares	Value (000)

Salesforce.com*	1,199	$159
SanDisk*	2,551	126
Symantec*	8,254	149
Tellabs	3,998	21
Teradata*	1,796	86
Teradyne*	3,371	63
Texas Instruments	12,605	449
Total System Services	2,841	50
VeriSign*	2,435	86
Visa, Cl A	6,211	454
Western Digital*	2,650	81
Western Union	7,163	157
Xerox	15,049	162
Xilinx	3,304	110
Yahoo!*	13,218	217

		24,396

Materials — 3.6%
Air Products & Chemicals	2,295	211
Airgas	818	51
AK Steel Holding	674	11
Alcoa	10,231	172
Allegheny Technologies	1,042	70
Ball	1,864	67
Bemis	956	31
CF Industries Holdings	768	108
Cliffs Natural Resources	1,532	149
Dow Chemical	12,291	457
E.I. DuPont de Nemours	9,746	535
Eastman Chemical	881	82
Ecolab	2,390	116
FMC	787	61
Freeport-McMoRan Copper & Gold	10,359	548
International Flavors & Fragrances	862	49
International Paper	4,925	137
MeadWestvaco	1,847	54
Monsanto	5,408	389
Newmont Mining	5,398	298
Nucor	3,182	153
Owens-Illinois*	1,726	53
PPG Industries	1,729	153
Praxair	3,256	324
Sealed Air	1,660	46
Sigma-Aldrich	1,190	76
Titanium Metals*	470	9
United States Steel	1,437	83
Vulcan Materials	1,254	57
Weyerhaeuser	6,377	156

		4,706

Telecommunication Services — 2.8%
American Tower, Cl A*	4,302	232
AT&T	62,368	1,770
CenturyTel	3,179	131
Frontier Communications	10,544	90
MetroPCS Communications*	2,871	41
Qwest Communications International	23,210	158
Sprint Nextel*	23,351	102
Verizon Communications	29,556	1,091
Windstream	5,114	64

		3,679

34	See Notes to Schedules of Investments

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 3.2%
AES*	6,747	$84
Ameren	2,717	76
American Electric Power	5,070	181
CenterPoint Energy	4,502	71
CMS Energy	2,837	55
Consolidated Edison	3,060	153
Constellation Energy Group	2,127	66
Dominion Resources	6,097	278
DTE Energy	1,825	86
Duke Energy	13,751	247
Edison International	3,455	128
Entergy	1,929	137
EQT	1,572	78
Exelon	6,905	288
FirstEnergy	4,546	174
Integrys Energy Group	825	40
NextEra Energy	4,508	250
Nicor	484	26
NiSource	3,235	62
Northeast Utilities	2,019	69
NRG Energy*	2,695	54
Oneok	1,224	79
Pepco Holdings	2,380	45
PG&E	4,030	186
Pinnacle West Capital	1,256	53
PPL	4,871	124
Progress Energy	3,036	139
Progress Energy CVO (A) (B) (C)	2,575	–
Public Service Enterprise Group	5,150	168
SCANA	1,193	48
Sempra Energy	2,452	131
Southern	8,835	337
TECO Energy	2,490	45
Wisconsin Energy	1,318	78
Xcel Energy	4,856	116

		4,152

Total Common Stocks
(Cost $86,123)		128,763

WARRANTS — 0.0%
American International Group (Cost $10)	580	7

AFFILIATED MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Class I†	689,537	689

Total Affiliated Money Market Fund
(Cost $689)		689

Total Investments Before Short Term Investments Purchased with
Collateral from Securities Loaned – 100.0%
(Cost $86,822)		129,459

	Number of Shares	Value (000)
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Government Money Market Fund†	54,546	55

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $55)		55

TOTAL INVESTMENTS — 100.1%
(Cost $86,877)**		$129,514
Other Assets & Liabilities – (0.1)%		(93)
TOTAL NET ASSETS — 100.0%		$129,421

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $93,938.

Gross unrealized appreciation (000)	$36,911
Gross unrealized depreciation (000)	(1,335)

Net unrealized appreciation (000)	$35,576

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 55 (000).
(A)	Value is less than $500.
(B)	Illiquid Security
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.

Please see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®Mini Composite Index	13	$846	03/18/11	$16

Cash in the amount of $72,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments	35

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 689	$–	$–	$ 689
Common Stocks	128,763	–	–	128,763
Short Term Investments Purchased With Collateral From Securities Loaned	55	–	–	55
Warrants	7	–	–	7

Total Assets – Investments in Securities	$129,514	$–	$–	$129,514

Other Financial Instruments

Futures Contracts	$ 16	$–	$–	$ 16

Total Assets - Other Financial Instruments	$ 16	$–	$–	$ 16

36	See Notes to Schedules of Investments

PNC Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.1%
Consumer Discretionary — 12.9%
Aaron’s	88,590	$2,085
Buckle#	45,750	1,788
Coinstar*	84,630	3,612
Dorman Products*	27,070	939
Gildan Activewear (Canada)	71,510	2,287
Penn National Gaming*	72,720	2,601
Strayer Education#	16,842	2,315
Tractor Supply	101,110	5,265
Universal Electronics*	78,510	2,139
WMS Industries*	61,372	2,442

		25,473

Consumer Staples — 2.7%
Corn Products International	53,530	2,614
TreeHouse Foods*	50,090	2,613

		5,227

Energy — 9.8%
ATP Oil & Gas*#	159,070	3,231
Atwood Oceanics*	59,610	2,713
Contango Oil & Gas*	70,610	4,327
Oil States International*	55,370	4,030
World Fuel Services	118,400	4,907

		19,208

Financials — 23.1%
Amtrust Financial Services	287,690	5,532
Bank of the Ozarks	119,660	5,151
CVB Financial#	206,640	1,728
FirstService (Canada)*	154,130	4,818
Glacier Bancorp	205,560	3,213
Investment Technology Group*	190,670	3,651
Montpelier Re Holdings (Bermuda)	153,450	3,095
Portfolio Recovery Associates*	87,380	7,283
Prosperity Bancshares	66,130	2,700
RLI	51,570	2,961
Virtus Investment Partners*	38,560	2,247
World Acceptance*	50,170	3,001

		45,380

Healthcare — 8.2%
Almost Family*	73,010	2,847
Bio-Reference Labs*	145,316	3,040
Catalyst Health Solutions*	96,650	4,370
MWI Veterinary Supply*	27,440	1,899
PAREXEL International*	165,400	3,882

		16,038

Industrials — 15.9%
Allegiant Travel*	76,910	3,174
APAC Customer Services*	652,530	3,824
BE Aerospace*	166,540	5,616
Curtiss-Wright	92,030	3,396
Esterline Technologies*	64,170	4,593
Houston Wire & Cable	175,370	2,350
ICF International*	59,120	1,340
Regal-Beloit	55,550	4,052
Ritchie Bros Auctioneers (Canada)#	118,140	3,012

		31,357

	Number of Shares	Value (000)

Information Technology — 15.1%
Ebix*#	133,590	$3,519
Finisar*	27,860	1,143
Liquidity Services*	128,950	2,072
Littelfuse	16,920	894
Monolithic Power Systems*	232,920	3,599
Open Text (Canada)*	76,970	4,535
OSI Systems*	86,620	3,259
Rofin-Sinar Technologies*	49,670	1,926
Smith Micro Software*	282,350	2,646
TriQuint Semiconductor*	63,810	909
Tyler Technologies*	129,410	2,862
Wright Express*	45,580	2,324

		29,688

Materials — 4.2%
Balchem	63,565	2,288
Compass Minerals International	36,080	3,373
Northgate Minerals (Canada)*	887,870	2,548

		8,209

Telecommunication Services — 1.6%
Atlantic Tele-Network	81,180	3,165

Utilities — 1.6%
UGI	101,540	3,238

Total Common Stocks (Cost $150,128)		186,983

AFFILIATED MONEY MARKET FUND — 3.4%
PNC Advantage Institutional Money Market
Fund, Class I†	6,673,782	6,674

Total Affiliated Money Market Fund (Cost $6,674)		6,674

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.5% (Cost $156,802)		193,657

SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.6%
Affiliated Money Market Fund — 6.6%
PNC Government Money Market Fund†	13,020,258	13,020

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $13,020)		13,020

TOTAL INVESTMENTS — 105.1% (Cost $169,822)**		206,677

Other Assets & Liabilities – (5.1)%		(10,084)

TOTAL NET ASSETS — 100.0%		$196,593

See Notes to Schedules of Investments	37

PNC Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $170,121.

Gross unrealized appreciation (000)	$42,908
Gross unrealized depreciation (000)	(6,352)

Net unrealized appreciation (000)	$36,556

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 13,020 (000).

Please see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	37	$2,863	03/18/11	$182

Cash in the amount of $166,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 6,674	$–	$–	$ 6,674
Common Stocks	186,983	–	–	186,983
Short Term Investments Purchased With Collateral From Securities Loaned	13,020	–	–	13,020

Total Assets – Investments in Securities	$206,677	$–	$–	$206,677

Other Financial Instruments
Futures Contracts	$ 182	$–	$–	$ 182

Total Assets - Other Financial Instruments	$ 182	$–	$–	$ 182

38	See Notes to Schedules of Investments

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.5%
Automotive — 3.7%
Honda Auto Receivables Owner Trust, Series 2010-1, Cl A3 1.250%, 10/21/13	$1,965	$1,976
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	1,190	1,189
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	1,800	1,797
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	1,913	1,960
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	1,565	1,575

		8,497

Credit Cards — 1.2%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	240	245
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	2,420	2,457

		2,702

Utilities — 3.6%
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	3,680	3,945
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	3,620	4,289

		8,234
Total Asset Backed Securities
(Cost $18,443)		19,433

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	6,339
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,796	1,866

Total Collateralized Mortgage Obligations
(Cost $7,560)		8,205

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	1,825	1,899
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	6,093

Total Commercial Mortgage-Backed Securities
(Cost $7,488)		7,992

	Par (000)	Value (000)
CORPORATE BONDS — 38.4%
Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	$580	$582
Johnson Controls
5.700%, 03/01/41	425	434

		1,016

Cable — 1.8%
Comcast
5.700%, 05/15/18	540	590
DIRECTV Holdings LLC
4.600%, 02/15/21	800	783
Historic TW
6.625%, 05/15/29	556	602
NBCUniversal Media LLC
5.150%, 04/30/20 144A	1,160	1,195
News America
6.650%, 11/15/37	345	370
News America Holdings
8.450%, 08/01/34	538	652

		4,192

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	649	711

Energy — 3.5%
Anadarko Petroleum
8.700%, 03/15/19	550	679
BP Capital Markets PLC
3.625%, 05/08/14	535	559
ConocoPhillips
5.750%, 02/01/19	625	708
EQT
8.125%, 06/01/19	340	403
Hess
5.600%, 02/15/41	500	484
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	817	878
Nexen
5.875%, 03/10/35	928	844
ONEOK Partners LP
6.125%, 02/01/41	575	573
Petrobras International Finance
3.875%, 01/27/16	655	661
Suncor Energy
6.100%, 06/01/18	645	734
Sunoco
9.625%, 04/15/15	600	721
Weatherford International
5.125%, 09/15/20	605	617

		7,861

Financials — 11.3%
American Express
7.000%, 03/19/18	725	851
Ameriprise Financial
7.300%, 06/28/19	665	796
Bank of America
6.500%, 08/01/16	290	325
5.750%, 12/01/17	555	593

See Notes to Schedules of Investments	39

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of America (MTN)
5.650%, 05/01/18	$1,160	$1,226
Bank of Nova Scotia
4.375%, 01/13/21	700	697
Barclays Bank PLC
6.750%, 05/22/19	1,070	1,202
BNY Mellon (MTN)
3.100%, 01/15/15	640	659
2.500%, 01/15/16	660	656
Capital One Bank USA NA
6.500%, 06/13/13	655	714
8.800%, 07/15/19	325	410
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	727
Citigroup
5.125%, 05/05/14	975	1,048
6.010%, 01/15/15	632	694
First Niagara Financial Group
6.750%, 03/19/20	700	761
General Electric Capital
2.100%, 01/07/14	990	993
4.625%, 01/07/21	270	268
5.300%, 02/11/21	255	262
General Electric Capital (MTN)
3.500%, 06/29/15	455	468
Goldman Sachs Group
5.950%, 01/18/18	915	993
6.150%, 04/01/18	505	553
HSBC Bank USA NA
4.625%, 04/01/14	650	690
4.875%, 08/24/20	600	588
International Lease Finance
6.500%, 09/01/14 144A	350	377
JPMorgan Chase
6.000%, 01/15/18	1,800	2,002
Merrill Lynch (MTN)
6.875%, 04/25/18	215	242
Morgan Stanley
4.750%, 04/01/14	590	617
4.000%, 07/24/15	450	461
Morgan Stanley (MTN)
5.450%, 01/09/17	650	685
Rabobank Nederland
2.125%, 10/13/15	995	961
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	578
Societe Generale
2.500%, 01/15/14 144A	925	920
USB Capital XIII Trust
6.625%, 12/15/39	775	816
Wachovia Capital Trust III
5.800%, 03/15/42 (A)	1,260	1,147
Westpac Banking
3.000%, 08/04/15	795	797

		25,777

Food, Beverage & Tobacco — 0.6%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 144A	625	774

	Par (000)	Value (000)
Kraft Foods
5.375%, 02/10/20	$650	$691

		1,465

Healthcare — 0.2%
Merck
3.875%, 01/15/21	435	426

Industrials — 1.7%
CRH America
4.125%, 01/15/16	610	614
L-3 Communications
4.950%, 02/15/21	510	517
Lockheed Martin
4.250%, 11/15/19	355	358
Republic Services
5.000%, 03/01/20	500	521
Thermo Fisher Scientific
3.200%, 05/01/15	785	801
United Technologies
4.500%, 04/15/20	955	994

		3,805

Insurance — 2.5%
AON
3.500%, 09/30/15	575	577
Berkshire Hathaway Finance
4.250%, 01/15/21	1,090	1,088
Hartford Financial Services Group
6.300%, 03/15/18	465	501
MetLife
7.717%, 02/15/19	520	640
6.400%, 12/15/36	520	497
Principal Financial Group
8.875%, 05/15/19	625	795
Prudential Financial
5.375%, 06/21/20	75	79
Prudential Financial (MTN)
7.375%, 06/15/19	685	814
Reinsurance Group of America
6.450%, 11/15/19	720	778

		5,769

Materials — 1.4%
ArcelorMittal
7.000%, 10/15/39	585	612
6.750%, 03/01/41	125	124
Dow Chemical
8.550%, 05/15/19	750	950
EI du Pont de Nemours
3.625%, 01/15/21	905	860
Vale Overseas
4.625%, 09/15/20	625	614

		3,160

Real Estate Investment Trusts — 1.6%
AMB Property LP
4.500%, 08/15/17	320	326
6.625%, 12/01/19	370	415
CommonWealth REIT
5.875%, 09/15/20	785	799

40	See Notes to Schedules of Investments

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Digital Realty Trust LP
4.500%, 07/15/15	$620	$639
Realty Income
6.750%, 08/15/19	705	811
Simon Property Group LP
5.875%, 03/01/17	615	688

		3,678

Retail — 1.7%
AutoZone
4.000%, 11/15/20	610	567
Home Depot
5.875%, 12/16/36	625	634
Kohl’s
6.875%, 12/15/37	395	455
Kroger
6.400%, 08/15/17	915	1,050
Safeway
3.950%, 08/15/20	425	404
Wal-Mart Stores
5.250%, 09/01/35	650	646
5.625%, 04/01/40	175	182

		3,938

Technology — 1.2%
International Business Machines
7.625%, 10/15/18	600	758
KLA-Tencor
6.900%, 05/01/18	525	579
Oracle
6.125%, 07/08/39	550	596
Xerox
6.400%, 03/15/16	735	833

		2,766

Telecommunications — 2.0%
America Movil SAB de CV
5.000%, 03/30/20	630	649
AT&T
6.300%, 01/15/38	1,150	1,194
GTE
6.940%, 04/15/28	1,525	1,712
Telefonica Emisiones SAU
3.729%, 04/27/15	665	670
3.992%, 02/16/16	240	241

		4,466

Transportation — 0.5%
Burlington Northern Santa Fe
5.750%, 03/15/18	440	494
Ryder System (MTN)
3.150%, 03/02/15	565	571

		1,065

	Par (000)
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.6%
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	$5,245	$5,377
JPMorgan Chase (TLGP) (FDIC)
2.125%, 12/26/12	4,955	5,086

		10,463

Utilities — 3.1%
Appalachian Power
4.950%, 02/01/15	875	935
Bruce Mansfield Unit
6.850%, 06/01/34	564	594
Dominion Resources
6.400%, 06/15/18	435	500
Exelon Generation LLC
5.750%, 10/01/41	735	690
Midamerican Energy Holdings
6.125%, 04/01/36	1,075	1,138
Nisource Finance
6.400%, 03/15/18	880	988
Progress Energy
7.050%, 03/15/19	580	688
Puget Sound Energy
5.757%, 10/01/39	585	589
Toledo Edison
7.250%, 05/01/20	495	583
Xcel Energy
4.700%, 05/15/20	340	352

		7,057
Total Corporate Bonds
(Cost $84,068)		87,615

U.S. GOVERNMENT AGENCY OBLIGATION — 1.2%
Federal Home Loan Mortgage Corporation — 1.2%
Federal Home Loan Mortgage Corporation
4.875%, 11/15/13	2,455	2,698

Total U.S. Government Agency Obligation
(Cost $2,714)		2,698

MUNICIPAL BONDS — 0.6%
Ohio — 0.3%
Ohio State University (RB)
4.910%, 06/01/40	850	785

Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	570	563
Total Municipal Bond
(Cost $1,420)		1,348

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 26.2%
Federal Home Loan Mortgage Corporation — 1.7%
Federal Home Loan Mortgage Corporation
9.500%, 10/01/20	58	66
8.500%, 09/01/16	2	2
8.000%, 07/01/25	51	60
7.500%, 05/01/11	2	2
7.000%, 11/01/28	281	322
4.500%, 07/01/40	3,363	3,430

		3,882

See Notes to Schedules of Investments	41

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — 23.1%
Federal National Mortgage Association
9.500%, 05/01/18	$9	$10
9.000%, 11/01/24	109	127
7.000%, 01/01/33	122	140
7.000%, 10/01/33	91	105
6.000%, 07/01/28	1	1
6.000%, 01/01/34	111	122
6.000%, 09/01/36	1,964	2,150
6.000%, 02/01/37	259	282
6.000%, 08/01/38	947	1,030
6.000%, 09/01/38	2,393	2,631
5.500%, 12/01/33	5,365	5,782
5.500%, 05/01/35	890	957
5.500%, 12/01/36	4,349	4,676
5.000%, 06/01/20	2,106	2,253
5.000%, 04/01/23	1,133	1,204
5.000%, 10/01/35	6,026	6,359
5.000%, 11/01/35	579	611
5.000%, 06/01/37	1,973	2,076
5.000%, 03/01/40	4,382	4,607
4.500%, 08/01/20	3,947	4,173
4.500%, 09/01/35	1,910	1,961
4.500%, 10/01/39	8,822	9,004
4.000%, 02/01/41	2,300	2,270

		52,531

Government National Mortgage Association — 1.4%
Government National Mortgage Association
8.500%, 11/15/21	32	38
8.500%, 07/15/22	12	14
8.250%, 04/20/17	2	2
8.000%, 01/15/30	227	267
6.500%, 06/15/32	124	141
6.000%, 08/15/32	62	68
6.000%, 02/15/33	604	669
6.000%, 11/15/34	7	8
4.500%, 07/15/39	2,021	2,091

		3,298
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $57,537)		59,711

U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bond — 3.3%
4.500%, 02/15/36	7,460	7,558

U.S. Treasury Notes — 13.6%
4.875%, 07/31/11	1,900	1,937
3.000%, 09/30/16	465	481
2.250%, 01/31/15	1,665	1,705
1.375%, 04/15/12	4,620	4,674
1.250%, 10/31/15	13,070	12,639
1.000%, 07/31/11	9,370	9,402

		30,838
Total U.S. Treasury Obligations
(Cost $38,875)		38,396

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	60,500	$123
Freddie Mac	44,080	88

Total Preferred Stocks
(Cost $2,502)		211
AFFILIATED MONEY MARKET FUND — 0.6%

PNC Advantage Institutional Money Market
Fund, Class I†	1,363,378	1,363

Total Affiliated Money Market Fund
(Cost $1,363)		1,363
TOTAL INVESTMENTS — 99.6%
(Cost $221,970)*		226,972
Other Assets & Liabilities – 0.4%		947
TOTAL NET ASSETS — 100.0%		$227,919

*	Aggregate cost for Federal income tax purposes is (000) $221,994.

Gross unrealized appreciation (000)	$8,646
Gross unrealized depreciation (000)	(3,668)

Net unrealized appreciation (000)	$4,978

†	See Note 2 in Notes to Schedule of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $3,844 (000) and represents 1.7% of net assets as of February 28, 2011.

  Please see Investment Abbreviations and Definitions on Page 107.

42	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$1,363	$ –	$–	$ 1,363
Asset-Backed Securities	–	19,433	–	19,433
Collateralized Mortgage Obligations	–	8,205	–	8,205
Commercial Mortgage-Backed Securities	–	7,992	–	7,992
Corporate Bonds	–	87,615	–	87,615
Municipal Bonds	–	1,348	–	1,348
Preferred Stocks	211	–	–	211
U.S. Government Agency Obligation	–	2,698	–	2,698
U.S. Government Agency Mortgage-Backed Obligations	–	59,711	–	59,711
U.S. Treasury Obligations	–	38,396	–	38,396

Total Assets – Investments in Securities	$1,574	$225,398	$–	$226,972

See Notes to Schedules of Investments	43

PNC Government Mortgage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Fannie Mae, Series 2003-56, Cl MB
4.500%, 06/25/18	$1,292	$1,368
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	48	54
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,603
Freddie Mac, Series 2881, Cl TE
5.000%, 07/15/33	5,140	5,515
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,143
Structured Mortgage Asset Residential Trust,
Series 1992-2, Cl I
8.250%, 06/25/19	40	41

Total Collateralized Mortgage Obligations (Cost $9,019)		9,724

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 88.8%
Federal Home Loan Mortgage Corporation — 9.6%
12.250%, 08/01/15	18	19
9.000%, 04/01/16 to 09/01/20	53	61
8.750%, 05/01/17	6	6
8.500%, 09/01/17 to 01/01/22	61	68
8.000%, 02/01/17 to 03/01/22	48	54
7.000%, 05/01/31	61	69
6.000%, 10/01/32	505	556
5.500%, 03/01/28 to 12/01/36	3,818	4,090
5.000%, 11/01/35	2,211	2,329
4.500%, 03/01/40 to 07/01/40	5,553	5,672

		12,924

Federal National Mortgage Association — 68.2%
12.500%, 05/01/15	7	7
11.250%, 05/01/14	8	8
10.000%, 06/01/21	9	10
9.000%, 02/01/17 to 10/01/19	9	11
8.500%, 11/01/21 to 09/01/23	25	29
8.000%, 02/01/23 to 03/01/23	9	11
7.500%, 09/01/22 to 05/01/32	341	395
7.000%, 12/01/15 to 10/01/32	383	437
6.500%, 12/01/12 to 02/01/38	2,966	3,357
6.000%, 06/01/27 to 08/01/38	15,474	16,929
5.500%, 09/01/17 to 03/01/36	17,019	18,340
5.000%, 06/01/18 to 10/01/39	20,808	22,021
4.500%, 04/01/18 to 08/01/40	22,794	23,505
4.000%, 04/01/39 to 11/01/40	5,694	5,624
3.500%, 07/01/39	1,480	1,403

		92,087

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Government National Mortgage Association — 11.0%
17.000%, 11/15/11	$ 1	$ 1
15.000%, 07/15/11 to 01/15/13	101	102
14.000%, 06/15/11 to 02/15/15	14	14
13.500%, 05/15/11 to 01/20/15	60	62
13.000%, 11/15/12 to 06/15/15	78	79
12.500%, 10/15/13 to 11/20/15	78	80
12.000%, 08/15/12 to 09/15/15	88	90
11.500%, 02/15/13 to 08/15/14	26	27
9.250%, 12/20/16 to 05/15/21	32	37
9.000%, 04/15/16 to 11/15/24	203	232
8.750%, 12/15/16	36	41
8.500%, 01/15/17 to 09/15/24	184	211
8.000%, 04/15/17 to 05/20/30	488	567
7.500%, 09/20/15 to 09/20/30	1,023	1,182
7.000%, 06/15/11 to 06/15/32	1,640	1,888
6.500%, 10/15/22 to 09/15/31	1,390	1,576
6.000%, 07/20/29	434	479
5.000%, 10/15/39	2,645	2,827
4.500%, 03/15/39 to 08/15/39	5,230	5,428

		14,923

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $113,662)		119,934

U.S. TREASURY OBLIGATION — 1.9%

U.S. Treasury Note — 1.9%
1.375%, 01/15/13	2,490	2,524

Total U.S. Treasury Obligation (Cost $2,514)		2,524

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Class I†	3,226,945	3,227

Total Affiliated Money Market Fund
(Cost $3,227)		3,227

TOTAL INVESTMENTS — 100.3%
(Cost $128,422)*		135,409

Other Assets & Liabilities – (0.3)%		(401)

TOTAL NET ASSETS — 100.0%		$135,008

* Aggregate cost for Federal income tax purposes is (000) $128,422.
Gross unrealized appreciation (000)	$7,317
Gross unrealized depreciation (000)	(330)

Net unrealized appreciation (000)	$6,987

†	See Note 2 in Notes to Schedule of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

44	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$3,227	$ –	$–	$ 3,227
Collateralized Mortgage Obligations	–	9,724	–	9,724
U.S. Government Agency Mortgage- Backed Obligations	–	119,934	–	119,934
U.S. Treasury Obligation	–	2,524	–	2,524

Total Assets – Investments in Securities	$3,227	$132,182	$–	$135,409

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Collateralized Mortgage Obligation

Balance, 05/31/10	$ 76
Accrued discounts/premiums	–(A)
Realized gain (loss)	–(A)
Change in unrealized appreciation (depreciation)	6
Purchases	–
Sales	–
Paydowns	(14)
Transfers in and/or out of Level 3	(68)

Balance, 02/28/11	$ –

(A) Value is less than $500.

See Notes to Schedules of Investments	45

PNC High Yield Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 90.1%
Airlines — 1.6%
Delta Air Lines
9.500%, 09/15/14 144A	$90	$98

Automotive — 4.0%
Lear
7.875%, 03/15/18	100	110
Motors Liquidation
8.375%, 07/15/33# (A)	405	135

		245

Cable — 2.7%
Belo
8.000%, 11/15/16	150	163

Consumer Non-Cyclical — 2.8%
Interface
7.625%, 12/01/18 144A	65	69
Quiksilver
6.875%, 04/15/15	100	99

		168

Consumer Services — 12.9%
Iron Mountain
8.750%, 07/15/18	100	105
MGM Resorts International
11.125%, 11/15/17	165	190
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	100	102
Royal Caribbean Cruises
11.875%, 07/15/15	95	118
Speedway Motorsports
6.750%, 02/01/19 144A	100	102
Universal City Development Partners
10.875%, 11/15/16	150	168

		785

Energy — 17.1%
Anadarko Petroleum
7.950%, 06/15/39	100	118
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	100	110
Copano Energy LLC
7.750%, 06/01/18	125	130
Encore Acquisition
9.500%, 05/01/16	100	113
MarkWest Energy Partners LP
6.750%, 11/01/20	75	77
Nexen
5.875%, 03/10/35	100	91
OPTI Canada
9.000%, 12/15/12# 144A	200	199
Tesoro
9.750%, 06/01/19	180	203

		1,041

Financials — 1.8%
Wells Fargo Capital XV
9.750%, 09/29/49 (B)	100	110

Food, Beverage & Tobacco — 3.4%
Blue Merger Sub
7.625%, 02/15/19 144A	100	101

	Par (000)	Value (000)

TreeHouse Foods
7.750%, 03/01/18	$100	$108

		209

Healthcare — 6.0%
HCA
8.500%, 04/15/19	175	196
Mylan
7.875%, 07/15/20 144A	150	168

		364

Industrials — 16.0%
Darling International
8.500%, 12/15/18 144A	100	108
H&E Equipment Services
8.375%, 07/15/16	160	166
K Hovnanian Enterprises
10.625%, 10/15/16	150	163
Masco
7.750%, 08/01/29	100	102
Pulte Homes
6.375%, 05/15/33	200	160
Spirit Aerosystems
7.500%, 10/01/17	50	53
Terex
10.875%, 06/01/16	100	117
USG
8.375%, 10/15/18 144A	100	105

		974

Insurance — 1.9%
MetLife
6.400%, 12/15/36	125	119

Materials — 3.5%
Clearwater Paper
7.125%, 11/01/18 144A	100	104
Rock-Tenn
9.250%, 03/15/16	100	110

		214

Retail — 1.9%
Limited Brands
8.500%, 06/15/19	100	115

Technology — 6.4%
BE Aerospace
8.500%, 07/01/18	100	110
Seagate HDD Cayman
7.750%, 12/15/18 144A	100	103
Sungard Data Systems
10.625%, 05/15/15	160	177

		390

Transportation — 4.8%
Florida East Coast Railway
8.125%, 02/01/17 144A	100	104
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/18	75	82
PHI
8.625%, 10/15/18	100	105

		291

46	See Notes to Schedules of Investments

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 3.3%
Calpine
7.500%, 02/15/21 144A	$100	$102
Puget Energy
6.500%, 12/15/20 144A	100	100

		202

Total Corporate Bonds (Cost $5,095)		5,488

	Number of Shares
PREFERRED STOCKS — 0.4%
Financial Conduits — 0.4%
Fannie Mae	10,000	20
Freddie Mac	3,000	6

Total Preferred Stocks (Cost $324)		26

AFFILIATED MONEY MARKET FUND — 11.3%
PNC Advantage Institutional Money Market
Fund, Class I†	687,570	688

Total Affiliated Money Market Fund (Cost $688)		688

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 101.8% (Cost $6,107)		6,202

SHORT TERM INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 7.9%

Affiliated Money Market Fund — 7.9%
PNC Government Money Market Fund†	479,250	479

Total Short Term Investments Purchased With Collateral From Securities Loaned (Cost $479)‡		479

TOTAL INVESTMENTS — 109.7% (Cost $6,586)*		6,681

Other Assets & Liabilities – (9.7)%		(590)

TOTAL NET ASSETS — 100.0%		$6,091

* Aggregate cost for Federal income tax purposes is (000) $6,649.
Gross unrealized appreciation (000)	$408
Gross unrealized depreciation (000)	(376)

Net unrealized appreciation (000)	$32

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 349 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Security in default.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $1,565 (000) and represents 25.7% of net assets as of February 28, 2011.

 Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	47

PNC High Yield Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

				Total
		Level 2	Level 3	Value
	Level 1	Other Significant	Significant	at
	Quoted Prices	Observable Inputs	Unobservable Inputs	February 28, 2011
	(000)	(000)	(000)	(000)
Affiliated Money Market Fund	$ 688	$ –	$–	$ 688
Corporate Bonds	–	5,488	–	5,488
Preferred Stocks	26	–	–	26
Short Term Investments Purchased With Collateral From Securities Loaned	479	–	–	479

Total Assets – Investments in Securities	$1,193	$5,488	$–	$6,681

48	See Notes to Schedules of Investments

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 9.0%
Automotive — 5.3%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$1,300	$1,301
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	1,578	1,601
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	2,865	2,882
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,105	2,103
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	2,625	2,620
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,525	3,545
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	1,811	1,823
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	1,650	1,648
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,140	2,153

		19,676

Credit Cards — 1.8%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	3,145	3,213
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	3,400	3,452

		6,665

Utilities — 1.9%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	7,109

Total Asset Backed Securities
(Cost $32,312)		33,450

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,986
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,290

Total Collateralized Mortgage Obligations
(Cost $10,450)		11,276

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	$3,250	$3,383

Total Commercial Mortgage-Backed Securities
(Cost $3,391)		3,383

CORPORATE BONDS — 49.2%
Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	843	846
PACCAR
6.875%, 02/15/14	850	974

		1,820

Cable — 1.7%
Comcast
5.700%, 05/15/18	1,163	1,271
DIRECTV Holdings LLC
4.600%, 02/15/21	1,210	1,184
Discovery Communications LLC
5.050%, 06/01/20	515	540
Historic TW
6.875%, 06/15/18	285	331
NBCUniversal Media LLC
5.150%, 04/30/20 144A	1,660	1,710
Time Warner
4.700%, 01/15/21	1,140	1,145

		6,181

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	1,176	1,288

Energy — 3.9%
Anadarko Petroleum
8.700%, 03/15/19	800	987
BP Capital Markets PLC
3.625%, 05/08/14	1,215	1,269
ConocoPhillips
5.750%, 02/01/19	890	1,008
Enterprise Products Operating LLC
3.200%, 02/01/16	1,480	1,478
EQT
8.125%, 06/01/19	475	563
Hess
8.125%, 02/15/19	810	1,017
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,110	1,225
Nexen
6.200%, 07/30/19	900	963
ONEOK Partners LP
3.250%, 02/01/16	845	840
Petrobras International Finance
3.875%, 01/27/16	915	924
Suncor Energy
6.100%, 06/01/18	1,330	1,513
Sunoco
9.625%, 04/15/15	750	901
Weatherford International
5.125%, 09/15/20	850	867

See Notes to Schedules of Investments	49

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Williams Partners LP
4.125%, 11/15/20	$1,130	$1,070

		14,625

Financials — 14.8%
American Express
7.000%, 03/19/18	1,553	1,824
Ameriprise Financial
7.300%, 06/28/19	970	1,161
Bank of America
6.500%, 08/01/16	470	528
Bank of America (MTN)
5.650%, 05/01/18	1,565	1,654
Bank of Nova Scotia
4.375%, 01/13/21	1,140	1,135
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,152
BB&T (MTN)
3.200%, 03/15/16	375	374
BNY Mellon (MTN)
4.600%, 01/15/20	10	10
Boeing Capital
3.250%, 10/27/14	950	991
Capital One Bank USA NA
8.800%, 07/15/19	1,725	2,177
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	923
7.050%, 10/01/18	1,610	1,960
Citigroup
5.125%, 05/05/14	2,310	2,483
6.010%, 01/15/15	685	752
Credit Suisse AG
5.400%, 01/14/20	1,620	1,640
First Niagara Financial Group
6.750%, 03/19/20	980	1,065
General Electric Capital
5.500%, 01/08/20	4,420	4,714
5.300%, 02/11/21	790	811
Goldman Sachs Group
5.950%, 01/18/18	817	887
6.150%, 04/01/18	1,475	1,616
HSBC Bank PLC
4.125%, 08/12/20 144A	1,300	1,249
John Deere Capital (MTN)
2.800%, 09/18/17	725	710
JPMorgan Chase
6.125%, 06/27/17	1,186	1,301
6.000%, 01/15/18	2,940	3,270
Mellon Funding
5.500%, 11/15/18	2,000	2,194
Merrill Lynch (MTN)
6.875%, 04/25/18	1,085	1,221
Morgan Stanley
4.750%, 04/01/14	740	774
Morgan Stanley (MTN)
5.450%, 01/09/17	1,435	1,513
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	1,000	992
Rabobank Nederland
2.125%, 10/13/15	1,270	1,227

	Par (000)	Value (000)
Royal Bank of Canada (MTN)
2.625%, 12/15/15	$1,400	$1,403
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	2,000	1,951
Societe Generale
2.500%, 01/15/14 144A	1,485	1,476
TIAA Global Markets
4.950%, 07/15/13 144A	1,000	1,080
UBS AG
5.750%, 04/25/18	925	1,005
US Bank NA
4.800%, 04/15/15	650	695
Wachovia
5.625%, 10/15/16	1,395	1,520
5.750%, 02/01/18	1,275	1,418
Wells Fargo
5.625%, 12/11/17	415	460
Westpac Banking
3.000%, 08/04/15	1,435	1,438

		54,754

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch
5.500%, 01/15/18	139	153
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 144A	750	929
Coca-Cola
0.363%, 05/15/12 (A)	1,000	1,001
Diageo Capital PLC
5.750%, 10/23/17	1,165	1,311
General Mills
5.650%, 02/15/19	990	1,100
Kellogg
4.450%, 05/30/16	10	11
Kraft Foods
5.375%, 02/10/20	1,145	1,217

		5,722

Healthcare — 1.2%
Abbott Laboratories
5.125%, 04/01/19	1,170	1,274
Amgen
3.450%, 10/01/20	695	655
GlaxoSmithKline Capital
5.650%, 05/15/18	1,120	1,264
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,399
		4,592

Industrials — 1.1%
CRH America
4.125%, 01/15/16	1,005	1,011
Deere
4.375%, 10/16/19	15	16
GATX
4.750%, 10/01/12	940	985
L-3 Communications
4.950%, 02/15/21	1,040	1,055
Republic Services
5.000%, 03/01/20	850	886

		3,953

50	See Notes to Schedules of Investments

	Par (000)	Value (000)

CORPORATE BONDS — continued
Insurance — 3.2%
ACE INA Holdings
2.600%, 11/23/15	$470	$463
AON
3.500%, 09/30/15	800	803
Berkshire Hathaway Finance
5.400%, 05/15/18	1,705	1,888
Hartford Financial Services Group
6.300%, 03/15/18	855	922
MetLife
6.817%, 08/15/18	935	1,097
7.717%, 02/15/19	1,250	1,538
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,433
Principal Financial Group
8.875%, 05/15/19	875	1,113
Prudential Financial
5.375%, 06/21/20	300	316
Prudential Financial (MTN)
7.375%, 06/15/19	965	1,147
Reinsurance Group of America
6.450%, 11/15/19	955	1,031

		11,751

Materials — 1.0%
ArcelorMittal
5.250%, 08/05/20	1,190	1,183
Dow Chemical
8.550%, 05/15/19	535	678
EI du Pont de Nemours
3.625%, 01/15/21	1,100	1,046
Vale Overseas
4.625%, 09/15/20	890	873

		3,780

Real Estate Investment Trusts — 1.7%
AMB Property LP
4.500%, 08/15/17	550	560
6.625%, 12/01/19	450	505
Boston Properties LP
4.125%, 05/15/21	950	909
CommonWealth REIT
5.875%, 09/15/20	910	927
Digital Realty Trust LP
4.500%, 07/15/15	1,105	1,139
Realty Income
5.950%, 09/15/16	1,035	1,130
Simon Property Group LP
5.875%, 03/01/17	1,090	1,219

		6,389

Retail — 1.6%
AutoZone
4.000%, 11/15/20	1,100	1,023
Kohl’s
6.250%, 12/15/17	475	546
Kroger
6.150%, 01/15/20	1,050	1,184
McDonald’s (MTN)
5.000%, 02/01/19	10	11
Safeway
3.950%, 08/15/20	2,150	2,042

	Par (000)	Value (000)
Wal-Mart Stores
5.800%, 02/15/18	$10	$12
3.625%, 07/08/20#	1,035	1,005

		5,823

Sovereign Agency — 0.2%
Export Development Canada
2.250%, 05/28/15#	690	699

Technology — 2.0%
Amphenol
4.750%, 11/15/14	1,100	1,176
Hewlett-Packard
6.125%, 03/01/14	10	11
3.750%, 12/01/20	2,375	2,289
International Business Machines
7.625%, 10/15/18	1,100	1,390
KLA-Tencor
6.900%, 05/01/18	1,140	1,256
Xerox
6.400%, 03/15/16	690	782
5.625%, 12/15/19	430	462

		7,366

Telecommunications — 3.3%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,531
AT&T
5.800%, 02/15/19	1,930	2,156
Broadcom
2.375%, 11/01/15 144A	660	639
Corning
6.625%, 05/15/19	1,385	1,593
Deutsche Telekom International Finance BV
5.750%, 03/23/16	1,250	1,392
GTE
6.840%, 04/15/18	1,460	1,705
Telefonica Emisiones SAU
3.729%, 04/27/15	755	761
3.992%, 02/16/16	905	909
Verizon Communications
5.500%, 02/15/18	1,270	1,385

		12,071

Transportation — 1.1%
Burlington Northern Santa Fe
3.600%, 09/01/20	845	804
Norfolk Southern
7.700%, 05/15/17	1,000	1,225
Ryder System (MTN)
3.150%, 03/02/15	735	743
Union Pacific
5.750%, 11/15/17	1,078	1,218

		3,990

See Notes to Schedules of Investments	51

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 7.6%
Ally Financial (TLGP) (FDIC)
0.304%, 12/19/12 (A)	$2,170	$2,172
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	1,520	1,571
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	7,355	7,540
JPMorgan Chase (TLGP) (FDIC)
2.125%, 06/22/12	880	900
2.125%, 12/26/12	7,280	7,472
State Street (TLGP) (FDIC)
2.150%, 04/30/12	1,015	1,035
Wells Fargo (MTN) (TLGP) (FDIC)
0.522%, 06/15/12 (A)	7,610	7,637

		28,327

Utilities — 2.5%
Appalachian Power
4.950%, 02/01/15	985	1,052
Dominion Resources
6.400%, 06/15/18	1,000	1,149
Exelon Generation LLC
4.000%, 10/01/20	2,695	2,508
Metropolitan Edison
7.700%, 01/15/19	900	1,078
Midamerican Energy Holdings
5.750%, 04/01/18	1,335	1,503
Nisource Finance
6.400%, 03/15/18	875	982
Progress Energy
7.050%, 03/15/19	800	949

		9,221

Total Corporate Bonds (Cost $176,324)		182,352

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.6%
Federal National Mortgage Association — 7.6%
5.500%, 08/01/33	50	54
5.500%, 12/01/36	3,229	3,472
5.500%, 03/01/38	2,785	2,979
5.000%, 02/01/35	4,662	4,922
5.000%, 08/01/35	53	56
5.000%, 03/01/36	3,527	3,721
4.500%, 08/01/20	3,822	4,040
4.500%, 04/01/23	1,589	1,666
4.500%, 01/01/25	1,656	1,737
4.500%, 11/01/40	5,525	5,648

		28,295

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	25	27

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $27,071)		28,322

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Notes — 28.6%
4.875%, 07/31/11	$13,200	$13,460
4.250%, 08/15/13	34,505	37,341
3.000%, 09/30/16	705	729
2.625%, 08/15/20	725	681
2.375%, 08/31/14	6,300	6,503
2.250%, 01/31/15	7,265	7,438
1.375%, 04/15/12	6,085	6,156
1.375%, 01/15/13	9,220	9,347
1.250%, 10/31/15	25,255	24,422
1.125%, 12/15/11	40	40

		106,117

Total U.S. Treasury Obligations (Cost $105,817)		106,117

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market
Fund, Class I†	4,715,803	4,716

Total Affiliated Money Market Fund
(Cost $4,716)		4,716

Total Investments Before Short Term Investments Purchased with
Collateral from Securities Loaned – 99.6%
(Cost $360,081)		369,616
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
Affiliated Money Market Fund — 0.4%
PNC Government Money Market Fund†	1,315,875	1,316

TOTAL INVESTMENTS — 100.0%
(Cost $361,397)*		370,932
Other Assets & Liabilities – 0.0%		(30)
TOTAL NET ASSETS — 100.0%		$370,902

* Aggregate cost for Federal income tax purposes is (000) $361,822.
Gross unrealized appreciation (000)	$10,562
Gross unrealized depreciation (000)	(1,452)

Net unrealized appreciation (000)	$9,110

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 1,316 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $10,467 (000) and represents 2.8% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page 107.

52	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$4,716	$ –	$–	$ 4,716
Asset-Backed Securities	–	33,450	–	33,450
Collateralized Mortgage Obligations	–	11,276	–	11,276
Commercial Mortgage-Backed Securities	–	3,383	–	3,383
Corporate Bonds	–	182,352	–	182,352
Short Term Investments Purchased With Collateral From Securities Loaned	1,316	–	–	1,316
U.S. Government Agency Mortgage- Backed Obligations	–	28,322	–	28,322
U.S. Treasury Obligations	–	106,117	–	106,117

Total Assets – Investments in Securities	$6,032	$364,900	$–	$370,932

See Notes to Schedules of Investments	53

PNC Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 14.6%
Automotive — 9.1%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$2,170	$2,171
Capital Auto Receivables Asset Trust,
Series 2008-2, Cl A3A
4.680%, 10/15/12	640	649
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	2,230	2,243
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	2,450	2,450
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	4,060	4,056
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	1,830	1,830
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	3,970	4,003
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	3,840	3,861
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	1,187	1,216
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3
3.200%, 02/15/13	432	438
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	797	802
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	2,845	2,842
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,690	2,707
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	436	439

		29,707
Credit Cards — 4.2%
Capital One Multi-Asset Execution Trust,
Series 2009-A2, Cl A2
3.200%, 04/15/14	3,450	3,479
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	5,185	5,297
GE Capital Credit Card Master Note Trust,
Series 2009-3, Cl A
2.540%, 09/15/14	700	707
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	4,180	4,244

		13,727

	Par (000)	Value (000)
Equipment — 1.1%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	$3,385	$3,412
Mortgage Related — 0.0%
GE Capital Mortgage Services,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	41	40
Utilities — 0.2%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	364	365
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	407	415

		780
Total Asset Backed Securities (Cost $47,477)		47,666
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	1,660	1,708
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	567	581
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	2,752	2,866
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	1,094	1,129
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	1,696	1,743
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	1,275	1,343
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	254	258
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	4,000	4,168
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	3,150	3,302
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	688	691
Freddie Mac, Series 2952, Cl EC
5.500%, 11/15/28	1,139	1,152
Freddie Mac, Series 3057, Cl DG
4.500%, 07/15/23	1,438	1,495
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	1,791	1,889
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	4,464	4,663
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,656	1,744
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	205	216
Total Collateralized Mortgage Obligations (Cost $28,777)		28,948
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	2,100	2,186

54	See Notes to Schedules of Investments

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	$1,710	$1,745
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	862	870

Total Commercial Mortgage-Backed Securities (Cost $4,768)		4,801

CORPORATE BONDS — 31.1%
Automotive — 1.0%
PACCAR
6.875%, 02/15/14	1,440	1,650
Toyota Motor Credit (MTN)
1.375%, 08/12/13	1,560	1,565

		3,215

Cable — 1.2%
Comcast
5.300%, 01/15/14	1,475	1,609
NBC Universal
2.100%, 04/01/14 144A	1,500	1,482
Time Warner Cable
5.400%, 07/02/12	360	380
8.250%, 02/14/14	400	468

		3,939

Consumer Discretionary — 0.3%
Walt Disney
4.700%, 12/01/12	1,000	1,066

Energy — 0.7%
BP Capital Markets PLC
5.250%, 11/07/13	966	1,049
Devon Energy
5.625%, 01/15/14	275	306
Hess
7.000%, 02/15/14	500	570
Shell International Finance BV
1.875%, 03/25/13	450	459

		2,384

Financials — 15.3%
American Express
7.250%, 05/20/14	575	658
American Express Credit (MTN)
7.300%, 08/20/13	1,000	1,126
ANZ National International
2.375%, 12/21/12 144A	1,465	1,487
Bank of America (MTN)
4.900%, 05/01/13	2,405	2,547
Bank of Nova Scotia
2.250%, 01/22/13	1,535	1,572
Barclays Bank PLC
2.375%, 01/13/14	2,270	2,281
BNY Mellon
4.300%, 05/15/14	960	1,035
Capital One Bank USA NA
6.500%, 06/13/13	800	872

	Par (000)	Value (000)

Caterpillar Financial Services (MTN)
1.900%, 12/17/12	$550	$559
4.250%, 02/08/13	765	810
Citigroup
6.000%, 12/13/13	2,220	2,428
Credit Suisse (MTN)
5.000%, 05/15/13	3,000	3,215
Deutsche Bank AG
2.375%, 01/11/13	1,530	1,556
General Electric Capital
2.100%, 01/07/14	465	466
5.900%, 05/13/14	1,000	1,112
General Electric Capital (MTN)
1.875%, 09/16/13	2,480	2,489
Goldman Sachs Group
5.250%, 10/15/13	2,500	2,709
HSBC Bank USA NA
4.625%, 04/01/14	1,330	1,412
John Deere Capital (MTN)
5.250%, 10/01/12	1,370	1,464
JPMorgan Chase (MTN)
2.050%, 01/24/14	4,200	4,213
Merrill Lynch
5.450%, 02/05/13	755	804
Morgan Stanley
2.875%, 01/24/14	2,315	2,333
Nordea Bank AB
2.500%, 11/13/12 144A	700	714
2.125%, 01/14/14 144A	500	499
Rabobank Nederland
1.850%, 01/10/14	1,950	1,952
Societe Generale
2.500%, 01/15/14 144A	1,650	1,640
UBS AG
2.250%, 08/12/13	600	607
2.250%, 01/28/14	500	498
US Bancorp
2.000%, 06/14/13	1,315	1,338
Wachovia (MTN)
5.500%, 05/01/13	2,195	2,381
Wells Fargo
4.625%, 04/15/14	1,055	1,120
Westpac Banking
1.850%, 12/09/13	2,100	2,106

		50,003

Food, Beverage & Tobacco — 1.0%
Anheuser-Busch InBev Worldwide
2.500%, 03/26/13	900	919
General Mills
5.650%, 09/10/12	1,214	1,299
PepsiCo
4.650%, 02/15/13	950	1,016

		3,234

Healthcare — 0.4%
Novartis Capital
4.125%, 02/10/14	1,100	1,179

Insurance — 1.3%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	550	595

See Notes to Schedules of Investments	55

PNC Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
Berkshire Hathaway Finance
4.600%, 05/15/13	$640	$685
MetLife
2.375%, 02/06/14	1,915	1,940
Prudential Financial (MTN)
2.750%, 01/14/13	745	755
5.150%, 01/15/13	325	345

		4,320

Real Estate Investment Trusts — 0.1%
Liberty Property LP
7.250%, 03/15/11	402	403

Retail — 0.5%
Home Depot
5.200%, 03/01/11	500	500
Kroger
7.500%, 01/15/14	925	1,060

		1,560

Sovereign Agency — 0.7%
Eksportfinans ASA (MTN)
5.125%, 10/26/11	1,000	1,030
Province of Ontario
1.875%, 11/19/12	1,050	1,071

		2,101

Technology — 0.5%
HP Enterprise Services LLC
6.000%, 08/01/13	832	920
International Business Machines
2.100%, 05/06/13	770	788

		1,708

Telecommunications — 1.5%
AT&T
4.850%, 02/15/14	1,860	2,016
Telefonica Emisiones SAU
2.582%, 04/26/13	1,205	1,213
Verizon New England
6.500%, 09/15/11	665	686
Verizon Pennsylvania
5.650%, 11/15/11	1,070	1,107

		5,022

Transportation — 0.3%
Union Pacific
5.450%, 01/31/13	835	901

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 4.7%
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,965	3,064
General Electric Capital (MTN) (TLGP) (FDIC)
3.000%, 12/09/11	2,775	2,833
Goldman Sachs Group (TLGP) (FDIC)
1.625%, 07/15/11	645	648
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11	1,725	1,763
John Deere Capital (MTN) (TLGP) (FDIC)
2.875%, 06/19/12	1,150	1,186

	Par (000)	Value (000)
JPMorgan Chase (TLGP) (FDIC)
3.125%, 12/01/11	$1,125	$1,149
2.125%, 06/22/12	815	833
KeyBank (TLGP) (FDIC)
3.200%, 06/15/12	1,000	1,035
SunTrust Bank (MTN) (TLGP) (FDIC)
3.000%, 11/16/11	1,100	1,121
Wells Fargo (TLGP) (FDIC)
3.000%, 12/09/11	1,625	1,659

		15,291

Utilities — 1.6%
Carolina Power & Light
6.500%, 07/15/12	690	740
Consolidated Edison
5.550%, 04/01/14	490	539
FPL Group Capital
0.712%, 11/09/12 (A)	1,050	1,054
Midamerican Energy Holdings
3.150%, 07/15/12	640	656
5.000%, 02/15/14	902	968
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	170	174
Progress Energy
6.050%, 03/15/14	450	501
PSEG Power LLC
2.500%, 04/15/13	500	510

		5,142

Total Corporate Bonds
(Cost $99,532)		101,468

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 7.7%
Federal Home Loan Mortgage Corporation — 2.7%
6.000%, 05/01/21	978	1,066
5.500%, 03/01/22	968	1,044
5.500%, 04/01/22	1,326	1,430
5.053%, 03/01/36 (A)	1,169	1,241
4.500%, 02/01/19	859	909
4.500%, 05/01/19	2,881	3,047

		8,737

Federal National Mortgage Association — 5.0%
6.000%, 09/01/16	285	307
5.500%, 09/01/17	757	819
5.500%, 10/01/17	318	344
5.500%, 11/01/18	684	740
5.198%, 12/01/34 (A)	414	434
5.000%, 06/01/18	670	718
5.000%, 12/01/21	1,080	1,158
4.945%, 01/01/36 (A)	1,193	1,259
4.919%, 09/01/36 (A)	710	745
4.863%, 04/01/35 (A)	1,041	1,088
4.500%, 04/01/14	187	194
4.500%, 06/01/21	3,004	3,181
3.500%, 06/01/20	3,963	4,084
2.725%, 08/01/33 (A)	589	618
2.687%, 07/01/34 (A)	591	621

56	See Notes to Schedules of Investments

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
2.540%, 11/01/32 (A)	$ 79	$ 82

		16,392
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $24,309)		25,129

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corporation — 2.4%
4.875%, 11/15/13	2,500	2,748
2.125%, 09/21/12	5,070	5,189

		7,937

Federal National Mortgage Association — 1.6%
4.625%, 10/15/13	1,250	1,362
4.375%, 09/15/12	3,500	3,703

		5,065

Total U.S. Government Agency Obligations
(Cost $12,503)		13,002

U.S. TREASURY OBLIGATIONS — 28.8%
U.S. Treasury Notes — 28.8%
4.750%, 01/31/12	4,640	4,830
4.625%, 08/31/11	6,680	6,827
4.125%, 08/31/12	1,250	1,319
3.125%, 04/30/13	2,820	2,965
2.000%, 11/30/13	8,895	9,126
1.875%, 06/15/12	2,000	2,039
1.375%, 03/15/12	17,855	18,050
1.375%, 09/15/12	15,110	15,316
1.375%, 01/15/13	14,470	14,669
1.125%, 06/30/11	3,200	3,210
1.125%, 01/15/12	1,500	1,511
1.000%, 09/30/11	14,000	14,065

Total U.S. Treasury Obligations
(Cost $93,535)		93,927

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Class I†	10,034,320	10,034

Total Affiliated Money Market Fund
(Cost $10,034)		10,034

TOTAL INVESTMENTS — 99.6%
(Cost $320,935)*		324,975
Other Assets & Liabilities – 0.4%		1,230
TOTAL NET ASSETS — 100.0%		$326,205

* Aggregate cost for Federal income tax purposes is (000) $320,939.
Gross unrealized appreciation (000)	$4,312
Gross unrealized depreciation (000)	(276)

Net unrealized appreciation (000)	$4,036

† See Note 2 in Notes to Schedule of Investments.

(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $5,822 (000) and represents 1.8% of net assets as of February 28, 2011.

 Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	57

PNC Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

    Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$ 10,034	$ –	$–	$ 10,034
Asset-Backed Securities	–	47,666	–	47,666
Collateralized Mortgage Obligations	–	28,948	–	28,948
Commercial Mortgage-Backed Securities	–	4,801	–	4,801
Corporate Bonds	–	101,468	–	101,468
U.S. Government Agency Mortgage- Backed Obligations	–	25,129	–	25,129
U.S. Government Agency Obligations	–	13,002	–	13,002
U.S. Treasury Obligations	–	93,927	–	93,927

Total Assets – Investments in Securities	$10,034	$314,941	$–	$324,975

58	See Notes to Schedules of Investments

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 8.4%
Automotive — 3.9%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$75	$75
Carmax Auto Owner Trust,
Series 2009-1, Cl A3
4.120%, 03/15/13	383	389
Harley-Davidson Motorcycle Trust,
Series 2007-2, Cl A4
5.120%, 08/15/13	23	23
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A3
2.790%, 01/15/13	281	284
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	1,910	1,921
Hyundai Auto Receivables Trust,
Series 2009-A, Cl A3
2.030%, 08/15/13	215	217
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	1,055	1,054
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	1,890	1,887
Nissan Auto Receivables Owner Trust,
Series 2007-B, Cl A4
5.160%, 03/17/14	91	93
Nissan Auto Receivables Owner Trust,
Series 2009-A, Cl A3
3.200%, 02/15/13	565	572
USAA Auto Owner Trust,
Series 2008-3, Cl A3
4.280%, 10/15/12	78	78
USAA Auto Owner Trust,
Series 2009-1, Cl A3
3.020%, 06/17/13	239	242
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	1,200	1,208
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	105	105
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Cl A3
4.500%, 07/20/12	0	0
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	1,475	1,484
World Omni Auto Receivables Trust,
Series 2009-A, Cl A3
3.330%, 05/15/13	212	215

		9,847

Credit Cards — 2.3%
BA Credit Card Trust,
Series 2007-A8, Cl A8
5.590%, 11/17/14	40	43
Capital One Multi-Asset Execution Trust,
Series 2006-A6, Cl A6

	Par (000)	Value (000)

5.300%, 02/18/14	$170	$171
Citibank Credit Card Issuance Trust,
Series 2005-A4, Cl A4
4.400%, 06/20/14	25	26
Citibank Credit Card Issuance Trust,
Series 2009-A4, Cl A4
4.900%, 06/23/16	1,100	1,205
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	1,685	1,721
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	160	176
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	2,375	2,412

		5,754

Equipment — 0.1%
CNH Equipment Trust,
Series 2009-A, Cl A3
5.280%, 11/15/12	168	169

Utilities — 2.1%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,589
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	1,548	1,579
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	65	77

		5,245

Total Asset Backed Securities (Cost $20,192)		21,015

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,479
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	65	69
Freddie Mac, Series 2882, Cl BA
5.000%, 10/15/32	2,800	2,926
Freddie Mac, Series 3220, Cl PC
6.000%, 11/15/32	8	8
Ginnie Mae, Series 2009-111, Cl A
3.486%, 08/16/39	1,227	1,275
Ginnie Mae, Series 2009-27, Cl A
3.279%, 07/16/37	1,274	1,319

Total Collateralized Mortgage Obligations (Cost $9,195)		10,076

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	1,100	1,167

See Notes to Schedules of Investments	59

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	$2,000	$2,066
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD5, Cl A2
5.655%, 11/15/44	70	73
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,710	1,745
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	1,065	1,075
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,555	2,755
First Union National Bank Commercial
Mortgage, Series 2002-C1, Cl A2
6.141%, 02/12/34	9	9
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Cl A2
4.064%, 09/15/27 (A)	2	2
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Cl A2
5.532%, 03/15/32	1,142	1,144
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	50	51
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	452
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Cl A3
6.164%, 04/15/34	6	6
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Cl A2
4.043%, 11/15/34	4	4
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	30	32
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	45	48
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	1,760	1,820
Total Commercial Mortgage-Backed Securities (Cost $11,265)		12,449

CORPORATE BONDS — 41.9%
Airlines — 0.2%
Delta Air Lines
9.500%, 09/15/14 144A	534	582

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	600	602
Johnson Controls
5.700%, 03/01/41	425	434
Lear
7.875%, 03/15/18	325	358

	Par (000)	Value (000)

PACCAR
6.875%, 02/15/14	$35	$40

		1,434

Cable — 2.0%
Belo
8.000%, 11/15/16	525	571
Comcast
5.700%, 05/15/18	620	678
CSC Holdings LLC
8.500%, 06/15/15	200	219
DIRECTV Holdings LLC
4.600%, 02/15/21	800	783
DISH DBS
7.750%, 05/31/15	505	552
NBCUniversal Media LLC
5.150%, 04/30/20 144A	1,080	1,112
News America
6.650%, 11/15/37	25	27
News America Holdings
8.450%, 08/01/34	735	891
Time Warner
4.700%, 01/15/21	25	25

		4,858

Consumer Discretionary — 0.5%
Hasbro
6.300%, 09/15/17	670	734
Mohawk Industries
6.875%, 01/15/16	450	483

		1,217

Consumer Non-Cyclical — 0.4%
Hanesbrands
8.000%, 12/15/16	360	390
3.831%, 12/15/14 (A)	140	140
Johnson & Johnson
5.550%, 08/15/17	40	46
Live Nation Entertainment
8.125%, 05/15/18 144A	250	258
Quiksilver
6.875%, 04/15/15	200	198

		1,032

Consumer Services — 1.1%
Browning-Ferris Industries
9.250%, 05/01/21	750	939
Education Management LLC
8.750%, 06/01/14#	330	339
Iron Mountain
8.750%, 07/15/18	275	289
MGM Resorts International
11.125%, 11/15/17	200	230
Royal Caribbean Cruises
11.875%, 07/15/15	516	640
Universal City Development Partners
10.875%, 11/15/16	250	281

		2,718

Energy — 5.6%
Anadarko Petroleum
8.700%, 03/15/19	30	37

60	See Notes to Schedules of Investments

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
6.375%, 09/15/17	$900	$1,003
BP Capital Markets PLC
3.625%, 05/08/14	570	596
Chesapeake Energy
6.625%, 08/15/20	300	315
6.500%, 08/15/17	375	402
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	220
ConocoPhillips
5.750%, 02/01/19	690	782
Copano Energy LLC
7.750%, 06/01/18	795	827
Denbury Resources
8.250%, 02/15/20	299	333
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	590	651
Encore Acquisition
9.500%, 05/01/16	425	480
EQT
8.125%, 06/01/19	360	427
Hess
5.600%, 02/15/41	520	503
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	950	1,020
MarkWest Energy Partners LP
6.750%, 11/01/20	625	641
Nexen
5.875%, 03/10/35	1,185	1,078
Occidental Petroleum
4.100%, 02/01/21	25	25
ONEOK Partners LP
6.125%, 02/01/41	625	623
OPTI Canada
9.000%, 12/15/12# 144A	300	299
Petrobras International Finance
3.875%, 01/27/16	700	707
SeaRiver Maritime
0.000%, 09/01/12(B)	735	709
Shell International Finance BV
4.375%, 03/25/20	35	36
Suncor Energy
6.100%, 06/01/18	710	808
Sunoco
9.625%, 04/15/15	325	390
Tesoro
9.750%, 06/01/19	400	451
Weatherford International
5.125%, 09/15/20	595	607
XTO Energy
5.500%, 06/15/18	30	35

		14,005

Financials — 9.7%
American Express
7.000%, 03/19/18	840	986
Ameriprise Financial
7.300%, 06/28/19	585	700
Bank of America
6.500%, 08/01/16	525	589
5.750%, 12/01/17	555	593
5.625%, 07/01/20	35	36

	Par (000)	Value (000)

Bank of America (MTN)
5.650%, 05/01/18	$920	$972
Bank of Nova Scotia
4.375%, 01/13/21	745	742
Barclays Bank PLC
6.750%, 05/22/19	715	804
BB&T (MTN)
5.700%, 04/30/14	90	99
BNY Mellon (MTN)
3.100%, 01/15/15	425	437
2.500%, 01/15/16	55	55
Capital One Bank USA NA
8.800%, 07/15/19	350	442
6.500%, 06/13/13	130	142
Capital One Financial
7.375%, 05/23/14	500	576
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	35	39
Citigroup
6.010%, 01/15/15	1,175	1,290
5.125%, 05/05/14	455	489
Credit Suisse AG
5.400%, 01/14/20	230	233
First Niagara Financial Group
6.750%, 03/19/20	660	717
Ford Motor Credit LLC
7.000%, 04/15/15	700	763
General Electric Capital
5.300%, 02/11/21	275	282
4.625%, 01/07/21	280	278
2.100%, 01/07/14	1,250	1,254
General Electric Capital (MTN)
3.500%, 06/29/15	270	278
Goldman Sachs Group
6.150%, 04/01/18	1,410	1,545
5.950%, 01/18/18	75	81
3.700%, 08/01/15	35	36
HSBC Bank USA NA
4.875%, 08/24/20	575	563
4.625%, 04/01/14	610	648
International Lease Finance
6.500%, 09/01/14 144A	600	647
JPMorgan Chase
6.125%, 06/27/17	145	159
6.000%, 01/15/18	1,480	1,646
Merrill Lynch (MTN)
6.875%, 04/25/18	155	174
Morgan Stanley
4.750%, 04/01/14	900	941
4.000%, 07/24/15	250	256
Morgan Stanley (MTN)
5.450%, 01/09/17	650	685
Private Export Funding
2.250%, 12/15/17	45	43
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	700	674
Societe Generale
2.500%, 01/15/14 144A	1,000	994
US Bancorp
4.200%, 05/15/14	70	75
USB Capital XIII Trust
6.625%, 12/15/39	775	816

See Notes to Schedules of Investments	61

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Wachovia Bank NA
4.875%, 02/01/15	$50	$54
Wachovia Capital Trust III
5.800%, 03/15/42(A)	800	728
Wells Fargo
5.625%, 12/11/17	505	560
Westpac Banking
4.875%, 11/19/19	35	37

		24,158

Food, Beverage & Tobacco — 0.6%
Constellation Brands
8.375%, 12/15/14	500	563
General Mills
5.650%, 02/15/19	120	133
Kraft Foods
5.375%, 02/10/20	685	728
TreeHouse Foods
7.750%, 03/01/18	75	81

		1,505

Healthcare — 0.6%
HCA
8.500%, 04/15/19	300	336
Life Technologies
5.000%, 01/15/21	695	703
Merck
3.875%, 01/15/21	50	49
Mylan
7.875%, 07/15/20 144A	350	391

		1,479

Industrials — 2.4%
Avnet
5.875%, 06/15/20	295	302
CRH America
4.125%, 01/15/16	320	322
H&E Equipment Services
8.375%, 07/15/16	715	742
L-3 Communications
4.950%, 02/15/21	550	558
Lockheed Martin
4.250%, 11/15/19	810	817
Martin Marietta Materials
6.250%, 05/01/37	880	861
Masco
7.750%, 08/01/29	400	410
7.125%, 03/15/20	160	166
Pulte Homes
6.375%, 05/15/33	1,050	840
Spirit Aerosystems
7.500%, 10/01/17	350	372
USG
8.375%, 10/15/18 144A	275	289
Valmont Industries
6.625%, 04/20/20	315	330

		6,009

Insurance — 1.9%
AON
3.500%, 09/30/15	540	542

	Par (000)	Value (000)

Berkshire Hathaway Finance
4.250%, 01/15/21	$625	$624
Hartford Financial Services Group
6.300%, 03/15/18	370	399
MetLife
7.717%, 02/15/19	40	49
6.817%, 08/15/18	465	546
6.400%, 12/15/36	695	664
Principal Financial Group
8.875%, 05/15/19	310	394
Prudential Financial
5.375%, 06/21/20	300	317
Prudential Financial (MTN)
7.375%, 06/15/19	335	398
Reinsurance Group of America
6.450%, 11/15/19	700	756

		4,689

Materials — 2.8%
ArcelorMittal
7.000%, 10/15/39	890	931
6.750%, 03/01/41	275	273
Ball
7.125%, 09/01/16	225	246
5.750%, 05/15/21	475	465
Dow Chemical
8.550%, 05/15/19	860	1,090
EI du Pont de Nemours
3.625%, 01/15/21	980	932
Georgia-Pacific LLC
5.400%, 11/01/20 144A	925	919
MeadWestvaco
7.375%, 09/01/19	625	680
Owens-Illinois
7.800%, 05/15/18	500	545
Rock-Tenn
9.250%, 03/15/16	225	247
Vale Overseas
4.625%, 09/15/20	600	589

		6,917

Real Estate Investment Trusts — 1.5%
AMB Property LP
6.625%, 12/01/19	440	494
4.500%, 08/15/17	235	239
CommonWealth REIT
5.875%, 09/15/20	655	667
Digital Realty Trust LP
4.500%, 07/15/15	707	729
Host Hotels & Resorts LP
7.125%, 11/01/13	133	135
Realty Income
6.750%, 08/15/19	530	610
5.750%, 01/15/21	115	121
Simon Property Group LP
5.875%, 03/01/17	619	692

		3,687

Retail — 2.0%
Advance Auto Parts
5.750%, 05/01/20	545	574

62	See Notes to Schedules of Investments

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
AutoZone
4.000%, 11/15/20	$25	$23
Home Depot
5.875%, 12/16/36	425	431
Kohl’s
6.875%, 12/15/37	430	496
Kroger
6.400%, 08/15/17	1,065	1,222
Limited Brands
8.500%, 06/15/19	450	515
7.000%, 05/01/20	50	53
McDonald’s
3.500%, 07/15/20	25	24
Safeway
3.950%, 08/15/20	605	575
Target
3.875%, 07/15/20	40	39
Wal-Mart Stores
5.625%, 04/01/40	930	969
5.250%, 09/01/35	30	30

		4,951

Sovereign Agency — 0.0%
Province of Quebec Canada
3.500%, 07/29/20	35	34
Technology — 1.1%
BE Aerospace
8.500%, 07/01/18	240	265
6.875%, 10/01/20	250	261
Hewlett-Packard
3.750%, 12/01/20	35	34
International Business Machines
7.625%, 10/15/18	100	126
KLA-Tencor
6.900%, 05/01/18	515	567
Mantech International
7.250%, 04/15/18	250	261
Microsoft
4.200%, 06/01/19	45	47
Oracle
6.125%, 07/08/39	25	27
Seagate HDD Cayman
7.750%, 12/15/18 144A	400	410
Xerox
6.400%, 03/15/16	545	618

		2,616

Telecommunications — 1.8%
America Movil SAB de CV
5.000%, 03/30/20	630	650
AT&T
6.400%, 05/15/38	1,000	1,045
6.300%, 01/15/38	500	519
Bellsouth Capital Funding
7.875%, 02/15/30	15	18
GTE
6.940%, 04/15/28	1,185	1,330
Telefonica Emisiones SAU
3.992%, 02/16/16	510	512

	Par (000)	Value (000)

3.729%, 04/27/15	$470	$473

		4,547

Transportation — 0.8%
Burlington Northern Santa Fe
5.750%, 03/15/18	40	45
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/18	250	273
Norfolk Southern
7.700%, 05/15/17	440	539
7.250%, 02/15/31	10	12
PHI
8.625%, 10/15/18	400	419
Ryder System (MTN)
3.150%, 03/02/15	610	617

		1,905

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 3.1%
Ally Financial (TLGP) (FDIC)
0.304%, 12/19/12(A)	1,560	1,562
Bank of America (MTN) (TLGP) (FDIC)
3.125%, 06/15/12	2,550	2,635
Citibank NA (TLGP) (FDIC)
1.750%, 12/28/12	35	36
Goldman Sachs Group (TLGP) (FDIC)
3.250%, 06/15/12	65	67
JPMorgan Chase (TLGP) (FDIC)
3.125%, 12/01/11	50	51
Wells Fargo (MTN) (TLGP) (FDIC)
0.522%, 06/15/12(A)	3,450	3,462

		7,813

Utilities — 3.2%
Appalachian Power
4.950%, 02/01/15	730	780
Bruce Mansfield Unit
6.850%, 06/01/34	638	671
Calpine
7.500%, 02/15/21 144A	400	409
Dominion Resources
6.400%, 06/15/18	755	868
Duke Energy Indiana
6.450%, 04/01/39	35	40
Exelon Generation LLC
5.750%, 10/01/41	800	751
IPALCO Enterprises
8.625%, 11/14/11	200	208
7.250%, 04/01/16 144A	500	542
Midamerican Energy Holdings
6.125%, 04/01/36	560	593
Nisource Finance
6.400%, 03/15/18	440	494
Progress Energy
7.050%, 03/15/19	580	688
Puget Energy
6.500%, 12/15/20 144A	1,000	999
Puget Sound Energy
5.757%, 10/01/39	495	499

See Notes to Schedules of Investments	63

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Toledo Edison
7.250%, 05/01/20	$325	$383

		7,925

Total Corporate Bonds
(Cost $100,198)		104,081
LOAN AGREEMENT — 0.2%
HCA
0.000%, 11/16/12 (A)	601	597
Total Loan Agreement
(Cost $592)		597

MUNICIPAL BONDS — 0.5%
Ohio — 0.3%
Ohio State University (RB)
4.910%, 06/01/40	820	757
Texas — 0.2%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	535	529

Total Municipal Bonds
(Cost $1,366)		1,286
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corporation — 4.3%
8.000%, 10/01/29	3	4
8.000%, 09/01/30	1	1
8.000%, 12/01/30	1	1
7.500%, 07/01/26	3	4
7.500%, 09/01/30	2	2
7.000%, 11/01/28	2	2
6.000%, 12/01/35	1,643	1,806
6.000%, 07/01/37	990	1,077
5.500%, 10/01/18	934	1,013
5.500%, 04/01/33	37	40
5.500%, 04/01/36	19	20
5.500%, 12/01/36	364	390
5.500%, 09/01/37	328	351
5.336%, 12/01/36 (A)	16	17
5.053%, 03/01/36 (A)	1,356	1,440
5.000%, 11/01/18	960	1,028
5.000%, 01/01/19	862	924
5.000%, 08/01/20	7	7
5.000%, 10/01/34	1,145	1,207
5.000%, 04/01/36	34	36
5.000%, 08/01/36	31	33
5.000%, 04/01/38	18	18
4.947%, 01/01/36 (A)	17	18
4.500%, 11/01/18	1,073	1,130
4.500%, 07/01/40	193	196

		10,765

Federal National Mortgage Association — 20.2%
8.000%, 08/01/27	38	44
8.000%, 09/01/27	4	4
8.000%, 10/01/27	1	1
7.500%, 08/01/26	4	4

	Par (000)	Value (000)
7.500%, 10/01/27	$27	$32
7.500%, 04/01/30	2	2
7.500%, 01/01/31	5	6
7.500%, 04/01/31	4	4
7.500%, 08/01/31	13	15
7.000%, 09/01/14	2	2
7.000%, 05/01/22	2	3
7.000%, 04/01/27	7	8
7.000%, 10/01/27	1	1
7.000%, 11/01/27	14	16
7.000%, 03/01/29	40	46
7.000%, 07/01/31	6	7
7.000%, 08/01/32	3	4
7.000%, 01/01/33	1	1
7.000%, 10/01/33	1	2
6.000%, 08/01/23	606	662
6.000%, 07/01/32	6	6
6.000%, 09/01/32	4	5
6.000%, 11/01/32	6	7
6.000%, 10/01/33	12	13
6.000%, 12/01/36	2,005	2,188
6.000%, 07/01/37	36	40
6.000%, 02/01/38	133	145
5.500%, 09/01/17	1,426	1,543
5.500%, 01/01/19	11	11
5.500%, 11/01/32	4	4
5.500%, 05/01/33	9	9
5.500%, 06/01/33	13	14
5.500%, 07/01/33	9	9
5.500%, 11/01/33	12	13
5.500%, 12/01/33	31	34
5.500%, 01/01/34	962	1,037
5.500%, 04/01/34	1,405	1,515
5.500%, 03/01/35	12	13
5.500%, 10/01/35	10	11
5.500%, 03/01/36	23	26
5.500%, 12/01/36	910	978
5.500%, 04/01/37	2,424	2,596
5.500%, 06/01/37	731	784
5.500%, 07/01/37	125	133
5.500%, 02/01/38	7	8
5.500%, 03/01/38	209	224
5.500%, 07/01/38	2,444	2,615
5.500%, 08/01/38	2,327	2,489
5.500%, 06/01/39	2,390	2,560
5.000%, 12/01/18	24	26
5.000%, 02/01/19	35	38
5.000%, 06/01/20	1,551	1,659
5.000%, 07/01/33	146	152
5.000%, 10/01/33	30	32
5.000%, 11/01/33	34	36
5.000%, 05/01/34	7	7
5.000%, 06/01/34	30	31
5.000%, 11/01/34	3	3
5.000%, 11/01/35	2,142	2,260
5.000%, 12/01/35	30	32
5.000%, 01/01/36	1,021	1,077
5.000%, 03/01/36	1,086	1,145
5.000%, 05/01/36	2,023	2,135
5.000%, 12/01/36	293	309
5.000%, 08/01/37	53	56
5.000%, 02/01/38	2,071	2,185
5.000%, 04/01/38	112	117

64	See Notes to Schedules of Investments

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association —
5.000%, 03/01/40	$1,069	$1,123
5.000%, 08/01/40	2,390	2,505
4.500%, 08/01/20	1,143	1,208
4.500%, 10/01/20	17	18
4.500%, 03/01/21	35	37
4.500%, 04/01/23	1,121	1,176
4.500%, 07/01/24	1,037	1,087
4.500%, 11/01/33	14	14
4.500%, 05/01/34	23	24
4.500%, 09/01/35	2,731	2,804
4.500%, 02/01/39	1,049	1,070
4.500%, 03/01/39	3,570	3,643
4.500%, 06/01/39	1,711	1,753
4.000%, 02/01/41	2,494	2,462
2.627%, 08/01/35(A)	12	12

		50,130

Government National Mortgage Association — 2.3%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	6	7
9.000%, 11/15/19	5	6
9.000%, 05/15/21	1	1
9.000%, 06/15/21	40	47
9.000%, 08/15/21	9	10
9.000%, 09/15/21	19	21
8.500%, 08/15/27	16	19
8.000%, 09/15/27	7	9
7.500%, 10/15/29	25	29
7.500%, 01/15/32	17	20
7.000%, 02/15/12	1	1
7.000%, 02/15/17	57	62
7.000%, 05/20/24	3	4
7.000%, 10/15/25	4	5
7.000%, 01/15/27	6	7
7.000%, 09/15/27	4	5
7.000%, 10/15/27	47	55
7.000%, 12/15/27	2	2
7.000%, 04/15/28	1	1
7.000%, 04/15/29	4	4
6.500%, 02/15/26	5	5
6.500%, 03/15/26	2	3
6.500%, 04/15/32	3	4
6.500%, 06/15/32	3	3
6.000%, 02/15/32	7	8
6.000%, 11/15/32	4	5
6.000%, 08/15/33	1	1
5.000%, 09/15/39	2,987	3,198
4.500%, 08/15/39	2,111	2,184

		5,728

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $64,231)		66,623

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Bank — 0.1%
6.700%, 06/25/14	150	$175
4.500%, 11/15/12	125	133

		308

	Par (000)	Value (000)

Federal Home Loan Mortgage Corporation — 0.2%
4.875%, 11/15/13	$355	$390
4.375%, 07/17/15	30	33
2.125%, 09/21/12	50	51

		474

Federal National Mortgage Association — 0.3%
5.000%, 02/13/17	215	242
5.000%, 05/11/17	25	28
4.625%, 10/15/13	125	136
4.125%, 04/15/14	50	54
2.750%, 04/11/11	240	241

		701

Total U.S. Government Agency Obligations (Cost $1,490)		1,483

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bonds — 2.8%
4.500%, 02/15/36	6,740	6,829
3.875%, 05/15/18	180	192

		7,021

U.S. Treasury Notes — 6.4%
4.875%, 07/31/11	6,200	6,322
4.625%, 10/31/11	25	26
4.625%, 11/15/16	25	28
3.000%, 09/30/16	20	21
1.875%, 06/15/12	2,430	2,477
1.375%, 04/15/12	55	56
1.250%, 10/31/15	5,970	5,773
1.125%, 12/15/12	140	141
1.000%, 07/31/11	990	993

		15,837

Total U.S. Treasury Obligations (Cost $23,253)		22,858

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae	77,000	156
Freddie Mac	52,400	105

Total Preferred Stocks (Cost $3,083)		261

See Notes to Schedules of Investments	65

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market
Fund, Class I†	7,022,189	$7,022

Total Affiliated Money Market Fund (Cost $7,022)		7,022
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.6%
(Cost $241,887)		247,751
SHORT TERM INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Affiliated Money Market Fund — 0.3%
PNC Government Money Market Fund†	630,750	631
Total Short Term Investments Purchased With Collateral From Securities Loaned
(Cost $631)		631
TOTAL INVESTMENTS — 99.9%
(Cost $242,518)*		248,382
Other Assets & Liabilities – 0.1%		264
TOTAL NET ASSETS — 100.0%		$248,646

* Aggregate cost for Federal income tax purposes is (000) $242,585.
Gross unrealized appreciation (000)	$9,477
Gross unrealized depreciation (000)	(3,679)

Net unrealized appreciation (000)	$5,798

†	See Note 2 in Notes to Schedule of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is $ 631 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $8,525 (000) and represents 3.4% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page 107.

66	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$7,022	$ –	$–	$ 7,022
Asset-Backed Securities	–	21,015	–	21,015
Collateralized Mortgage Obligations	–	10,076	–	10,076
Commercial Mortgage-Backed Securities	–	12,449	–	12,449
Corporate Bonds	–	104,081	–	104,081
Loan Agreement	–	597	–	597
Municipal Bonds	–	1,286	–	1,286
Preferred Stocks	261	–	–	261
Short Term Investments Purchased With Collateral From Securities Loaned	631	–	–	631
U.S. Government Agency Mortgage- Backed Obligations	–	66,623	–	66,623
U.S. Government Agency Obligations	–	1,483	–	1,483
U.S. Treasury Obligations	–	22,858	–	22,858

Total Assets – Investments in Securities	$7,914	$240,468	$–	$248,382

See Notes to Schedules of Investments	67

PNC Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 20.5%
Automotive — 12.7%
BMW Vehicle Lease Trust,
Series 2009-1, Cl A3
2.910%, 08/15/11	$1,815	$1,827
Ford Credit Auto Owner Trust,
Series 2009-B, Cl A3
2.790%, 08/15/13	7,351	7,446
Ford Credit Auto Owner Trust,
Series 2011-A, Cl A2
0.620%, 07/15/13	4,300	4,302
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/12	4,715	4,763
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	4,958	4,987
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A2
0.570%, 03/15/13	3,620	3,622
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	2,660	2,660
Mercedes-Benz Auto Lease Trust,
Series 2011-1A, Cl A2
0.790%, 04/15/13 144A	6,500	6,500
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A2
0.700%, 08/15/12	3,398	3,400
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	7,360	7,401
USAA Auto Owner Trust,
Series 2008-3, Cl A4
4.710%, 02/18/14	8,430	8,700
Volkswagen Auto Lease Trust,
Series 2009-A, Cl A3
3.410%, 04/16/12	2,750	2,771
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A2
0.660%, 05/21/12	1,128	1,129
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	5,000	5,031
Wachovia Auto Owner Trust,
Series 2007-A, Cl A4
5.490%, 04/22/13	2,612	2,651
Wachovia Auto Owner Trust,
Series 2008-A, Cl A3A
4.810%, 09/20/12	655	659
World Omni Auto Receivables Trust,
Series 2010-A, Cl A2
0.700%, 05/15/11	940	940

		68,789

Credit Cards — 7.1%
American Express Credit Account Master Trust,
Series 2006-2, Cl A
5.350%, 01/15/14	3,375	3,425

	Par (000)	Value (000)
American Express Credit Account Master Trust,
Series 2007-5, Cl A
0.296%, 12/15/14 (A)	$2,500	$2,497
BA Credit Card Trust,
Series 2008-A5, Cl A5
1.466%, 12/16/13 (A)	1,425	1,431
BA Credit Card Trust,
Series 2008-A7, Cl A7
0.966%, 12/15/14 (A)	6,170	6,217
Capital One Multi-Asset Execution Trust,
Series 2006-A10, Cl A10
5.150%, 06/16/14	3,000	3,066
Chase Issuance Trust,
Series 2007-A16, Cl A16
0.602%, 06/16/14 (A)	7,300	7,314
Citibank Credit Card Issuance Trust,
Series 2004-A7, Cl A7
0.403%, 11/25/13 (A)	3,500	3,498
Citibank Credit Card Issuance Trust,
Series 2006-A4, Cl A4
5.450%, 05/10/13	2,900	2,931
Citibank Credit Card Issuance Trust,
Series 2009-A3, Cl A3
2.700%, 06/24/13	1,500	1,518
GE Capital Credit Card Master Note Trust,
Series 2009-2, Cl A
3.690%, 07/15/15	6,260	6,499

		38,396

Equipment — 0.4%
John Deere Owner Trust,
Series 2010-A, Cl A2
0.720%, 07/16/12	2,475	2,476

Utilities — 0.3%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Cl A4
6.190%, 03/01/13	1,416	1,417

Total Asset Backed Securities
(Cost $111,366)		111,078

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
Banc of America Mortgage Securities,
Series 2003-A, Cl 1A1
2.747%, 02/25/33 (A)	9	9
Fannie Mae, Series 2003-11, Cl DB
5.000%, 04/25/17	166	169
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	804	822
Fannie Mae, Series 2003-61, Cl HN
4.000%, 08/25/28	697	710
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	1,140	1,160
Fannie Mae, Series 2003-92, Cl PD
4.500%, 03/25/17	3,777	3,889
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	2,157	2,227
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	886	918

68	See Notes to Schedules of Investments

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Fannie Mae, Series 2004-55, Cl LA
4.500%, 06/25/21	$882	$896
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	776	810
Fannie Mae, Series 2005-21, Cl PB
5.000%, 06/25/28	420	426
Fannie Mae, Series 2005-46, Cl TW
5.000%, 09/25/18	4,180	4,268
Fannie Mae, Series 2006-25, Cl TA
6.000%, 11/25/29	73	73
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	1,359	1,389
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	2,195	2,265
Freddie Mac, Series 2654, Cl OE
5.000%, 09/15/28	6,751	6,857
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	484	492
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	6,476	6,678
Freddie Mac, Series 2695, Cl BO
4.500%, 08/15/28	3,403	3,481
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	3,407	3,491
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	313	317
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	1,983	2,032
Freddie Mac, Series 2786, Cl PC
4.500%, 10/15/16	248	249
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	1,597	1,665
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	184	186
Freddie Mac, Series 2836, Cl QD
5.000%, 09/15/27	332	336
Freddie Mac, Series 2869, Cl BD
5.000%, 10/15/26	280	280
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	1,282	1,330
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	4,910	5,054
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	2,252	2,352
Freddie Mac, Series 2890, Cl PB
5.000%, 11/15/27	712	720
Freddie Mac, Series 2939, Cl PB
5.000%, 04/15/28	1,060	1,069
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	714	728
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	34	34
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	1,797	1,836
Freddie Mac, Series 3178, Cl PA
5.500%, 10/15/27	364	367
Freddie Mac, Series R001, Cl AE
4.375%, 04/15/15	3,335	3,388

	Par (000)	Value (000)
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	$3,460	$3,489

Total Collateralized Mortgage Obligations
(Cost $67,140)		66,462

CORPORATE BONDS — 17.1%
Automotive — 0.2%
PACCAR
6.375%, 02/15/12	1,129	1,186

Financials — 10.8%
American Express Bank FSB
5.550%, 10/17/12	2,650	2,822
Bank of Nova Scotia (FRN)
0.633%, 02/15/13	4,235	4,235
Barclays Bank PLC
2.500%, 01/23/13	3,800	3,864
Bear Stearns LLC (MTN)
6.950%, 08/10/12	2,885	3,125
Citigroup
5.500%, 08/27/12	3,620	3,830
Countrywide Financial
5.800%, 06/07/12	4,868	5,133
Credit Suisse (MTN)
3.450%, 07/02/12	4,950	5,108
Deutsche Bank AG
2.375%, 01/11/13	2,550	2,593
General Electric Capital, Cl A (MTN)
5.450%, 01/15/13	5,995	6,430
Goldman Sachs Group
5.700%, 09/01/12	3,815	4,063
HSBC Finance
7.000%, 05/15/12	1,700	1,810
5.900%, 06/19/12	750	792
JPMorgan Chase
5.375%, 10/01/12	3,095	3,299
Morgan Stanley
6.600%, 04/01/12	2,750	2,916
5.300%, 03/01/13	860	917
Wells Fargo
4.375%, 01/31/13	4,850	5,135
Westpac Banking
2.250%, 11/19/12	2,375	2,423

		58,495
Food, Beverage & Tobacco — 0.4%
General Mills
5.650%, 09/10/12	1,900	2,033
Healthcare — 0.1%
Teva Pharmaceutical Finance III LLC
0.704%, 12/19/11(A)	500	502
Insurance — 0.9%
Metropolitan Life Global Funding I
2.500%, 01/11/13 144A	3,700	3,770
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	495	502
Prudential Financial (MTN)
5.150%, 01/15/13	885	940

		5,212

See Notes to Schedules of Investments	69

PNC Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 0.1%
Home Depot
5.200%, 03/01/11	$400	$400

Telecommunications — 1.4%
AT&T
5.875%, 08/15/12	665	713
Cellco Partnership/Verizon Wireless Capital
3.750%, 05/20/11	660	665
Deutsche Telekom International Finance BV
5.375%, 03/23/11	1,271	1,274
New Cingular Wireless Services
8.125%, 05/01/12	1,765	1,913
Verizon New England
6.500%, 09/15/11	2,825	2,914

		7,479

Transportation — 0.1%
Burlington Northern Santa Fe
6.750%, 07/15/11	340	348

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.2%
Citibank NA (TLGP) (FDIC)
1.625%, 03/30/11	6,000	6,007
General Electric Capital (MTN) (TLGP) (FDIC)
1.800%, 03/11/11	6,000	6,002

		12,009

Utilities — 0.9%
Carolina Power & Light
6.500%, 07/15/12	1,750	1,877
Midamerican Energy Holdings
3.150%, 07/15/12	1,865	1,912
Southern
0.703%, 10/21/11 (A)	1,000	1,002

		4,791
Total Corporate Bonds
(Cost $92,185)		92,455

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 0.1%
Federal National Mortgage Association — 0.1%
5.500%, 12/01/11	110	117
5.500%, 12/01/13	371	401

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $493)		518

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Federal Home Loan Bank — 4.9%
Federal Home Loan Bank
4.875%, 11/18/11	$4,700	$4,851
3.625%, 09/16/11	21,000	21,391

		26,242

Federal Home Loan Mortgage Corporation — 3.8%
Federal Home Loan Mortgage Corporation
3.875%, 06/29/11	7,000	7,085
1.750%, 06/15/12	13,500	13,721

		20,806

Federal National Mortgage Association — 5.5%
Federal National Mortgage Association
5.500%, 03/15/11	5,580	5,591
1.000%, 11/23/11	24,165	24,285

		29,876

Total U.S. Government Agency Obligations (Cost $76,848)		76,924

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Notes — 29.8%
1.375%, 03/15/12	43,480	43,955
1.125%, 12/15/11	40,460	40,740
1.000%, 08/31/11	12,600	12,651
1.000%, 09/30/11	37,125	37,297
0.625%, 07/31/12	26,900	26,982
Total U.S. Treasury Obligations (Cost $161,471)		161,625

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.9%
PNC Advantage Institutional Money Market Fund, Class I†	26,611,769	26,612

Total Affiliated Money Market Fund (Cost $26,612)		26,612
TOTAL INVESTMENTS — 98.9% (Cost $536,115)*		535,674
Other Assets & Liabilities – 1.1%		5,756
TOTAL NET ASSETS — 100.0%		$541,430

* Aggregate cost for Federal income tax purposes is (000) $536,115.

Gross unrealized appreciation (000)	$665
Gross unrealized depreciation (000)	(1,106)

Net unrealized depreciation (000)	$(441)

†	See Note 2 in Notes to Schedule of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $10,270 (000) and represents 1.9% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page 107

70	See Notes to Schedules of Investments

  Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$26,612	$ –	$–	$ 26,612
Asset-Backed Securities	–	111,078	–	111,078
Collateralized Mortgage Obligations	–	66,462	–	66,462
Corporate Bonds	–	92,455	–	92,455
Short Term Investments Purchased With Collateral From Securities Loaned	–	–	–	–
U.S. Government Agency Mortgage- Backed Obligations	–	518	–	518
U.S. Government Agency Obligations	–	76,924	–	76,924
U.S. Treasury Obligations	–	161,625	–	161,625

Total Assets – Investments in Securities	$26,612	$509,062	$–	$535,674

See Notes to Schedules of Investments	71

PNC Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.5%
Arizona — 1.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,067
5.000%, 07/01/17	1,000	1,057

		2,124

California — 9.6%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,354
California State Department of Water Resources Power Supply (RB)
5.000%, 05/01/20	1,405	1,547
California State Department of Water Resources Power Supply (RB) Series L
5.000%, 05/01/14	1,000	1,103
5.000%, 05/01/15	2,200	2,456
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	1,000	1,059
Golden State Tobacco Securitization, Prerefunded
06/01/13 @100 (RB)
Series 2003-A-1
6.750%, 06/01/13	2,000	2,254
Los Angeles Unified School District (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,117
5.000%, 07/01/25	2,025	2,054

		13,944

Colorado — 1.2%
Colorado Water Resources & Power Development Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,783

Delaware — 0.9%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,285

Florida — 11.5%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	823
5.000%, 06/01/16	6,500	6,830
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,060
Florida State Department of Transportation (RB) Series A
5.000%, 07/01/20	4,715	5,228
University of North Florida Financing, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,846

		16,787

Georgia — 2.2%
Atlanta Water & Wastewater Authority (RB) Series A (NATL-RE FGIC)
5.500%, 11/01/13	1,200	1,314
Georgia Municipal Electric Authority (RB) Series X (NATL-RE-IBC)
6.500%, 01/01/12	445	465

	Par (000)	Value (000)

Gwinnett County School District (GO)
5.000%, 02/01/22	$1,250	$1,455

		3,234

Illinois — 1.4%
Illinois State Sales Tax (RB)
5.000%, 06/15/17	1,000	1,090
5.000%, 06/15/25	900	902

		1,992

Indiana — 0.7%
Ball State University (RB) Series P (DD)
5.000%, 07/01/26	1,000	1,016

Massachusetts — 7.8%
Massachusetts Bay Transportation Authority (RB) Series A
5.000%, 07/01/25	1,000	1,108
Massachusetts Bay Transportation Authority, Senior Sales Tax (RB) Series B
5.250%, 07/01/23	1,000	1,156
Massachusetts Special Obligation (RB) Series A (NATL-RE FGIC)
5.500%, 06/01/15	4,000	4,595
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,296
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,732
Massachusetts, Consolidated Loan, (GO) Series C
5.000%, 12/01/15	1,375	1,566

		11,453

Michigan — 6.2%
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/14	4,310	4,813
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,037
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,118
Warren Consolidated School District (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	2,048

		9,016

Missouri — 1.8%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A
5.000%, 12/01/16	2,290	2,578

Nevada — 7.3%
Clark County School District (GO) Series B (AMBAC)
5.000%, 06/15/14	1,125	1,233

72	See Notes to Schedules of Investments

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — continued
Clark County School District (GO) Series C
5.000%, 06/15/17	$3,000	$3,330
Clark County, Park & Regional Justice Center (GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,130
Nevada (GO) Series D
5.000%, 06/01/18	4,400	4,890

		10,583

New Mexico — 2.4%
New Mexico Finance Authority (RB)
5.000%, 06/15/21	1,160	1,339
New Mexico Finance Authority (RB) Series A
5.000%, 06/15/13	2,000	2,183

		3,522

New York — 4.0%
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,393
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	716
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,690	1,695

		5,804

North Carolina — 3.6%
North Carolina Eastern Municipal Power Agency (RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,078
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,070
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,152

		5,300

Ohio — 2.4%
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,356
Ohio State Water Development Authority, Fresh Water Project (RB)
5.500%, 06/01/21	1,000	1,201

		3,557

Pennsylvania — 12.8%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	200	221
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,178
Central Bucks School District (GO) (NATL-RE FGIC)
5.000%, 05/15/22	1,750	1,990

	Par (000)	Value (000)

Mount Lebanon School District (GO) Series A
5.000%, 02/15/24	$1,800	$1,934
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB) Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,478
Philadelphia Hospitals & Higher Education Facilities Authority, Jefferson Health System (RB) Series B
5.000%, 05/15/17	2,740	3,019
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	1,760	1,871
Philadelphia School District (GO) Series B
5.000%, 06/01/17	1,015	1,099
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,080
Souderton Area School District (GO)
5.000%, 11/01/24	1,000	1,069
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	2,708

		18,647

Texas — 12.4%
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/16	2,500	2,886
Beaumont (GO)
5.000%, 03/01/20	2,040	2,328
Harris County (GO) Series B
5.000%, 10/01/21	1,000	1,161
Harris County Cultural Education Facilities Finance, The Methodist Hospital System (RB)
5.000%, 06/01/14	750	828
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,309
Texas State, Water Financial Assistance (GO) Series B
5.000%, 08/01/14	1,865	2,088
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,137
University of Texas, Financing System (RB) Series A
5.000%, 08/15/23	4,775	5,290

		18,027

Washington — 5.5%
Seattle (GO) Series B
5.000%, 08/01/14	3,265	3,658
Washington Public Power Supply System, Nuclear Project (RB) Series B (NATL-RE-IBC)
7.125%, 07/01/16	1,900	2,355
Washington State (GO) Series R-A (AMBAC)
5.000%, 01/01/14	1,850	2,044

		8,057

Puerto Rico — 1.3%
Puerto Rico (GO) Series A
5.500%, 07/01/18	570	600

See Notes to Schedules of Investments	73

PNC Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	$1,250	$ 1,350

		1,950

Total Municipal Bonds
(Cost $139,529)		140,659

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.1%
PNC Tax Exempt Money Market Fund,
Class I†##	6,079,912	6,080

Total Affiliated Money Market Fund
(Cost $6,080)		6,080
TOTAL INVESTMENTS — 100.6%
(Cost $145,609)*		146,739
Other Assets & Liabilities – (0.6)%		(943)
TOTAL NET ASSETS — 100.0%		$145,796

* Aggregate cost for Federal income tax purposes is (000) $145,609.
Gross unrealized appreciation (000)	$2,115
Gross unrealized depreciation (000)	(985)

Net unrealized appreciation (000)	$1,130

†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$6,080	$ –	$–	$ 6,080
Municipal Bonds	–	140,659	–	140,659

Total Assets – Investments in Securities	$6,080	$140,659	$–	$146,739

74	See Notes to Schedules of Investments

PNC Maryland Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.8%
District of Columbia — 1.5%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,079

Maryland — 88.7%
Annapolis City (GO)
5.000%, 11/01/16	440	441
Anne Arundel County (GO)
5.000%, 04/01/15	1,800	2,040
5.000%, 03/01/16	750	807
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,081
Baltimore City (GO) Series A (AMBAC)
5.000%, 10/15/19	715	780
Baltimore City, Wastewater Projects (RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,123
Baltimore City, Wastewater Projects, Prerefunded 07/01/15 @ 100 (RB) Series B (NATL-RE)
5.000%, 07/01/15	1,500	1,715
Baltimore City, Water Projects, Prerefunded 07/01/15 @ 100 (RB) Series A (NATL-RE)
5.000%, 07/01/15	1,000	1,143
Baltimore County, Catholic Health Initiatives Project (RB) Series A
5.000%, 09/01/21	500	529
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,162
Frederick City (GO) Series A
5.000%, 03/01/23	500	550
5.000%, 03/01/26	1,055	1,128
Frederick County (GO)
5.000%, 08/01/16	2,000	2,272
5.000%, 08/01/17	1,730	1,947
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,074
Harford County (GO)
5.000%, 07/15/20	600	655
5.000%, 07/15/22	1,290	1,387
Howard County (GO) Series B
5.000%, 02/15/14	1,000	1,114
Maryland Department of Housing and Community Development Administration (RB)
Series B (NATL-RE)
5.150%, 06/01/22	230	230
5.125%, 06/01/17	210	210
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,780
5.000%, 09/01/22	2,000	2,219
Maryland Economic Development Corporation, Department of Transportation Headquarters Facility, Prerefunded 06/01/12 @ 101 (RB)
5.000%, 06/01/12	450	477

	Par (000)	Value (000)

Maryland Economic Development Corporation, University of Maryland, College Park Project (RB) (AMBAC)
5.375%, 07/01/14	$490	$498
Maryland Health & Higher Educational Facilities Authority, Board of Child Care (RB)
5.375%, 07/01/32	500	500
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	879
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (NATL-RE)
5.300%, 10/01/18	460	511
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB)
5.375%, 07/01/25	500	511
Maryland Health & Higher Educational Facilities Authority, LifeBridge Health (RB)
5.000%, 07/01/19	1,000	1,082
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,644
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System (RB) Series A (NATL-RE)
5.000%, 07/01/21	725	743
Maryland Industrial Development Financing Authority, American Center for Physics Headquaters Facility (RB)
5.250%, 12/15/14	500	514
Maryland State (GO) Second Series
5.000%, 08/01/18	1,450	1,653
Maryland State, Prerefunded 08/01/13 @ 100 (GO) Second Series
5.000%, 08/01/13	1,000	1,101
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,630
Maryland Transportation Authority, Transportation Facilities Projects (RB)
5.000%, 07/01/19	1,500	1,696
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,286
Montgomery County Economic Development, Trinity Health Credit Group (RB)
5.500%, 12/01/16	930	949
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,139
Montgomery County Revenue Authority, Olney Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	75	75
Montgomery County, Consolidated Public Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,763
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,013
5.000%, 07/15/23	1,550	1,707

See Notes to Schedules of Investments	75

PNC Maryland Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	$500	$528
5.000%, 06/30/19	710	747
Prince George’s County, Woodview Village Phase II Subdistrict, Prerefunded 07/01/12 @ 102 (RB)
7.000%, 07/01/12	1,144	1,263
Prince George’s County, Prerefunded 10/01/13 @ 100 (GO) Series A
5.000%, 10/01/13	1,685	1,867
St Mary’s County, St. Mary’s Hospital Project (GO)
5.000%, 10/01/20	1,000	1,049
Talbot County (GO)
5.000%, 05/01/14	1,250	1,396
University System of Maryland (RB) Series A (VRDN)
1.500%, 07/01/23	1,500	1,505
University System of Maryland Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	570	595
5.000%, 04/01/18	1,200	1,396
University System of Maryland Auxiliary Facility & Tuition, Prerefunded 04/01/12 @ 100 (RB) Series A
5.000%, 04/01/12	730	766
Washington Suburban Sanitary District (GO)
5.000%, 06/01/20	1,000	1,143
Washington Suburban Sanitary District, Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/15	680	750

		63,763

Puerto Rico — 8.6%
Puerto Rico (GO) Series A (NATL-RE-IBC)
5.250%, 07/01/21	1,000	1,009
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	490
Puerto Rico Electric Power Authority (RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,024
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,500	1,465
Puerto Rico Public Buildings Authority, Prerefunded 07/01/14 @ 100 (RB) Series I
5.500%, 07/01/14	1,000	1,136
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,080

		6,204

Total Municipal Bonds
(Cost $69,395)		71,046

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.4%
T. Rowe Price Maryland Tax-Free Money Fund	264,913	$265

Total Money Market Fund
(Cost $265)		265

TOTAL INVESTMENTS — 99.2%
(Cost $69,660)*		71,311

Other Assets & Liabilities – 0.8%		585

TOTAL NET ASSETS — 100.0%		$71,896

*	Aggregate cost for Federal income tax purposes is (000) $69,654.

Gross unrealized appreciation (000)	$2,213
Gross unrealized depreciation (000)	(556)

Net unrealized appreciation (000)	$1,657

   Please see Investment Abbreviations and Definitions on Page 107.

76	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Money Market Fund	$265	$ –	$–	$ 265
Municipal Bonds	–	71,046	–	71,046

Total Assets – Investments in Securities	$265	$71,046	$–	$71,311

See Notes to Schedules of Investments	77

PNC Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.7%
Michigan — 87.2%
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	$1,600	$1,601
East Lansing School District (GO) Series B (NATL-RE Q-SBLF)
5.000%, 05/01/20	1,000	1,059
Forest Hills Public Schools (GO) (AGM)
5.000%, 05/01/17	1,000	1,129
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	1,535	1,714
Ingham County Building Authority (RB) (NATL-RE)
5.000%, 07/01/16	1,010	1,114
Kent County (GO)
5.000%, 01/01/18	750	843
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	713
5.000%, 10/01/22	685	745
Lansing Building Authority (RB) (AMBAC)
5.000%, 06/01/19	1,130	1,233
Michigan Municipal Bond Authority, Clean Water Revolving-Pooled Fund (RB)
5.000%, 10/01/20	545	619
5.000%, 10/01/22	1,000	1,106
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	1,000	972
Michigan State Hospital Finance Authority (RB) (ETM) Series P (NATL-RE)
5.375%, 08/15/14	130	139
Michigan State Trunk Line (RB) (AGM)
5.250%, 11/01/16	1,170	1,331
Michigan State Trunk Line (RB) Series A (NATL-RE-IBC)
5.250%, 11/01/15	1,000	1,131
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,122
5.250%, 11/01/23	1,000	1,068
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,121
Thornapple Kellogg School District (GO)
(NATL-RE Q-SBLF)
5.000%, 05/01/18	1,045	1,157
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	1,000	1,101
West Branch Rose City Area School District (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	32

		21,050

	Par (000)	Value (000)
Puerto Rico — 8.5%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	$1,000	$977
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/13	1,000	1,080

		2,057

Total Municipal Bonds
(Cost $22,488)		23,107

	Number of Shares
MONEY MARKET FUND — 3.3%
JPMorgan Michigan Municipal Money Market
Fund	811,584	812

Total Money Market Fund
(Cost $812)		812
TOTAL INVESTMENTS — 99.0%
(Cost $23,300)*		23,919

Other Assets & Liabilities – 1.0%		230
TOTAL NET ASSETS — 100.0%		$24,149

* Aggregate cost for Federal income tax purposes is (000) $23,262.
Gross unrealized appreciation (000)	$890
Gross unrealized depreciation (000)	(233)

Net unrealized appreciation (000)	$657

Please see Investment Abbreviations and Definitions on Page 107.

78	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Money Market Fund	$812	$ –	$–	$ 812
Municipal Bonds	–	23,107	–	23,107

Total Assets – Investments in Securities	$812	$23,107	$–	$23,919

See Notes to Schedules of Investments	79

PNC Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.5%
Ohio — 91.4%
Akron (GO) (ETM) 6.000%, 12/01/12	$500	$530
Akron Economic Development (RB) (NATL-RE) 6.000%, 12/01/12	645	668
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B 5.000%, 09/01/21	2,680	2,829
American Municipal Power, Hydroelectric Projects (RB) Series C 5.000%, 02/15/22	2,000	2,066
Butler County Hospital Facilities, UC Health Project (RB) 5.500%, 11/01/22	2,500	2,356
Canton City School District (GO) Series 2005 (NATL-RE) 5.000%, 12/01/14	1,185	1,298
Centerville Capital Facilities (GO) (NATL-RE) 5.650%, 12/01/18	45	45
Clermont County Water Works, Sewer District Project (RB) (AMBAC) 5.250%, 08/01/15	2,830	3,004
Cleveland Waterworks (RB) Series H (NATL-RE) 5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (NATL-RE) 5.000%, 01/01/18	1,990	2,189
Columbus (GO) Series C 5.000%, 07/15/14	1,270	1,422
Cuyahoga County (GO) Series A 5.000%, 12/01/20	3,205	3,642
Cuyahoga County (GO) 5.650%, 05/15/18	600	696
Cuyahoga County (RB) Series A 5.500%, 01/01/14	1,700	1,852
Dublin City School District (GO) 5.000%, 12/01/24	1,000	1,107
Dublin City School District (GO) (NATL-RE) 5.000%, 12/01/18	1,000	1,112
Erie County Garbage & Refuse Landfill Improvement (GO) (AGM) 5.500%, 12/01/20	1,305	1,396
Franklin County (GO)
5.000%, 12/01/15	1,875	2,148
5.000%, 12/01/16	950	1,081
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,670
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,223
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,128
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,469
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,080
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	510	568
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,348

	Par (000)	Value (000)

5.000%, 09/01/15	$1,695	$1,878
Ohio Housing Finance Agency (RB) Series A (AGM)
5.000%, 04/01/16	1,590	1,762
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,063
Ohio State Higher Educational Facility Commission, Case Western Reserve University
Project (RB)
6.250%, 10/01/17	2,000	2,371
Ohio State Higher Educational Facility Commission, Case Western Reserve University
Project (RB) Series C
5.000%, 12/01/17	595	663
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	2,250	2,441
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,178
Ohio State Hospital Facility, Cleveland Clinic Health System Obligated Group (RB) Series B
5.000%, 01/01/17	500	555
5.000%, 01/01/23	2,000	2,067
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,123
5.000%, 02/15/19	1,000	1,125
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/17	2,100	2,400
5.500%, 02/15/18	1,000	1,154
Ohio State University (RB) Series A
5.000%, 12/01/15	1,025	1,164
5.000%, 12/01/17	1,000	1,144
Ohio State University (RB) Series D
5.000%, 12/01/25	2,020	2,169
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,144
5.000%, 12/01/20	2,015	2,307
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,203
Ohio State Water Development Authority, Walter Pollution Control (RB) Series A
5.000%, 12/01/17	1,675	1,934
5.000%, 06/01/20	3,055	3,499
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	592
Ohio State, Revitalization Project (RB) Series A (AMBAC)
5.000%, 10/01/13	1,070	1,135
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	36
Sharonville (GO) (NATL-RE FGIC)
5.250%, 06/01/13	1,000	1,084

80	See Notes to Schedules of Investments

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/15	$550	$610
5.750%, 12/01/16	400	449
Teays Valley Local School District (GO) (NATL-RE)
5.000%, 12/01/19	1,070	1,144
Upper Arlington City School District (GO) (AGM)
5.000%, 12/01/15	2,000	2,241
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	460
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,490
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	796
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/13	135	150
5.750%, 12/01/14	690	783
5.750%, 12/01/15	740	852
5.750%, 12/01/16	800	936
5.750%, 12/01/17	400	471

		90,535

Puerto Rico — 5.1%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	2,500	2,443
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/14	1,295	1,416
Puerto Rico (GO) Series A (AGM)
5.500%, 07/01/17	100	109
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	860
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	168

		4,996

Total Municipal Bonds (Cost $92,141)		95,531

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 2.8%
PNC Ohio Municipal Money Market Fund, Class I†	2,817,498	$2,817

Total Affiliated Money Market Fund (Cost $2,817)		2,817
TOTAL INVESTMENTS — 99.3% (Cost $94,958)*		98,348
Other Assets & Liabilities – 0.7%		666
TOTAL NET ASSETS — 100.0%		$99,014

*	Aggregate cost for Federal income tax purposes is (000) $94,958.

Gross unrealized appreciation (000)	$4,020
Gross unrealized depreciation (000)	(630)

Net unrealized appreciation (000)	$3,390

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	81

PNC Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$2,817	$ –	$–	$ 2,817

Municipal Bonds	–	95,531	–	95,531

Total Assets – Investments in Securities	$2,817	$95,531	$–	$98,348

82	See Notes to Schedules of Investments

PNC Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Pennsylvania — 90.3%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$975	$1,077
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,422
Bucks County (GO)
5.125%, 05/01/22	1,255	1,410
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,057
Commonwealth of Pennsylvania (GO) (NATL-RE)
5.375%, 07/01/19	1,000	1,187
Commonwealth of Pennsylvania (GO) Second Series
5.000%, 01/01/15	1,000	1,122
East Stroudsburg Area School District (GO) Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	579
Franklin County Industrial Development Authority, Chamberburg Hospital Project (RB)
5.000%, 07/01/14	1,000	1,075
Gettysburg Municipal Authority, Gettysburg College (RB) (ETM) (NATL-RE)
5.375%, 08/15/13	1,000	1,110
Hempfield Township Municipal Authority, Westmoreland County (RB) (AGM)
5.000%, 09/01/16	1,550	1,714
Montgomery County Higher Education & Health
Authority, Abington Memorial Hospital (RB)
Series A
5.000%, 06/01/13	1,030	1,093
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,001
Mount Lebanon School District (GO) Series A
5.000%, 02/15/20	1,000	1,129
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,135
Parkland School District (GO) (NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,123
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University (RB)
5.000%, 03/01/24	1,065	1,110
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB)
5.250%, 08/15/25	1,250	1,261
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,200
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	1,000	1,118

	Par (000)	Value (000)
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/13	$1,350	$1,435
5.000%, 09/01/19	285	303
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,099
Pittsburgh School District (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,109
Union County Higher Educational Facilities Financing Authority, Bucknell University (RB)
5.000%, 04/01/14	500	552
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,151

		27,572

Puerto Rico — 8.2%
Puerto Rico Electric Power Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,097
Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,412

		2,509
Total Municipal Bonds
(Cost $29,519)		30,081

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.4%
PNC Pennsylvania Tax-Exempt Money Market
Fund, Class I†	1,330,705	1,331

Total Affiliated Money Market Fund
(Cost $1,331)		1,331
TOTAL INVESTMENTS — 102.9%
(Cost $30,850)*		31,412
Other Assets & Liabilities – (2.9)%		(891)
TOTAL NET ASSETS — 100.0%		$30,521

*	Aggregate cost for Federal income tax purposes is (000) $30,851.

Gross unrealized appreciation (000)	$760
Gross unrealized depreciation (000)	(199)

Net unrealized appreciation (000)	$561

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	83

PNC Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$1,331	$ –	$–	$ 1,331

Municipal Bonds	–	30,081	–	30,081

Total Assets – Investments in Securities	$1,331	$30,081	$–	$31,412

84	See Notes to Schedules of Investments

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.5%
Alaska — 1.1%
North Slope Borough (GO) Series A
5.000%, 06/30/13	$1,250	$1,352

Arizona — 4.7%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,826
Arizona School Facilities Board (RB) Series A (AMBAC)
5.250%, 07/01/13	1,000	1,063
Arizona State (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,112
Arizona State Transportation Board (RB)
5.250%, 07/01/13	1,000	1,014

		6,015

California — 5.2%
California Department of Water Resources (RB) Series L
5.000%, 05/01/12	2,550	2,681
California Statewide Communities Development Authority (RB)
5.000%, 06/15/13	1,000	1,059
Los Angeles Unified School District (GO) Series A (NATL-RE)
5.250%, 07/01/12	2,745	2,908

		6,648

Delaware — 1.0%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,268

District of Columbia — 2.4%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,075	1,156
District of Columbia, Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,892

		3,048

Florida — 2.4%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,976
5.000%, 06/01/14	1,000	1,053

		3,029

Georgia — 0.9%
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Project (RB)
5.000%, 11/15/14	1,000	1,101

Illinois — 3.1%
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,104
Illinois State (RB)
5.375%, 06/15/13	1,000	1,011
5.000%, 06/15/13	1,750	1,855

		3,970

	Par (000)	Value (000)

Indiana — 1.9%
Indiana Finance Authority (RB) Series A
5.250%, 02/01/17	$2,100	$2,422

Iowa — 1.9%
Iowa Finance Authority, Genesis Health System (RB)
5.000%, 07/01/13	2,250	2,419

Kansas — 0.8%
Olathe Health Facilities, Olathe Medical Center (RB) Series A (VRDN)
4.125%, 09/01/37	1,000	1,016

Maryland — 4.2%
Frederick County, Urbana Community Development Authority (STRB) Series A
3.000%, 07/01/12	750	766
3.000%, 07/01/13	580	593
Maryland State (GO) Second Series
5.000%, 08/01/15	1,395	1,596
University System of Maryland Auxiliary Facility & Tuition Project (RB) Series A
5.000%, 04/01/13	980	1,022
University System of Maryland Auxiliary Facility & Tuition, Prerefunded 04/01/12 @ 100 (RB) Series A
5.000%, 04/01/12	1,270	1,333

		5,310

Massachusetts — 4.2%
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-6
5.000%, 07/01/17	1,500	1,678
Massachusetts Health & Educational Facilities Authority, Simmons College, Prerefunded
10/01/13 @ 100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,433
Massachusetts, Consolidated Loan, (GO) Series C
5.000%, 12/01/15	2,000	2,278

		5,389

Michigan — 5.6%
Detroit City School District, School Building and Site Improvement (GO) Series A (FGIC Q-SBLF)
5.000%, 05/01/11	1,000	1,005
Michigan Municipal Bond Authority, Clean Water Project (RB)
5.000%, 10/01/17	1,025	1,166
Michigan Municipal Bond Authority, Drinking Water Project (RB)
5.375%, 10/01/19	830	876
Michigan State (GO)
5.500%, 12/01/15	1,000	1,137
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,118

See Notes to Schedules of Investments	85

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Woodhaven-Brownstown School District, Prerefunded 05/01/12 @ 100 (GO) (NATL-RE Q-SBLF)
5.375%, 05/01/12	$1,710	$1,808

		7,110

Minnesota — 1.6%
Minnesota Public Facilities Authority, Water Pollution Control, Prerefunded 03/01/12 @ 100 (RB) Series A
5.000%, 03/01/12	2,000	2,092

Missouri — 2.5%
Missouri Highways & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,262
Missouri Highways & Transportation Commission, Prerefunded 02/01/12 @ 100 (RB) Series A
5.000%, 02/01/12	1,800	1,876

		3,138

Nevada — 5.1%
Clark County Highway Improvement (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,969
Clark County School District (GO) Series A
5.000%, 06/15/14	1,650	1,805
Henderson Healthcare Facility, Catholic Healthcare West (RB) Series B
5.000%, 07/01/13	1,500	1,589
5.000%, 07/01/15	500	532
Nevada State (GO) Series G
5.000%, 08/01/16	500	560

		6,455

New Mexico — 1.5%
New Mexico State (RB) Series D
5.000%, 07/01/15	1,725	1,947

New York — 6.0%
Erie County Public Improvement (GO) Series A (NATL-RE)
5.000%, 12/01/14	1,000	1,087
Monroe County (GO)
5.000%, 06/01/14	2,500	2,721
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/13	1,000	1,102
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,403
Tobacco Settlement Financing (RB) Series A-1
5.500%, 06/01/16	1,300	1,304

		7,617

	Par (000)	Value (000)

North Carolina — 7.5%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	$1,500	$1,699
Forsyth County (GO) Series B
5.000%, 04/01/16	1,350	1,552
5.000%, 04/01/19	1,000	1,172
North Carolina Medical Care Commission, CaroMont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,070
North Carolina State (GO)
5.000%, 05/01/14	1,000	1,084
North Carolina State (GO) Series B
5.000%, 04/01/13	1,500	1,631
University of North Carolina at Chapel Hill (RB) Series B
5.000%, 12/01/11	1,250	1,294

		9,502

Ohio — 2.6%
Lorain County, Catholic Healthcare Partners (RB) Series A
5.625%, 10/01/15	1,000	1,033
Ohio State Water Development Authority, Fresh Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,207
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 12/01/13	1,000	1,104

		3,344

Pennsylvania — 8.6%
Commonwealth of Pennsylvania (GO) Series 4
5.000%, 07/01/14	1,800	2,014
Commonwealth of Pennsylvania (GO) Series A
5.000%, 07/15/18	1,695	1,964
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,081
Philadelphia Parking Authority (RB)
5.000%, 09/01/12	1,000	1,044
Philadelphia Water & Wastewater Authority (RB) (AMBAC)
5.250%, 12/15/11	2,200	2,274
Philadelphia Water & Wastewater Authority (RB) Series A (AMBAC)
5.000%, 08/01/13	670	720
Pittsburgh School District (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,826

		10,923

South Carolina — 1.2%
South Carolina Public Service Authority (RB) Series A (AGM)
5.000%, 01/01/13	1,460	1,572

86	See Notes to Schedules of Investments

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Dakota — 0.9%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,098

Tennessee — 2.7%
Memphis Electric System (RB)
5.000%, 12/01/14	3,000	3,375

Texas — 9.6%
Dallas Independent School District (RB) (PSF-GTD)
5.000%, 02/15/18	2,500	2,902
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,908
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,000	1,122
Houston Health Facilities Development, Buckingham Senior Living Community, Inc. Project, Prerefunded
02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,177
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/17	500	580
Texas State (GO) Series B
5.000%, 04/01/17	3,025	3,497
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,085

		12,271

Virginia — 3.0%
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/13	2,000	2,188
Tobacco Settlement Financing, Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,649

		3,837

Washington — 2.7%
Washington State (GO) Series R-2011A
5.000%, 01/01/15	1,000	1,122
5.000%, 01/01/18	2,000	2,304

		3,426

Puerto Rico — 2.6%
Puerto Rico Electric Power Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,098
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,195
Puerto Rico Highway & Transportation Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,080

		3,373

Total Municipal Bonds (Cost $122,941)		124,067

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.3%
PNC Tax Exempt Money Market Fund,
Class I†##	1,683,145	$1,683

Total Affiliated Money Market Fund (Cost $1,683)		1,683

TOTAL INVESTMENTS — 98.8% (Cost $124,624)*		125,750

Other Assets & Liabilities – 1.2%		1,585

TOTAL NET ASSETS — 100.0%		$127,335

* Aggregate cost for Federal income tax purposes is (000) $124,603.
Gross unrealized appreciation (000)	$1,837
Gross unrealized depreciation (000)	(690)

Net unrealized appreciation (000)	$1,147

†	See Note 2 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	87

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market	$1,683	$ –	$–	$ 1,683
Municipal Bonds	–	124,067	–	124,067

Total Assets – Investments in Securities	$1,683	$124,067	$–	$125,750

88	See Notes to Schedules of Investments

PNC Government Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.2%
Federal Farm Credit Bank — 4.7%
Federal Farm Credit Bank (FRN)
0.750%, 05/12/11	$12,000	$12,010
0.353%, 05/18/11	3,250	3,250
0.400%, 06/01/11	7,000	7,000
0.313%, 06/08/11	10,480	10,482
0.312%, 06/22/11	2,000	2,000
0.247%, 08/23/11	10,000	10,000
0.306%, 09/15/11	10,000	10,002

		54,744

Federal Home Loan Bank — 17.9%
Federal Home Loan Bank
2.625%, 03/11/11	14,000	14,009
0.210%, 03/14/11	10,000	10,000
0.160%, 03/18/11	14,300	14,299
0.350%, 04/01/11	7,000	7,000
0.190%, 04/29/11	16,402	16,397
0.800%, 05/06/11	5,000	5,006
0.300%, 11/23/11	10,000	9,995
1.125%, 12/09/11	8,865	8,924
Federal Home Loan Bank (DN)
0.168%, 03/07/11	15,000	15,000
0.170%, 03/23/11	10,000	9,999
0.230%, 03/30/11	15,000	14,997
0.230%, 10/28/11	10,900	10,883
Federal Home Loan Bank (FRN)
0.180%, 05/26/11	10,000	10,000
0.250%, 06/07/11	10,000	10,000
0.270%, 07/07/11	7,000	7,000
0.280%, 10/20/11	11,000	11,000
0.290%, 12/16/11	20,000	20,000
0.250%, 01/24/12	14,000	14,001

		208,510

Federal Home Loan Mortgage Corporation — 20.6%
Federal Home Loan Mortgage Corporation
0.100%, 03/07/11	3,443	3,443
0.170%, 04/05/11	18,000	17,997
1.625%, 04/26/11	10,873	10,897
0.200%, 05/31/11	15,000	14,992
1.125%, 06/01/11	3,200	3,208
0.205%, 06/06/11	15,000	14,992
Federal Home Loan Mortgage Corporation (DN)
0.170%, 03/07/11	8,600	8,600
0.160%, 03/14/11	10,000	9,999
0.230%, 03/28/11	5,000	4,999
0.200%, 04/18/11	7,000	6,998
0.230%, 04/21/11	10,000	9,997
0.140%, 05/16/11	15,000	14,994
0.170%, 07/25/11	20,000	19,986
0.260%, 10/18/11	10,000	9,983
0.230%, 12/01/11	15,000	14,974
Federal Home Loan Mortgage Corporation (FRN)
0.184%, 01/11/12	16,000	15,993
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.372%, 03/09/11	10,000	10,000
0.363%, 04/01/11	8,000	8,002
0.232%, 09/26/11	34,810	34,809
0.290%, 11/07/11	3,850	3,852

		238,715

	Par (000)	Value (000)

Federal National Mortgage Association — 18.0%
Federal National Mortgage Association
0.160%, 03/14/11	$15,000	$14,999
0.160%, 03/15/11	10,000	9,999
0.165%, 03/30/11	10,000	9,999
0.210%, 07/05/11	9,200	9,193
Federal National Mortgage Association (DN)
0.210%, 03/01/11	15,000	15,000
0.165%, 03/02/11	8,830	8,830
0.220%, 03/16/11	10,000	9,999
0.160%, 03/23/11	5,000	5,000
0.240%, 03/28/11	12,000	11,998
0.230%, 04/11/11	8,757	8,755
0.240%, 04/18/11	4,000	3,999
0.200%, 04/20/11	17,400	17,395
0.200%, 04/26/11	16,701	16,696
0.180%, 04/27/11	10,000	9,997
0.245%, 09/12/11	25,000	24,967
0.260%, 09/26/11	14,000	13,979
Federal National Mortgage Association (FRN)
0.174%, 08/11/11	17,783	17,779

		208,584

Total U.S. Government Agency Obligations
(Cost $710,553)		710,553

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill† — 0.8%
0.280%, 12/15/11	10,000	9,977
U.S. Treasury Note — 0.9%
1.125%, 12/15/11	10,000	10,067

Total U.S. Treasury Obligations
(Cost $20,044)		20,044
	Number of Shares
MONEY MARKET FUND — 4.4%
AIM Government & Agency Portfolio	51,232,598	51,233

Total Money Market Fund
(Cost $51,233)		51,233

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Government Money
Market Fund††	15,002,006	15,002

Total Affiliated Money Market Fund
(Cost $15,002)		15,002

See Notes to Schedules of Investments	89

PNC Government Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — 31.1%
Bank of America Securities LLC

0.190% (dated 02/28/11, due 03/01/11, repurchase price $40,000,211, collateralized by
Federal National Mortgage Association Bond,
5.000%, due 08/01/38, total market value
$40,800,000)	$40,000	$40,000

Deutsche Bank Securities

0.180% (dated 02/28/11, due 03/01/11, repurchase price $40,000,200, collateralized by
Federal Home Loan Bank Discount Note,
0.000%, due 03/01/11, total market value
$40,800,000)	40,000	40,000

Deutsche Bank Securities

0.180% (dated 02/28/11, due 03/01/11, repurchase price $41,000,205, collateralized by
Government National Mortgage Association
Bonds, 4.000% to 4.500%, due 06/15/39 to
01/15/41, total market value $41,820,001)	41,000	41,000

Goldman Sachs

0.200% (dated 02/28/11, due 03/01/11, repurchase price $54,000,300, collateralized by
Federal Home Loan Mortgage Corporation
Bond and Federal National Mortgage
Association Bonds, 4.500% to 5.000%, due
12/01/19 to 07/01/40, total market value
$55,080,000)	54,000	54,000

Goldman Sachs (TLGP)

0.210% (dated 02/28/11, due 03/01/11, repurchase price $54,000,315, collateralized by
Regions Bank, Bank of America, American
Express Bank & State Street (FDIC), 0.683% to 3.250%, due 12/02/11 to 06/22/12, total market value $55,080,001)	54,000	54,000

Greenwich Capital (TLGP)

0.200% (dated 02/28/11, due 03/01/11, repurchase price $80,000,444, collateralized by
JPMorgan Chase, Keybank NA (FDIC), Bank of America (FDIC), Wells Fargo, PNC
Funding, GE Capital (FDIC), Citigroup
(FDIC) (TLGP), Morgan Stanley (FDIC)
(TLGP), Citibank NA, GMAC, Sovereign
Bancorp, American Express Bank(FDIC),
Citigroup Funding, State Street Bank & Trust,
Goldman Sachs Group, State Street, John Deere
(FDIC), 0.262% to 3.250%, due 03/11/11 to
12/28/12, total market value $81,601,854)	80,000	80,000

	Par (000)	Value (000)

JPMorgan Securities

0.190% (dated 02/28/11, due 03/01/11, repurchase price $26,000,137, collateralized by
Federal Home Loan Mortgage Corporation
Adjustable Rate Mortgage Notes and Federal
National Mortgage Association Variable Rate
Note, 2.983% to 6.085%, due 06/01/36 to
03/01/41, total market value $26,520,496)	$26,000	$26,000

UBS Securities LLC

0.200% (dated 02/28/11, due 03/01/11, repurchase price $26,000,144, collateralized by
Federal National Mortgage Association Bond,
Federal Home Loan Mortgage Corporation
Adjustable Rate Mortgage Notes and Federal
National Mortgage Association Variable Rate
Note, 4.000% to 5.858%, due 01/01/26 to
04/01/38, total market value $26,520,000)	26,000	26,000
Total Repurchase Agreements
(Cost $361,000)		361,000
TOTAL INVESTMENTS — 99.7%
(Cost $1,157,832)*		1,157,832
Other Assets & Liabilities – 0.3%		3,796
TOTAL NET ASSETS — 100.0%		$1,161,628

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedule of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

90	See Notes to Schedules of Investments

Valuation Hierarchy:

A summary of inputs used to value the fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$51,233	$ –	$–	$ 51,233
Money Market Fund	15,002	–	–	15,002
Repurchase Agreements	–	361,000	–	361,000
U.S. Government Agency Obligations	–	710,553	–	710,553
U.S. Treasury Obligations	–	20,044	–	20,044

Total Assets – Investments in Securities	$66,235	$1,091,597	$–	$1,157,832

See Notes to Schedules of Investments	91

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.5%
Automotive — 1.5%
Honda Auto Receivables Owner Trust, Series
2011-1, Cl A1
0.325%, 03/15/12	$19,000	$19,000
Mercedes-Benz Auto Lease Trust, Series
2011-1A, Cl A1
0.308%, 03/15/12 144A	9,000	9,000

		28,000
Total Asset Backed Securities (Cost $28,000)		28,000

BANK NOTE — 2.0%
Banks — 2.0%
Goldman Sachs Promissory Note
0.300%, 05/05/11(A)	38,000	38,000

Total Bank Note (Cost $38,000)		38,000

CERTIFICATES OF DEPOSIT — 4.4%
Yankee — 4.4%
Bank of Nova Scotia NY
0.270%, 03/07/11	10,000	10,000
Credit Suisse NY
0.250%, 04/21/11	15,000	14,995
Deutsche Bank NY
0.300%, 04/13/11	11,500	11,500
Nordea Bank Finland NY
0.280%, 04/14/11	10,000	10,000
Svenska Handelsbanken NY
0.280%, 03/10/11	10,000	10,000
0.285%, 04/13/11	15,000	15,000
0.280%, 04/25/11	6,000	6,000
0.280%, 04/26/11	7,500	7,500
		84,995
Total Certificates of Deposit (Cost $84,995)		84,995

ASSET BACKED COMMERCIAL PAPER† — 15.1%
Financial Services — 15.1%
Alpine Securitization
0.250%, 03/03/11	15,000	15,000
0.240%, 03/21/11	17,000	16,998
0.250%, 04/04/11	7,000	6,998
Barton Capital
0.230%, 03/03/11	19,000	19,000
Fairway Finance LLC
0.230%, 03/16/11	10,000	9,999
0.240%, 03/16/11	20,000	19,998
0.230%, 03/23/11	9,000	8,999
FCAR Owner Trust
0.240%, 03/15/11	16,730	16,728
Jupiter Securitization LLC
0.240%, 03/09/11	20,000	19,999
0.240%, 03/24/11	6,000	5,999
Liberty Street Funding LLC
0.230%, 03/18/11	20,000	19,998
0.230%, 03/25/11	18,000	17,997
Old Line Funding LLC
0.250%, 03/03/11	2,930	2,930

	Par (000)	Value (000)
Sheffield Receivables
0.240%, 03/02/11	$10,000	$10,000
0.230%, 03/09/11	10,000	10,000
0.240%, 04/19/11	18,000	17,994
Starbird Funding
0.200%, 03/01/11	10,000	10,000
0.240%, 03/07/11	9,000	9,000
Straight-A Funding LLC
0.230%, 03/14/11	16,009	16,008
Variable Funding Capital LLC
0.250%, 03/09/11	10,000	9,999
0.230%, 03/21/11	28,021	28,017

		291,661
Total Asset Backed Commercial Paper (Cost $291,661)		291,661

COMMERCIAL PAPER† — 30.2%
Banks — 19.7%
Bank of America NA
0.260%, 03/24/11	5,944	5,943
0.260%, 03/25/11	5,582	5,581
Barclays US Funding
0.300%, 03/01/11	12,000	12,000
0.361%, 05/10/11	6,750	6,745
BNP Paribas Finance
0.310%, 03/14/11	18,000	17,998
0.310%, 03/21/11	12,000	11,998
Canadian Imperial Bank
0.250%, 03/10/11	10,000	9,999
Commonwealth Bank Australia
0.290%, 03/15/11	8,010	8,009
0.270%, 05/02/11	15,000	14,993
0.300%, 08/19/11	15,000	15,000
Deutsche Bank Financial LLC
0.270%, 03/11/11	10,000	9,999
0.270%, 04/04/11	6,000	5,999
0.280%, 05/04/11	11,000	10,995
DnB NOR ASA
0.580%, 03/21/11	10,000	10,002
0.240%, 04/29/11	12,000	11,995
HSBC USA
0.240%, 04/11/11	10,000	9,997
0.250%, 05/02/11	9,000	8,996
0.240%, 05/25/11	19,000	18,989
JPMorgan Chase
0.230%, 03/21/11	20,000	19,998
0.250%, 04/06/11	11,625	11,622
National Australia Funding Delaware
0.245%, 04/01/11	10,000	9,998
Nordea North America
0.290%, 03/17/11	10,000	9,999
Rabobank USA Financial
0.280%, 03/11/11	12,000	$11,999
0.270%, 03/11/11	8,000	7,999
0.290%, 05/05/11	11,500	11,494
0.290%, 06/03/11	8,000	7,994
Societe Generale North America
0.250%, 03/28/11	38,000	37,993
Toronto Dominion Bank
0.300%, 03/08/11	20,000	20,000
Toronto Dominion Holdings USA
0.240%, 04/18/11	15,000	14,995

92	See Notes to Schedules of Investments

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
UBS Finance
0.200%, 03/17/11	$12,000	$11,999
Westpac Banking
0.320%, 05/10/11	10,000	9,994

		381,322

Financial Services — 4.0%
American Honda Finance
0.240%, 03/02/11	9,000	9,000
0.240%, 03/17/11	10,000	9,999
PACCAR Financial
0.260%, 03/07/11	16,000	16,000
0.230%, 05/24/11	5,040	5,037
Toyota Motor Credit
0.260%, 04/13/11	20,000	19,994
0.200%, 04/28/11	9,000	8,997
0.270%, 05/10/11	9,000	8,995

		78,022

Food, Beverage & Tobacco — 0.2%
Coca-Cola
0.240%, 05/31/11	4,000	3,997

Healthcare — 2.4%
Abbott Laboratories
0.180%, 04/26/11	8,500	8,497
Catholic Health Initiatives
0.300%, 03/04/11	9,250	9,250
0.300%, 03/04/11	2,000	2,000
0.280%, 04/04/11	8,000	8,000
0.320%, 06/01/11	20,000	20,000

		47,747

Insurance — 0.9%
New York Life Capital
0.200%, 03/01/11	3,000	3,000
0.220%, 04/19/11	14,000	13,996
		16,996
Sovereign Agency — 2.2%
European Investment Bank
0.300%, 03/25/11	19,000	18,998
0.300%, 03/25/11	8,000	7,998
Kreditanstalt Fur Wiederaufbau
0.200%, 04/25/11	16,000	15,995

		42,991

Utility — 0.8%
General Electric Capital Services
0.250%, 04/12/11	15,000	14,996
Total Commercial Paper (Cost $586,071)		586,071

CORPORATE BONDS — 2.6%
Banks — 1.8%
Wells Fargo (FRN) (MTN)
0.961%, 08/29/11	17,000	17,057
Westpac Banking (FRN)
0.303%, 03/02/11 144A	10,000	10,000
0.324%, 07/29/11 144A	9,000	9,001

		36,058

	Par (000)	Value (000)

Financial Services — 0.8%
General Electric Capital (FRN) (MTN)
0.383%, 08/15/11	$15,000	$15,005
Total Corporate Bonds (Cost $51,063)		51,063

FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement (FRN)
0.343%, 06/02/11 (A)	22,000	22,000
Total Funding Agreement (Cost $22,000)		22,000

MUNICIPAL SECURITIES — 0.6%
Ohio — 0.6%
Columbus Sewer (GO) Series 1 (VRDN)
0.230%, 12/01/26	11,310	11,310

MUNICIPAL SECURITIES — 11.5%
Connecticut — 1.7%
Connecticut State Health & Educational Facilities
Authority, Yale University (RB) Series U
(VRDN)
0.180%, 07/01/33	32,540	32,540

Massachusetts — 0.4%
Massachusetts Health & Educational Facilities
Authority, Harvard University (RB) Series Y
(VRDN)
0.170%, 07/01/35	9,030	9,030

Mississippi — 1.0%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series C
(VRDN)
0.170%, 12/01/30	9,180	9,180
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB) Series E
(VRDN)
0.170%, 12/01/30	9,600	9,600

		18,780

North Carolina — 1.8%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.210%, 12/01/25	18,585	18,585
University of North Carolina at Chapel Hill
(TECP)
0.270%, 05/04/11	15,650	15,650

		34,235

Ohio — 1.9%
Ohio State (GO) Series B (VRDN)
0.220%, 03/15/25	5,690	5,690
Ohio State Common Schools (GO) Series A
(VRDN)
0.220%, 03/15/25	4,745	4,745
Ohio State University (RB) Series B (VRDN)
0.220%, 12/01/28	19,380	19,380
0.220%, 06/01/35	8,000	8,000

		37,815

See Notes to Schedules of Investments	93

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Rhode Island — 1.8%
Rhode Island Health and Educational Building,
Brown University (RB) Series B (VRDN)
0.230%, 09/01/43	$14,860	$14,860
0.220%, 09/01/32	20,000	20,000

		34,860

Texas — 2.1%
Red River Education Finance, Texas Christian
University Project (RB) (VRDN)
0.240%, 03/15/35	16,000	16,000
0.230%, 03/01/30	9,600	9,600
University of Texas (RB) Series B (VRDN)
0.180%, 08/01/39	15,000	15,000

		40,600

Virginia — 0.4%
University of Virginia (TECP)
0.250%, 03/03/11	8,000	8,000

Wyoming — 0.4%
Uinta County, Chevron USA Project (RB)
(VRDN)
0.170%, 08/15/20	7,500	7,500

Total Municipal Securities
(Cost $223,360)		223,360

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Farm Credit Bank — 1.6%
Federal Farm Credit Bank (FRN)
0.750%, 05/12/11	3,000	3,003
0.353%, 05/18/11	9,000	9,002
0.400%, 06/01/11	8,750	8,750
0.247%, 08/23/11	10,000	9,999

		30,754

Federal Home Loan Bank — 2.8%
Federal Home Loan Bank
0.350%, 04/01/11	10,000	10,000
Federal Home Loan Bank (FRN)
0.280%, 10/20/11	20,000	20,000
0.290%, 12/16/11	25,000	25,000

		55,000

Federal Home Loan Mortgage Corporation — 2.0%
Federal Home Loan Mortgage Corporation
5.125%, 04/18/11	10,000	10,065
Federal Home Loan Mortgage Corporation (DN)
0.270%, 06/21/11	20,000	19,983
0.235%, 08/29/11	8,000	7,991

		38,039

Federal National Mortgage Association — 3.5%
Federal National Mortgage Association (DN)
0.450%, 04/01/11	48,000	47,981
1.000%, 07/01/11	20,000	19,981

		67,962

Total U.S. Government Agency Obligations
(Cost $191,755)		191,755

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bill† — 3.1%
0.280%, 12/15/11	$60,000	$59,867
U.S. Treasury Notes — 2.3%
1.125%, 12/15/11	15,000	15,101
1.000%, 12/31/11	15,000	15,088
0.750%, 11/30/11	15,000	15,054

Total U.S. Treasury Obligations
(Cost $105,110)		105,110

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.9%
PNC Advantage Institutional Money Market Fund, Class I††	56,973,277	56,973

Total Affiliated Money Market Fund
(Cost $56,973)		56,973

	Par (000)
REPURCHASE AGREEMENTS — 12.2%

Bank of America Securities LLC 0.190% (dated 02/28/11, due 03/01/11, repurchase price $26,000,137, collateralized by Federal National Mortgage Association Bond, 4.500%, due 01/01/41, total market value $26,520,001)	$26,000	26,000

Deutsche Bank Securities 0.180% (dated 02/28/11, due 03/01/11, repurchase price $10,000,050, collateralized by Federal Home Loan Mortgage Corporation Note, 1.000%, due 12/09/13, total market value $10,200,841)	10,000	10,000

Deutsche Bank Securities 0.180% (dated 02/28/11, due 03/01/11, repurchase price $26,000,130, collateralized by Government National Mortgage Association Bond, 4.500%, due 06/15/39, total market value $26,520,001)	26,000	26,000

Goldman Sachs 0.200% (dated 02/28/11, due 03/01/11, repurchase price $35,000,194, collateralized by Federal National Mortgage Association Bonds, 4.000% to 5.000%, due 11/01/25 to 01/01/41, total market value $35,700,001)	35,000	35,000

Goldman Sachs (TLGP) 0.210% (dated 02/28/11, due 03/01/11, repurchase price $35,000,204, collateralized by Citigroup Funding (FDIC) & JPMorgan Chase (FDIC), 0.583% to 2.200%, due 03/30/12 to 06/15/12, total market value $35,700,001)	35,000	35,000

94	See Notes to Schedules of Investments

	Par (000)	Value (000)

Greenwich Capital (TLGP)
0.200% (dated 02/28/11, due 03/01/11, repurchase price $53,000,294, collateralized by Citigroup Funding & Citibank NA (FDIC), 1.875%, due 05/07/12 to 11/15/12, total market value $54,063,056)	$53,000	$53,000
JPMorgan Securities
0.190% (dated 02/28/11, due 03/01/11, repurchase price $18,000,095, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Note, 3.687%, due 09/01/40, total market value $18,363,512)	18,000	18,000
UBS Securities LLC
0.200% (dated 02/28/11, due 03/01/11, repurchase price $33,000,183, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes and Federal National Mortgage Association Variable Rate Note, 4.935% to 6.225%, due 09/01/11 to 03/01/38, total market value $33,660,001)	33,000	33,000

Total Repurchase Agreements
(Cost $236,000)		236,000
TOTAL INVESTMENTS — 99.4%

(Cost $1,926,298)*		1,926,298

Other Assets & Liabilities – 0.6%		11,749

TOTAL NET ASSETS — 100.0%		$1,938,047

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedule of Investments.
(A)	Illiquid Security. Total market value of illiquid securities is $50,000 (000) and represents 2.6% of net assets as of February 28, 2011.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $28,001 (000) and represents 1.4% of net assets as of February 28, 2011.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	95

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$56,973	$ –	$–	$ 56,973
Asset Backed Commercial Paper	–	291,661	–	291,661
Asset Backed Securities	–	28,000	–	28,000
Bank Note	–	38,000	–	38,000
Certificates of Deposit	–	84,995	–	84,995
Commerical Paper	–	586,071	–	586,071
Corporate Bonds	–	51,063	–	51,063
Funding Agreements	–	22,000	–	22,000
Municipal Securities	–	234,670	–	234,670
Repurchase Agreements	–	236,000	–	236,000
U.S. Government Agency Obligations	–	191,755	–	191,755
U.S. Treasury Obligations	–	105,110	–	105,110

Total Assets – Investments in Securities	$56,973	$1,869,325	$–	$1,926,298

96	See Notes to Schedules of Investments

PNC Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.0%
Ohio — 100.0%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A
(LOC - Bank of America) (VRDN)
0.230%, 10/01/31	$10,000	$10,000
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B (LOC -
JPMorgan Chase) (VRDN)
0.190%, 10/01/31	11,000	11,000
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Bank of Nova Scotia) (VRDN)
0.190%, 06/01/34	20,000	20,000
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Wachovia Bank) (VRDN)
0.190%, 10/01/31	6,000	6,000
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series E
(LOC - Wachovia Bank) (VRDN)
0.250%, 10/01/31	8,000	8,000
Canal Winchester Village (BAN) (GO)
1.625%, 05/12/11	2,000	2,002
Cleveland Airport Systems (RB) Series D
(LOC - U.S. Bank) (VRDN)
0.260%, 01/01/24	3,400	3,400
Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series D (VRDN)
0.240%, 10/01/40	6,300	6,300
Columbus City School District (BAN) (GO)
2.000%, 12/01/11	4,670	4,724
Columbus Sewer (GO) Series 1 (VRDN)
0.230%, 12/01/26	1,360	1,360
Cuyahoga Falls (BAN) (GO)
1.250%, 12/08/11	2,880	2,890
Dublin City School District (BAN) (GO)
1.000%, 12/08/11	1,825	1,832
Fairfield (BAN) (GO)
1.250%, 08/25/11	1,700	1,705
Fairfield Township (BAN) (GO)
1.625%, 06/08/11	3,000	3,007
Franklin County (GO)
5.000%, 12/01/11	1,000	1,034
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project
(RB) Series B (VRDN)
0.260%, 11/01/40	10,500	10,500
Franklin County Hospital, OhioHealth
Corporation (RB) Series B (VRDN)
0.250%, 11/15/41	8,600	8,600
Franklin County, Holy Cross Health Systems
(RB) (VRDN)
0.250%, 06/01/16	10,100	10,100
Lake County (BAN) (GO)
1.000%, 08/04/11	1,450	1,453
Logan County (BAN) (GO)
1.500%, 11/09/11	3,400	3,412

	Par (000)	Value (000)
Lucas County, ProMedica Healthcare
Obligated Group (RB) Series A
(LOC - UBS AG) (VRDN)
0.230%, 11/15/34	$10,750	$10,750
Mason (BAN) (GO)
1.500%, 06/29/11	1,000	1,003
Mason (BAN) (GO) (DD)
1.500%, 06/29/11	1,500	1,505
Mason City School District (BAN) (GO)
2.000%, 02/01/12	2,600	2,636
Mason Golf Course Acquisition (BAN) (GO)
1.250%, 03/10/11	1,620	1,620
Montgomery County, Catholic Health Initiatives
(RB) Series B-1 (VRDN)
0.230%, 03/01/27	10,200	10,200
Ohio Higher Educational Facility
Commission (TECP) Series B-5 (VRDO)
0.380%, 03/10/11	6,500	6,500
Ohio State (GO) Series A (VRDN)
0.200%, 02/01/23	3,100	3,100
Ohio State (GO) Series B (VRDN)
0.200%, 08/01/17	1,050	1,050
0.220%, 08/01/21	4,000	4,000
Ohio State Higher Educational Facility
Commission, Case Western Reserve University
2002 Project (RB) Series A (VRDN)
0.220%, 10/01/31	10,400	10,400
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
Obligated Group (RB) Series B-4 (VRDN)
0.170%, 01/01/43	3,600	3,600
Ohio State Higher Educational Facility
Commission, Marietta College 2007 Project
(RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.260%, 12/01/32	5,120	5,120
Ohio State Higher Educational Facility
Commission, Oberlin Colllege 2008 Project
(RB) (VRDN)
0.250%, 10/01/48	3,460	3,460
Ohio State Higher Educational Facility
Commission, Xavier University 2000 Project
(RB) (LOC - U.S. Bank) (VRDN)
0.230%, 05/01/15	6,235	6,235
Ohio State Higher Educational Facility
Commission, Xavier University 2008 Project
(RB) Series A (LOC - U.S. Bank) (VRDN)
0.230%, 05/01/42	4,800	4,800
Ohio State University (RB) (VRDN)
0.220%, 12/01/31	5,500	5,500
Ohio State University (RB) Series E (VRDN)
0.230%, 06/01/35	5,000	5,000
Ohio State Water Development Authority (RB)
5.000%, 12/01/11	3,500	3,623
Ohio State Water Development Authority (RB)
Series A
3.000%, 12/01/11	1,000	1,019
Ohio State Water Development Authority,
FirstEnergy Generation Corporation Project
(RB) Series A (LOC - Barclays Bank) (VRDN)
0.210%, 05/15/19	4,200	4,200

See Notes to Schedules of Investments	97

PNC Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Water Development Authority,
FirstEnergy Nuclear Generation Project (RB)
Series B (LOC - Wells Fargo Bank) (VRDN)
0.210%, 12/01/33	$5,795	$5,795
Ohio, Common Schools (GO) Series C (VRDN)
0.220%, 06/15/26	2,065	2,065
Pickerington (BAN) (GO)
1.250%, 02/02/12	6,284	6,323

Total Municipal Securities
(Cost $226,823)		226,823

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
BlackRock Ohio Municipal Money Market
Portfolio##	1,240,867	1,241

Total Affiliated Money Market Fund
(Cost $1,241)		1,241

TOTAL INVESTMENTS — 100.6%
(Cost $228,064)*		228,064

Other Assets & Liabilities – (0.6)%		(1,320)

TOTAL NET ASSETS — 100.0%		$226,744

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$1,241	$ –	$–	$ 1,241
Municipal Securities	–	226,823	–	226,823

Total Assets – Investments in Securities	$1,241	$226,823	$–	$228,064

98	See Notes to Schedules of Investments

PNC Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.5%
Pennsylvania — 99.5%
Beaver County Industrial Development Authority
Pollution Control, FirstEnergy Generation
Project (RB) Series A (LOC - Bank of Nova
Scotia) (VRDN)
0.230%, 03/01/17	$2,500	$2,500
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) (LOC - Barclays Bank) (VRDN)
0.230%, 01/01/35	1,000	1,000
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.230%, 04/01/35	4,300	4,300
Commonwealth of Pennsylvania (GO) Second
Series (NATL-RE)
5.000%, 07/01/11	3,000	3,047
Delaware County Industrial Development
Authority, Resource Recovery Facility (RB)
Series G (VRDN)
0.220%, 12/01/31	3,000	3,000
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.210%, 12/01/15	3,000	3,000
Delaware Valley Regioinal Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
0.320%, 12/01/20	5,000	5,000
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN)
0.250%, 03/01/24	1,700	1,700
Geisinger Authority, Geisinger Health System
(RB) (VRDN)
0.220%, 11/15/32	3,000	3,000
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.240%, 03/01/30	2,245	2,245
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D (LOC -
JPMorgan Chase Bank) (VRDN)
0.210%, 07/01/34	4,200	4,200
Lancaster County Hospital Authority, The
Lancaster General Hospital Refunding Project
(RB) (LOC - Bank of America) (VRDN)
0.230%, 07/01/41	3,200	3,200
Lower Merion School District, Capital Project
(GO) Series B (LOC - U.S. Bank) (VRDN)
0.240%, 04/01/27	5,700	5,700
Northampton County General Purpose Authority,
Lafayette College (RB) Series A (VRDN)
0.240%, 05/01/30	3,000	3,000
Northampton County Higher Education
Authority, Lehigh University (RB)
Series A (VRDN)
0.260%, 11/15/21	2,800	2,800

	Par (000)	Value (000)

Penn Manor School District (GO) Series B
2.000%, 06/01/11	$1,915	$1,922
Pennsylvania Economic Development Financing
Authority, Sunoco Project (RB) Series B
(LOC - JPMorgan Chase Bank) (VRDN)
0.230%, 10/01/34	2,600	2,600
Pennsylvania Housing Finance Agency (RN)
Series 111
0.450%, 09/22/11	3,000	3,000
Pennsylvania Intergovernmental Cooperation
Authority, City of Philadelphia Funding
Program (STRB)
4.000%, 06/15/11	1,375	1,390
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A (VRDN)
0.180%, 02/15/21	2,000	2,000
0.180%, 07/01/31	1,500	1,500
Philadelphia School District (GO) Series F (LOC - Barclays Bank) (VRDN)
0.220%, 09/01/30	3,000	3,000
Pittsburgh Water & Sewer Authority (RB)
Sub-Series C-1C (LOC - Washington Federal
Savings Bank & Federal Home
Loan Bank) (AGM) (VRDN)
0.450%, 09/01/35	3,500	3,500
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.230%, 05/01/44	3,500	3,500
Temple University of the Commonwealth System of Higher Education, University Funding
Obligations (RN)
1.500%, 04/06/11	3,000	3,003
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.230%, 07/01/34	3,625	3,625
York County (GO) (TRAN)
1.000%, 04/29/11	3,000	3,003

Total Municipal Securities
(Cost $79,735)		79,735

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.4%
BlackRock Pennsylvania Municipal Money
Market Portfolio†	336,544	337

Total Affiliated Money Market Fund
(Cost $337)		337
TOTAL INVESTMENTS — 99.9%
(Cost $80,072)*		80,072
Other Assets & Liabilities – 0.1%		87
TOTAL NET ASSETS — 100.0%		$80,159

*	Also cost for Federal income tax purposes.

† See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	99

PNC Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$337	$ –	$–	$ 337
Municipal Securities	–	79,735	–	79,735

Total Assets – Investments in Securities	$337	$79,735	$–	$80,072

100	See Notes to Schedules of Investments

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.7%
Colorado — 2.1%
Colorado Housing & Finance Authority (RB)
Series I-B3 (VRDN)
0.250%, 11/01/21	$13,535	$13,535

Connecticut — 0.4%
Connecticut (GO) Series A (VRDN)
0.330%, 02/15/21	2,500	2,500

District of Columbia — 1.2%
District of Columbia Georgetown University (RB)
Series C (LOC - TD Bank) (VRDN)
0.210%, 04/01/42	7,500	7,500

Florida — 1.3%
Citizens Property Insurance (RN) Series A-2
2.000%, 04/21/11	8,000	8,010

Illinois — 1.9%
Illinois Finance Authority, University of Chicago Project (RB) Series B (VRDN)
0.190%, 07/01/33	12,000	12,000

Iowa — 1.8%
Iowa City (RB) (VRDN)
0.230%, 04/01/32	9,375	9,375
Iowa Higher Education Loan Authority, Private
Education Working Capital Loan Program
(RAN) Series F (LOC - U.S. Bank)
1.750%, 05/20/11	2,000	2,005

		11,380

Kentucky — 1.9%
Berea Educational Facilities Authority, Berea
College Project (RB) Series A (VRDN)
0.190%, 06/01/32	3,800	3,800
Kentucky Economic Development Finance
Authority, Baptist Healthcare System (RB)
Series B-1 (LOC- JPMorgan Chase Bank)
(VRDN)
0.200%, 08/15/38	8,300	8,300

		12,100

Louisiana — 5.5%
Louisiana (GO) Series A (VRDN)
0.250%, 07/15/26	11,835	11,835
Louisiana Public Facilities Authority, CHRISTUS Health Project (RB) Series B-3 (LOC - Bank of New York) (VRDN) 0.220%, 07/01/47	14,000	14,000
Louisiana Public Facilities Authority, Franciscan
Missionaries of Our Lady Health System
Project (RB) Series D (LOC - U.S. Bank)
(VRDN)
0.190%, 07/01/28	9,000	9,000

		34,835

Maryland — 1.9%
Baltimore Industrial Development Authority,
Capital Acquisition Program (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.350%, 08/01/16	12,000	12,000

	Par (000)	Value (000)

Massachusetts — 9.1%
Commonwealth of Massachusetts, Central
Artery/Ted Williams Tunnel Infrastructure
(GO) Series A (VRDN)
0.250%, 12/01/30	$16,000	$16,000
Massachusetts Development Finance Agency,
Boston University (RB) Series U-1 (LOC -
Bank of Nova Scotia) (VRDN)
0.200%, 10/01/40	8,000	8,000
Massachusetts Health & Educational Facilities
Authority, Massachusetts Institute of
Technology (RB) Series J-2 (VRDN)
0.180%, 07/01/31	7,850	7,850
Massachusetts Health & Educational Facilities
Authority, Partners HealthCare System Issue
(RB) Series F-4 (VRDN)
0.280%, 07/01/40	15,000	15,000
Massachusetts Water Resources Authority (RB)
Series F (VRDN)
0.200%, 08/01/29	10,700	10,700

		57,550

Michigan — 4.2%
Michigan State (GO) Series A
2.000%, 09/30/11	10,000	10,091
University of Michigan (RB) Series B (VRDN)
0.190%, 12/01/25	5,270	5,270
0.230%, 12/01/37	11,175	11,175

		26,536

Minnesota — 7.1%
Minneapolis Revenue Authority, University
Gateway Project (RB) Series B (VRDN)
0.250%, 12/01/27	7,920	7,920
Minnesota Higher Education Facilities Authority,
Carleton College (RB) Series 3-L2 (VRDN)
0.230%, 11/01/12	8,975	8,975
Rochester Health Care Facilities (TECP)
0.250%, 04/01/11	11,400	11,400
Rochester Health Care Facilities (TECP) (VRDO)
0.310%, 03/03/11	7,000	7,000
University of Minnesota (RB) Series A (VRDN)
0.280%, 01/01/34	9,200	9,200

		44,495

Missouri — 3.0%
Missouri State Health & Educational Facilities
Authority, BJC Health System (RB) Series B
(VRDN)
0.190%, 05/15/34	10,000	10,000
University of Missouri (RB) Series A (VRDN)
0.190%, 11/01/31	9,085	9,085

		19,085

Nevada — 2.6%
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB) Series A (LOC - Bank of New York) (VRDN) 0.190%, 06/01/42	16,500	16,500

See Notes to Schedules of Investments	101

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
New Hampshire — 2.9%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series A (VRDN)
0.260%, 06/01/31	$1,500	$1,500
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series B (VRDN)
0.260%, 06/01/41	17,100	17,100

		18,600

New Mexico — 1.5%
New Mexico (TRAN)
2.000%, 06/30/11	5,300	5,330
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services (RB) Series C (VRDN)
0.250%, 08/01/34	3,970	3,970

		9,300

New York — 2.9%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.220%, 09/01/27	10,000	10,000
New York City Transitional Finance Authority (RB) Series C (VRDN)
0.230%, 05/01/28	8,000	8,000

		18,000

North Carolina — 2.8%
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.230%, 01/01/20	5,980	5,980
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.250%, 12/01/20	12,000	12,000

		17,980

Ohio — 12.2%
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.260%, 11/01/40	14,500	14,500
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.250%, 06/01/16	8,500	8,500
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (VRDN)
0.230%, 03/01/27	3,000	3,000
Ohio Higher Educational Facility Commission (TECP) Series B-5 (VRDO)
0.380%, 03/10/11	8,500	8,500
Ohio State (GO) Series B (VRDN)
0.220%, 08/01/21	11,500	11,500
0.220%, 03/15/25	10,000	10,000
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (VRDN)
0.220%, 10/01/31	17,400	17,400

	Par (000)	Value (000)
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group (RB) Series B-4 (VRDN)
0.170%, 01/01/43	$3,900	$3,900

		77,300

Pennsylvania — 7.9%
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.230%, 04/01/35	2,000	2,000
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.220%, 12/01/31	14,550	14,550
Delaware Valley Regioinal Financial Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
0.320%, 12/01/20	4,300	4,300
Lower Merion School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.240%, 04/01/27	11,200	11,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.180%, 02/15/21	4,000	4,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM)
0.450%, 09/01/35	1,500	1,500
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.230%, 05/01/44	1,500	1,500
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.230%, 07/01/34	10,800	10,800

		49,850

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.230%, 05/01/39	9,840	9,840

Texas — 14.6%
Harris County Cultural Education Facilities Finance Corporation, The Methodist Hospital System (RB) Series C-2 (VRDN)
0.170%, 12/01/31	7,000	7,000
Harris County Cultural Education Facilities Finance Corporation, The Methodist Hospital System (RB) SubSeries C-2 (VRDN)
0.170%, 12/01/27	2,500	2,500
Harris County Health Facilities Development, Methodist Hospital System (RB) Series A-1 (VRDN)
0.170%, 12/01/41	4,000	4,000

102	See Notes to Schedules of Investments

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Harris County Health Facilities Development, Texas Children’s Hospital Project (RB) Series 2 (VRDN)
0.190%, 10/01/41	$18,000	$18,000
North Central Texas Health Facility Development, Baylor Health Care System Project (RB) Series C (VRDN)
0.250%, 08/15/30	9,225	9,225
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.240%, 03/15/35	22,000	22,000
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical Center Project (RB) Series B (VRDN)
0.250%, 12/01/39	8,000	8,000
Texas (TRAN) (RN) Series 2010
2.000%, 08/31/11	20,000	20,165
Texas Water Development Board (RB) Series 2007A (VRDN)
0.190%, 07/15/19	1,000	1,000

		91,890

Utah — 1.6%
Utah County, IHC Health Services (RB) Series C (VRDN)
0.250%, 05/15/35	10,000	10,000

Virginia — 7.0%
Fairfax County Industrial Development Authority, Fairfax Hospital System (RB) Series D (VRDN)
0.250%, 10/01/25	5,700	5,700
Fairfax County Industrial Development Authority, Inova Health System Project (RB) Series A-2 (VRDN)
0.190%, 05/15/35	5,000	5,000
Fairfax County Industrial Development Authority, Inova Health System Project (RB) Series C-1 (VRDN)
0.190%, 05/15/26	10,000	10,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution (RB) Series A (VRDN)
0.220%, 02/15/38	10,000	10,000
Virginia College Building Authority, 21st Century College and Equipment Programs (RB) Series B (VRDN)
0.210%, 02/01/26	13,300	13,300

		44,000

Washington — 1.7%
Tulalip Tribes of the Tulalip Reservation, (RB) (LOC - Wells Fargo Bank) (VRDN)
0.270%, 06/01/19	10,900	10,900

Total Municipal Securities (Cost $635,686)		635,686

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds MuniFund Portfolio†	1,190,042	$1,190

Total Affiliated Money Market Fund (Cost $1,190)		1,190

TOTAL INVESTMENTS — 100.9% (Cost $636,876)*		636,876
Other Assets & Liabilities – (0.9)%		(5,670)
TOTAL NET ASSETS — 100.0%		$631,206

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	103

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$1,190	$ –	$–	$ 1,190
Municipal Securities	–	635,686	–	635,686

Total Assets – Investments in Securities	$1,190	$635,686	$–	$636,876

104	See Notes to Schedules of Investments

PNC Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 97.6%
U.S. Treasury Bills† — 97.6%
0.070%, 03/03/11	$19,700	$19,700
0.148%, 03/03/11	10,000	10,000
0.178%, 03/03/11	3,000	3,000
0.135%, 03/10/11	20,000	19,999
0.148%, 03/10/11	10,000	10,000
0.150%, 03/10/11	12,000	11,999
0.150%, 03/10/11	10,000	10,000
0.130%, 03/17/11	22,000	21,999
0.138%, 03/17/11	14,000	13,999
0.150%, 03/17/11	3,000	3,000
0.153%, 03/17/11	10,000	9,999
0.120%, 03/24/11	4,500	4,500
0.138%, 03/24/11	5,000	4,999
0.143%, 03/24/11	3,000	3,000
0.144%, 03/24/11	10,000	9,999
0.145%, 03/24/11	20,000	19,998
0.155%, 03/24/11	4,000	3,999
0.097%, 03/31/11	10,000	9,999
0.133%, 03/31/11	21,000	20,999
0.153%, 03/31/11	1,500	1,500
0.138%, 04/07/11	30,000	29,996
0.143%, 04/14/11	16,500	16,497
0.143%, 04/14/11	6,000	5,999
0.105%, 04/21/11	17,500	17,497
0.168%, 04/21/11	23,000	22,994
0.170%, 04/21/11	1,500	1,500
0.148%, 04/28/11	3,000	2,999
0.171%, 04/28/11	19,000	18,995
0.137%, 05/12/11	3,000	2,999
0.168%, 05/12/11	3,000	2,999
0.100%, 05/19/11	15,000	14,997
0.106%, 06/02/11	16,000	15,996
0.135%, 06/09/11	22,000	21,992
0.153%, 08/04/11	5,000	4,997
0.280%, 12/15/11	5,000	4,989
Total U.S. Treasury Obligations (Cost $398,134)		398,134

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.3%
Federated U.S. Treasury Cash Reserve Money Market Fund	1,398,313	$1,398
Total Money Market Fund (Cost $1,398)		1,398
AFFILIATED MONEY MARKET FUND —2.5%
BlackRock Treasury Trust Fund††	10,000,000	10,000
Total Affiliated Money Market Fund (Cost $10,000)		10,000
TOTAL INVESTMENTS — 100.4% (Cost $409,532)*		409,532
Other Assets & Liabilities – (0.4)%		(1,480)
TOTAL NET ASSETS — 100.0%		$408,052

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedule of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments	105

PNC Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the fund’s net assets as of February 28, 2011 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 28, 2011 (000)
Affiliated Money Market Fund	$10,000	$ –	$–	$ 10,000
Money Market Fund	1,398	–	–	1,398
U.S. Treasury Obligations	–	398,134	–	398,134

Total Assets – Investments in Securities	$11,398	$398,134	$–	$409,532

106	See Notes to Schedules of Investments

PNC Funds
INVESTMENT ABBREVIATIONS AND DEFINITIONS
February 28, 2011 (Unaudited)

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

CVO — Contingent Value Obligation

DD — Delayed Delivery Security

DN — Discount Note

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FRN	—

Floating Rate Note: the rate shown is the rate in effect on February 28, 2011, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GDR — Global Depository Receipt

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE	—	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RAN — Revenue Anticipation Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN	—	Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2011, and the date shown is the final maturity date, not the next reset or put date.
VRDO	—	Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2011, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments	107

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2011 (Unaudited)

Fund Organization

PNC Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on January 28, 1986. As of February 28, 2011, the Trust offered for sale shares of 30 Funds.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Core Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at their bid prices. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Non-mutual fund short-term investments held as collateral for loaned securities are valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

108

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in the Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets (where the security is principally traded) close and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

Futures contracts which are valued at their daily closing price.

109

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2011 (Unaudited)

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models from inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.The Funds did not have any significant transfers between Level 1 and Level 2 during the fiscal nine months ended February 28, 2011.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2011 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars as follows. The foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

110

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of February 28, 2011, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing the Fund’s yield, certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities referred to asTBAs orTo Be Announced and COPs or Certificates of Participation) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain as collateral liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Details of futures contracts open as of February 28, 2011 are included in the respective Fund’s Schedule of Investments.

During the fiscal nine months ended February 28, 2011, the futures transactions executed by the Equity Funds were as follows:

111

PNC Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2011 (Unaudited)

	Notional Cost of Contracts May 31, 2010 (000)	Contracts Opened (000)	Contracts Closed (000)	Notional Cost of Contracts February 28, 2011 (000)
Balanced Allocation Fund	$ 661	$ 1,269	$ (1,573)	$ 357
International Equity Fund	9,261	28,768	(27,934)	10,095
Large Cap Growth Fund	2,145	14,505	(15,662)	988
S&P 500 Index Fund	2,152	13,721	(15,027)	846
Small Cap Core Fund	2,698	8,058	(7,893)	2,863

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

2. Affiliated Holdings

Affiliated Domestic Common Stock

The common stock of The PNC Financial Services Group, Inc. (“PNC Group”), the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust, is included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stock of the PNC Group in approximately the same proportion as the percentage the PNC Group common stock represents in the S&P 500® Index.

Affiliated Money Market Funds

Pursuant to SEC rules, the Equity Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by theTrust, PNC Advantage Funds and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the fiscal nine months ended February 28, 2011 are shown in the table below.

	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	Institutional Money Market Trust* (000)
Balanced Allocation Fund	$(1,631)	$ –	$149,934
International Equity Fund	2,071	–	(16,225)
Large Cap Core Equity Fund	55	–	–
Large Cap Growth Fund	(1,206)	–	–
Large Cap Value Fund	(4,785)	–	–
Mid Cap Value Fund	691	–	–
Multi-Factor Small Cap Core Fund	(983)	95	–
Multi-Factor Small Cap Growth Fund	(230)	388	–
Multi-Factor Small Cap Value Fund	(89)	3,007	–
S&P 500 Index Fund	(1,179)	55	–
Small Cap Core Fund	827	13,020	–
*Advised by BlackRock, Inc.

112

	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Bond Fund	$(8,967)	$ –	$ –	$ –	$ –

Government Mortgage Fund	(661)	–	–	–	–

High Yield Bond Fund	(355)	479	–	–	–

Intermediate Bond Fund	2,470	1,316	–	–	–

Limited Maturity Bond Fund	5,260	–	–	–	–

Total Return Advantage Fund	(741)	631	–	–	–

Ultra Short Bond Fund	14,148	–	–	–	–

Intermediate Tax Exempt Bond Fund	–	–	–	–	4,803

Ohio Intermediate Tax Exempt Bond Fund	–	–	1,830	–	–

Pennsylvania Intermediate Municipal Bond Fund	–	–	–	935	–

Tax-Exempt Limited Maturity Bond Fund	–	–	–	–	1,683

	PNC Advantage Institutional Money Market Fund (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)
Money Market Fund	$15,558	$ –	$ –	$–

Ohio Municipal Money Market Fund	–	–	418	–

Pennsylvania Tax Exempt Money Market Fund	–	–	–	(8)

Tax Exempt Money Market Fund	–	(152)	–	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

3. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

113

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)
Date 4/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)
Date 4/26/2011

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)
Date 4/26/2011

* Print the name and title of each signing officer under his or her signature.